As filed with the Securities and Exchange Commission on October 15, 2003
Securities Act File No. 333-108220

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2	|X|
Post-Effective Amendment No. __	| |
(Check appropriate box or boxes)

Merrill Lynch Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in its Charter)

(609) 282-2800 (Area Code and Telephone Number)

800 Scudders Mill Road Plainsboro, New Jersey 08536 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terry K. Glenn Merrill Lynch Variable Series Funds, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536 (Name and Address of Agent for Service)

Copies to:

Leonard B. Mackey, Jr. Esq. Clifford Chance US LLP 200 Park Avenue New York, NY 10166	Andrew J. Donohue, Esq. Merrill Lynch Investment Managers, L.P. P.O. Box 9011 Plainsboro, NJ 08543-9011

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, Par Value $.10 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

MERCURY VARIABLE TRUST MERCURY V.I. FUNDS, INC. MERRILL LYNCH VARIABLE SERIES FUNDS, INC. P.O. BOX 9011 PRINCETON, NEW JERSEY 08543-9011

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON NOVEMBER 17, 2003

TO THE SHAREHOLDERS OF:
     MERCURY INTERNATIONAL VALUE V.I. FUND
     MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
     MERRILL LYNCH H FOCUS TWENTY V.I. FUND
     MERRILL LYNCH RESERVE ASSETS V.I. FUND
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

NOTICE IS HEREBY GIVEN that special meetings of shareholders of each of the funds listed above (each, a “Meeting”) will be held at the offices of Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, November 17, 2003 at the times set forth opposite each fund’s name:

Meeting Time
Mercury International Value V.I. Fund, a series of Mercury Variable Trust;	9:00 a.m., Eastern Time

Merrill Lynch Large Cap Growth V.I. Fund, a series of Mercury V.I. Funds, Inc.;	9:30 a.m., Eastern Time

Merrill Lynch Focus Twenty V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc.;	10:00 a.m., Eastern Time

Merrill Lynch Reserve Assets V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc.; and	10:30 a.m., Eastern Time

Merrill Lynch Developing Capital Markets V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc.	11:00 a.m., Eastern Time

The Meetings are being held for the following purposes:

(1)	For Mercury International Value V.I. Fund of Mercury Variable Trust (“Mercury International Value”): to approve an Agreement and Plan of Reorganization providing for the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Mercury International Value by Merrill Lynch International Value V.I. Fund (“ML International Value”), a newly created series of Merrill Lynch Variable Series Funds, Inc. (the “Company”), in exchange solely for an equal aggregate value of newly-issued shares of ML International Value. The Agreement and Plan of Reorganization also provides for the distribution of ML International Value shares to shareholders of Mercury International Value in liquidation of Mercury International Value. A vote in favor of this proposal will constitute a vote in favor of the termination of Mercury International Value as a series of Mercury Variable Trust and the termination of Mercury Variable Trust as both a registered investment company and a Massachusetts business trust;

(2)	For Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (“Large Cap Growth”): to approve an Agreement and Plan of Reorganization providing for the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Large Cap Growth by Merrill Lynch Large Cap Growth V.I. Fund (“ML Large Cap Growth”), a newly created series of the Company, in exchange solely for an equal aggregate value of newly-issued shares of ML Large Cap Growth. The Agreement and Plan of Reorganization also provides for the distribution of ML Large Cap Growth shares to shareholders of Large Cap Growth in liquidation of Large Cap Growth. A vote in favor of this proposal will constitute a vote in favor of the termination of Large Cap Growth as a series of Mercury V.I. Funds, Inc. and the termination of Mercury V.I. Funds, Inc. as both a registered investment company and a Maryland corporation;

(3)	For Merrill Lynch Focus Twenty V.I. Fund (“ML Focus Twenty”): to approve an Agreement and Plan of Reorganization providing for the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Focus Twenty by ML Large Cap Growth in exchange solely for an equal aggregate value of newly-issued shares of ML Large Cap Growth. The Agreement and Plan of Reorganization also provides for the distribution of ML Large Cap Growth shares to shareholders of ML Focus Twenty in liquidation of ML Focus Twenty. A vote in favor of this proposal will constitute a vote in favor of the termination of ML Focus Twenty as a series of the Company;

(4)	For Merrill Lynch Reserve Assets V.I. Fund (“ML Reserve Assets”): to approve an Agreement and Plan of Reorganization providing for the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Reserve Assets by Merrill Lynch Domestic Money Market V.I. Fund (“ML Domestic Money Market”), a series of the Company, in exchange solely for an equal aggregate value of newly-issued shares of ML Domestic Money Market. The Agreement and Plan of Reorganization also provides for the distribution of ML Domestic Money Market shares to shareholders of ML Reserve Assets in liquidation of ML Reserve Assets. A vote in favor of this proposal will constitute a vote in favor of the termination of ML Reserve Assets as a series of the Company;
(5)	For Merrill Lynch Developing Capital Markets V.I. Fund (“ML Developing Capital Markets”): to approve an Agreement and Plan of Reorganization providing for the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Developing Capital Markets by Merrill Lynch Global Allocation V.I. Fund (“ML Global Allocation”), a series of the Company, in exchange solely for an equal aggregate value of newly-issued shares of ML Global Allocation. The Agreement and Plan of Reorganization also provides for the distribution of ML Global Allocation shares to shareholders of ML Developing Capital Markets in liquidation of ML Developing Capital Markets. A vote in favor of this proposal will constitute a vote in favor of the termination of ML Developing Capital Markets as a series of the Company; and
(6)	For all Funds: to transact such other business as properly may come before the Meetings or any adjournment thereof.

     The Board of Directors of each of Mercury V.I. Funds, Inc. and the Company have fixed the close of business on September 12, 2003 and the Board of Trustees of Mercury Variable Trust has fixed the close of business on October 7, 2003 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

     You are cordially invited to attend the Meeting for your Fund(s). Shareholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the Internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors/Trustees of each of Mercury Variable Trust, Mercury V.I. Funds, Inc. and the Company.

If you have any questions regarding the enclosed proxy material, please contact our proxy solicitor, Georgeson Shareholder, at 1-866-638-7800.

By Order of the Board of Directors/Trustees,

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. MERCURY VARIABLE TRUST MERCURY V.I. FUNDS, INC.

STEPHEN M. BENHAM Secretary

Princeton, New Jersey Dated: October 15, 2003

PROXY STATEMENT AND PROSPECTUS DATED OCTOBER 15, 2003

MERCURY INTERNATIONAL VALUE V.I. FUND A SERIES OF MERCURY VARIABLE TRUST

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND A SERIES OF MERCURY V.I. FUNDS, INC.

MERRILL LYNCH FOCUS TWENTY V.I. FUND
MERRILL LYNCH RESERVE ASSETS V.I. FUND
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND
MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND
EACH A SERIES OF
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
P.O. B0X 9011
PRINCETON, NEW JERSEY08543-9011
(609) 282-2800

SPECIAL MEETINGS OF SHAREHOLDERS

NOVEMBER 17, 2003

This Joint Proxy Statement and Prospectus is being sent to you because you are a shareholder of one or more of the following funds:

Mercury International Value V.I. Fund (“Mercury International Value”), a series of Mercury Variable Trust (the “Mercury Trust”);

Merrill Lynch Large Cap Growth V.I. Fund (“Large Cap Growth”), a series of Mercury V.I. Funds, Inc. (the “Mercury Company”);

Merrill Lynch Focus Twenty V.I. Fund (“ML Focus Twenty”), a series of Merrill Lynch Variable Series Funds, Inc. (the “Company”);

Merrill Lynch Reserve Assets V.I. Fund (“ML Reserve Assets”), a series of the Company; and

Merrill Lynch Developing Capital Markets V.I. Fund (“ML Developing Capital Markets”), a series of the Company.

A Special Meeting of the shareholders of each of these funds will be held on Monday, November 17, 2003 to consider the applicable items listed below and discussed in greater detail elsewhere in this Proxy Statement and Prospectus (each, a “Meeting” and, collectively, the “Meetings”). The Board of Directors or Trustees (the “Directors”) of each of the Company, Mercury Trust and Mercury Company are requesting shareholders of each fund to submit a proxy to be used at each applicable Meeting to vote the shares held by the shareholder submitting the proxy.

(continued on the following page)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

The proposals to be considered at the Meetings are:

1.	For Mercury International Value: To approve or disapprove an Agreement and Plan of Reorganization between Mercury International Value and Merrill Lynch International Value V.I. Fund (“ML International Value”), a newly created series of the Company (the “International Value Reorganization”);

2.	For Large Cap Growth: To approve or disapprove an Agreement and Plan of Reorganization between Large Cap Growth and Merrill Lynch Large Cap Growth V.I. Fund (“ML Large Cap Growth”), a newly created series of the Company (the “Large Cap Growth Reorganization”);

3.	For ML Focus Twenty: To approve or disapprove an Agreement and Plan of Reorganization between ML Focus Twenty and ML Large Cap Growth (the “Focus Twenty Reorganization”);

4.	For ML Reserve Assets: To approve or disapprove an Agreement and Plan of Reorganization between ML Reserve Assets and Merrill Lynch Domestic Money Market V.I. Fund (“ML Domestic Money Market”), a series of the Company (the “Reserve Assets Reorganization”);

5.	For ML Developing Capital Markets: To approve or disapprove an Agreement and Plan of Reorganization between ML Developing Capital Markets and Merrill Lynch Global Allocation V.I. Fund (“ML Global Allocation”), a series of the Company (the “Developing Capital Markets Reorganization”); and

6.	For All Funds: To transact such other business as may properly come before the Meetings or any adjournment thereof.

Each of Mercury International Value, Large Cap Growth, ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets is referred to herein as an “Acquired Fund” and, collectively, as the “Acquired Funds.” Each of ML International Value, ML Large Cap Growth, ML Domestic Money Market and ML Global Allocation is referred to herein as an “Acquiring Fund” and, collectively, as the “Acquiring Funds.” The Acquired Funds and the Acquiring Funds are each referred to herein as a “Fund” and, collectively as the “Funds.”

The International Value Reorganization will comprise (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Mercury International Value by ML International Value, in exchange for newly-issued Class I shares of ML International Value to be distributed to the Class I shareholders of Mercury International Value, and (ii) the termination of Mercury International Value as a series of the Mercury Trust, which, in turn, will be terminated both as a registered investment company and a Massachusetts business trust.

The Large Cap Growth Reorganization will comprise (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of Large Cap Growth Fund by ML Large Cap Growth, in exchange for newly-issued Class I shares of ML Large Cap Growth to be distributed to the Class A shareholders of Large Cap Growth, and (ii) the termination of Large Cap Growth as a series of the Mercury Company, which, in turn, will be terminated both as a registered investment company and a Maryland corporation.

The Focus Twenty Reorganization will comprise (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Focus Twenty by ML Large Cap Growth, in exchange for newly-issued Class I shares of ML Large Cap Growth to be distributed to the Class I shareholders of ML Focus Twenty, and (ii) the termination of ML Focus Twenty as a series of the Company.

The Reserve Assets Reorganization will comprise (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Reserve Assets by ML Domestic Money Market, in exchange for newly-issued Class I shares of ML Domestic Money Market to be distributed to the Class I shareholders of ML Reserve Assets, and (ii) the termination of ML Reserve Assets as a series of the Company.

The Developing Capital Markets Reorganization will comprise (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of ML Developing Capital Markets by ML Global Allocation, in exchange for newly-issued Class I and Class II shares of ML Global Allocation to be distributed to the Class I and Class II shareholders, respectively, of ML Developing Capital Markets, and (ii) the termination of ML Developing Capital Markets as a series of the Company.

The International Value Reorganization, the Large Cap Growth Reorganization, the Focus Twenty Reorganization, the Reserve Assets Reorganization and the Developing Capital Markets Reorganization are collectively referred to herein as the “Reorganizations.” The Focus Twenty Reorganization, the Reserve Assets Reorganization and the Developing Capital Markets Reorganization are collectively referred to herein as the “Variable Series Reorganizations.”

The Directors of the Mercury Company and the Company have fixed the close of business on September 12, 2003 and the Trustees of the Mercury Trust have fixed the close of business on October 7, 2003, as the record date (the “Record Date”) for the determination of shareholders entitled to notice of, and to vote at, each Meeting or any adjournment thereof. Shareholders of an Acquired Fund on the Record Date will be entitled to one vote for each share of an Acquired Fund held, with no share having cumulative voting rights. As of the close of business on the Record Date, each Acquired Fund had the following number of outstanding shares:

Mercury International Value	26,362,830.734 shares
Large Cap Growth	7,878,481.045 shares
ML Focus Twenty	2,642,968.763 shares
ML Reserve Assets	12,065,142.660 shares
ML Developing Capital Markets	3,965,754.188 shares

To the knowledge of the management of each of the Funds, no person owned beneficially more than 5% of the respective outstanding shares of any class of any Fund at the Record Date.

The Mercury Trust, the Mercury Company and the Company are each open-end management investment companies. The current prospectus of the Company, dated May 1, 2003, as revised September 2, 2003 (the “Company Prospectus”), accompanies this Proxy Statement and Prospectus and is incorporated herein by reference. The Annual Report to Shareholders of the Company, dated December 31, 2002, also accompanies this Proxy Statement and Prospectus.

This Proxy Statement and Prospectus sets forth concise information about the Funds that a shareholder of an Acquired Fund should know before considering a Reorganization and should be retained for future reference. The Mercury Trust, the Mercury Company and the Company each has authorized the solicitation of proxies in connection with the Reorganizations solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

A statement of additional information dated October 15, 2003 relating to these Reorganizations (the “Statement of Additional Information”) is on file with the Commission. The Statement of Additional Information is available from the Company without charge, upon oral request by calling 1-800-MER-FUND or by writing the Company at its principal executive offices. The Statement of Additional Information is incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, other material incorporated herein by reference and other information regarding the Company.

Other documents that contain information about the Funds have been filed with the Commission and are available without charge by writing to the address or calling the telephone number set forth below. These documents include: the Prospectus and Statement of Additional Information for each Acquired Fund and the Annual Report for each Acquired Fund.

The address of the principal executive offices of each of the Mercury Trust, the Mercury Company and the Company is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is 609-282-2800.

TABLE OF CONTENTS

		Page
INTRODUCTION		1

SUMMARY		2

PROPOSAL 1:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE INTERNATIONAL VALUE REORGANIZATION	4

	Fee Table for Shareholders of Mercury International Value and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)	4

	Risk Factors and Special Considerations	6

	Comparison of the Funds	9

PROPOSAL 2:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE LARGE CAP GROWTH REORGANIZATION	13

	Fee Table for Shareholders of Large Cap Growth and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)	13

	Risk Factors and Special Considerations	15

	Comparison of the Funds	18

PROPOSAL 3:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE FOCUS TWENTY REORGANIZATION	22

	Fee Table for Shareholders of ML Focus Twenty and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)	22

	Risk Factors and Special Considerations	25

	Comparison of the Funds	25

PROPOSAL 4:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE RESERVE ASSETS REORGANIZATION	29

	Fee Table for Shareholders of Funds Involved in the Reserve Assets Reorganization and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)	29

	Risk Factors and Special Considerations	31

	Comparison of the Funds	32

PROPOSAL 5:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE DEVELOPING CAPITAL MARKETS REORGANIZATION	36

	Fee Table for Shareholders of Funds Involved in the Developing Capital Markets Reorganization and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)	36

	Risk Factors and Special Considerations	39

	Comparison of the Funds	41

THE REORGANIZATIONS		46

INFORMATION CONCERNING THE SPECIAL MEETINGS		53

ADDITIONAL INFORMATION		54

LEGAL PROCEEDINGS		54

LEGAL OPINIONS		54

INDEPENDENT AUDITORS		55

TABLE OF CONTENTS (continued)

Page
SHAREHOLDER PROPOSALS		55

EXHIBIT 1 —	AGREEMENT AND PLAN OF REORGANIZATION (INTERNATIONAL VALUE REORGANIZATION)	1-1

EXHIBIT 2 —	AGREEMENT AND PLAN OF REORGANIZATION (LARGE CAP GROWTH REORGANIZATION)	2-1

EXHIBIT 3 —	FORM OF AGREEMENT AND PLAN OF REORGANIZATION (VARIABLE SERIES REORGANIZATIONS)	3-1

EXHIBIT 4 —	ADDITIONAL INFORMATION ABOUT THE COMPANY	4-1

EXHIBIT 5 —	SECURITY OWNERSHIP OF CERTAIN RECORD OWNERS AND MANAGEMENT	5-1

INTRODUCTION

This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors or Trustees of the Mercury Trust, the Mercury Company and the Company for use at the Meeting of shareholders of each Acquired Fund, to be held at the offices of Merrill Lynch Investment Managers, L.P. (“MLIM”), 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, November 17, 2003 at the times set forth in the notice to this Proxy Statement and Prospectus. The mailing address for each of the Mercury Trust, the Mercury Company and the Company is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is October 20, 2003.

The shares of each of the Mercury Trust, the Mercury Company and the Company are sold only to separate accounts of certain insurance companies (the “Insurance Companies”), including Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, or to Insurance Companies directly, in connection with variable annuity contracts and/or variable life insurance contracts (the “Contracts”) issued by such companies. With respect to the proposals presented in this Proxy Statement and Prospectus, the Insurance Companies will vote the shares of the applicable Acquired Fund held in such separate accounts based on the instructions timely received from owners of the Contracts (the “Contract Owners”) that have a voting interest in the Acquired Fund shares to be voted. Each Insurance Company will also vote shares of the applicable Acquired Fund held in such separate accounts for which no voting instructions from Contract Owners are timely received, as well as shares of the applicable Acquired Fund that such Insurance Company owns directly, in the same proportion as those shares of the Acquired Fund for which voting instructions from Contract Owners are timely received. In connection with the solicitation of such instructions from Contract Owners, it is expected that the Insurance Companies will furnish a copy of this Proxy Statement and Prospectus to Contract Owners. Contract Owners providing voting instructions should review carefully the detailed information regarding the proposals to be voted on, and the recommendations of the Directors of each of the Mercury Trust, the Mercury Company and the Company set forth in this Proxy Statement and Prospectus.

The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract Owner, which are set forth in the Contract. A Contract Owner has no interest in the shares of an Acquired Fund or an Acquiring Fund, but only in the Contract. The Contract is described in the prospectus for each Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of the applicable Acquired Fund and the applicable Acquiring Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the separate accounts made by the Insurance Companies with respect to the Contracts. Because shares of the Acquired Funds and the Acquiring Funds are sold only to the Insurance Companies, the terms “shareholder” and “shareholders” in this Proxy Statement and Prospectus refer to the Insurance Companies.

Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the Mercury Trust, the Mercury Company or the Company, as applicable, at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted “FOR” the proposal to approve the applicable Agreement and Plan of Reorganization (each, an “Agreement and Plan”). Properly executed proxies that are returned but that are marked “abstain” will be counted as present for the purposes of determining a quorum. Such abstentions will have the same effect as a vote against approval of the Agreement and Plan.

Shareholders of an Acquired Fund will be entitled to receive an equal aggregate value of shares to be issued by the corresponding Acquiring Fund as they held in the Acquired Fund immediately prior to the Reorganization in the respective class set forth below:

Acquired Fund		Acquiring Fund
•	Mercury International Value	•	ML International Value
	Class I		Class I
•	Large Cap Growth	•	ML Large Cap Growth
	Class A		Class I
•	ML Focus Twenty	•	ML Large Cap Growth
	Class I		Class I
•	ML Reserve Assets	•	ML Domestic Money Market
	Class I		Class I
•	ML Developing Capital Markets	•	ML Global Allocation
	Class I		Class I
	Class II		Class II

The aggregate net asset value of the shares of an Acquiring Fund to be issued to the shareholders of the corresponding Acquired Fund will equal the aggregate net asset value of the outstanding shares of the Acquired Fund as set forth in each Agreement and Plan. The fund resulting from a Reorganization is sometimes referred to herein as a “Combined Fund.”

With respect to each Reorganization except the Large Cap Growth Reorganization, assuming a quorum is present, approval of the Agreement and Plan will require the affirmative vote of the shareholders of the Acquired Fund representing at least two-thirds of the outstanding shares entitled to be cast thereon. With respect to the Large Cap Growth Reorganization, assuming a quorum is present, approval of the Agreement and Plan will require the affirmative vote of the shareholders of Large Cap Growth representing a majority of the outstanding shares entitled to be cast thereon. See “Information Concerning the Special Meetings.”

The Directors of each of the Mercury Trust, the Mercury Company and the Company know of no business other than that discussed above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

This Proxy Statement and Prospectus serves as a prospectus of the Company, on behalf of the Acquiring Funds, under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares of each Acquiring Fund to the shareholders of the corresponding Acquired Fund pursuant to the terms of each Agreement and Plan.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in each Agreement and Plan, copies of which are attached hereto as Exhibits 1, 2 and 3.

At a meeting of the Board of Directors of the Mercury Company held on July 3, 2003 and at a meeting of the Board of Directors/Trustees of each of the Mercury Trust and the Company held on July 7, 2003, the Directors approved the following Reorganizations:

(1) International Value Reorganization. ML International Value will acquire substantially all of the assets and assume substantially all of the liabilities of Mercury International Value, in exchange solely for an equal aggregate value of newly-issued Class I shares of ML International Value to be distributed to the Class I shareholders of Mercury International Value.

(2) Large Cap Growth Reorganization. ML Large Cap Growth will acquire substantially all of the assets and assume substantially all of the liabilities of Large Cap Growth, in exchange solely for an equal aggregate value of newly-issued Class I shares of ML Large Cap Growth to be distributed to the Class A shareholders of Large Cap Growth.

(3) Variable Series Reorganizations.

(a) ML Large Cap Growth will acquire substantially all of the assets and assume substantially all of the liabilities of ML Focus Twenty, in exchange solely for an equal aggregate value of newly-issued Class I shares of ML Large Cap Growth to be distributed to the Class I shareholders of ML Focus Twenty.

(b) ML Domestic Money Market will acquire substantially all of the assets and assume substantially all of the liabilities of ML Reserve Assets, in exchange solely for an equal aggregate value of newly-issued Class I shares of ML Domestic Money Market to be distributed to the Class I shareholders of ML Reserve Assets.

(c) ML Global Allocation will acquire substantially all of the assets and assume substantially all of the liabilities of ML Developing Capital Markets in exchange solely for an equal aggregate value of newly-issued Class I and Class II shares of ML Global Allocation to be distributed to the Class I and Class II shareholders, respectively, of ML Developing Capital Markets.

Based upon their evaluation of all relevant information, the Directors have determined that the Reorganizations will benefit the shareholders of each Acquired Fund. Specifically, with respect to the Focus Twenty Reorganization, Reserve Assets Reorganization and Developing Capital Markets Reorganization, because the total net assets of each applicable Acquired Fund have generally declined over time, the Directors have

2

determined that the viability of each such Acquired Fund is limited. Conversely, the Directors have determined that, after the Reorganizations, former shareholders of ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets will be invested in a Combined Fund with a substantially larger asset base. The Directors anticipate that the shareholders of each Fund will benefit from a reduced annual operating expense ratio as a result of certain economies of scale expected to be achieved by these Reorganizations. With respect to the International Value Reorganization and the Large Cap Growth Reorganization, the Directors considered that each Reorganization will consolidate MLIM’s third party insurance fund offerings all within the Company, thereby simplifying these offerings for Insurance Company decision makers, and permitting the newly created Acquiring Funds to be effectively marketed as new product offerings of the Company. The International Value and Large Cap Growth Reorganizations should, therefore, result in the reduction of certain fixed costs and lower overall annual operating expense ratios for each Fund. See “Summary—Pro Forma Fee Tables” and “The Reorganizations—Potential Benefits to Shareholders as a Result of the Reorganizations.”

The Directors, including all of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”)) of the Mercury Trust, the Mercury Company or the Company, as applicable (the “non-interested Directors”), have determined that each applicable Reorganization is in the best interests of each Acquired Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. As a result of each Reorganization (except the International Value Reorganization and, if the Focus Twenty Reorganization is not completed, the Large Cap Growth Reorganization), however, a shareholder of an Acquired Fund or a shareholder of an Acquiring Fund would hold a smaller percentage of ownership in the Combined Fund than he or she held in such Acquired Fund or such Acquiring Fund prior to the applicable Reorganization.

Each Reorganization is independent of the other Reorganizations and is not dependent on the approval of the others, except that the Focus Twenty Reorganization is contingent upon the approval of the Large Cap Growth Reorganization.

Approval of each Reorganization (except the Large Cap Growth Reorganization) requires the approval of the vote of at least two-thirds of the shares of the relevant Acquired Fund outstanding on the Record Date and entitled to be cast at the Meeting. Approval of the Large Cap Growth Reorganization requires the approval of the vote of a majority of the shares of Large Cap Growth outstanding on the Record Date and entitled to be cast at the Meeting.

If all of the requisite approvals are obtained, it is anticipated that each Reorganization will occur as soon as practicable after such approval, provided that the Mercury Trust, the Mercury Company and the Company, on behalf of the Acquired Funds and the Acquiring Funds, have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in each Agreement and Plan. An Agreement and Plan may be terminated, and the applicable Reorganization abandoned, whether before or after approval by the shareholders of the corresponding Acquired Fund, at any time prior to the Exchange Date (as defined below), (i) by the consent of the Board of Directors/Trustees of either Fund; (ii) by the applicable Board of Directors/Trustees, on behalf of the Acquired Fund, if any condition to such Acquired Fund’s obligations has not been fulfilled or waived by the Board of Directors/Trustees; or (iii) by the Board of Directors of the Company, on behalf of the corresponding Acquiring Fund, if any condition to such Acquiring Fund’s obligations has not been fulfilled or waived by the Board of Directors.

3

PROPOSAL 1:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE INTERNATIONAL VALUE REORGANIZATION

ONLY SHAREHOLDERS OF MERCURY INTERNATIONAL VALUE WILL VOTE ON THIS PROPOSAL.

Set forth below is certain information pertaining to the International Value Reorganization and to Mercury International Value and ML International Value.

Fee Table for Shareholders of Mercury International Value and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)

The table below provides information about the fees and expenses of Mercury International Value for the period ended June 30, 2003 and, assuming the Reorganization had taken place on such date, the estimated annualized fees and expenses on a pro forma basis of the Combined Fund. These figures do not reflect any fees or charges imposed by the Insurance Companies, and would be higher if these fees and charges were included.

Fee Table as of June 30, 2003

	Mercury International Value Class I Shares	ML International Value Pro Forma Combined Fund(a) Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (including transfer agent fees)	0.14%	0.11%
Total Annual Fund Operating Expenses	0.89%	0.86%

(a)	ML International Value is a newly created series of the Company and, therefore, has no operating history. This table assumes that the International Value Reorganization took place on June 30, 2003.

The foregoing Pro Forma Fee Table and the Examples below are intended to assist investors in understanding the costs and expenses that a Mercury International Value Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the International Value Reorganization.

Examples:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The examples below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. The figures shown would be the same whether a shareholder sold shares at the end of a period or kept them. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of each Fund for the Periods Indicated:

	1 Year	3 Years	5 Years	10 Years
Mercury International Value Class I Shares	$91	$284	$493	$1,096
Combined Fund(1) Class I Shares	$88	$274	$477	$1,061

(1)	Assumes that the International Value Reorganization took place on June 30, 2003.

     The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,”
“—Purchase of Shares” and “—Redemption of Shares.”

4

The Company and the Mercury Trust

The Company was organized under the laws of the State of Maryland on October 16, 1981 and commenced operations on November 12, 1981. ML International Value will be a diversified, open-end management investment company and will commence operations on the closing date of the International Value Reorganization.

The Mercury Trust was organized under the laws of the Commonwealth of Massachusetts on February 4, 1997 and commenced operations on June 10, 1998. Mercury International Value is a diversified, open-end management investment company that commenced operations on June 10, 1998. As of August 31, 2003, Mercury International Value had net assets of approximately $261.8 million.

Comparison of the Funds

Investment Objectives. The Funds will have identical investment objectives. Mercury International Value currently seeks current income and long-term growth of income, accompanied by growth of capital. ML International Value will have the same investment objective as Mercury International Value.

Investment Strategies. Mercury International Value currently seeks to achieve its investment objective by investing primarily in stocks of companies in developed countries located outside the United States. Mercury International Value invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its assets in stocks that pay dividends. The Fund also may invest in stocks that don’t pay dividends, but are issued by companies that have growth potential unrecognized by the market or have made changes in business or management that indicate growth potential.

ML International Value will have the same investment strategies as Mercury International Value.

Portfolio Management. Fund Asset Management, L.P. (“FAM”) serves as the investment adviser to Mercury International Value. FAM has retained Merrill Lynch Investment Managers International Limited (“MLIML”) and Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) as sub-advisers to Mercury International Value.

Merrill Lynch Investment Managers, L.P. (“MLIM”), which is affiliated with FAM, will serve as the investment adviser to ML International Value. MLIM has retained MLAM U.K. as a sub-adviser to ML International Value. James MacMillan is the portfolio manager of Mercury International Value, and is expected to serve as the portfolio manager of the Combined Fund.

FAM was organized as an investment adviser in 1977 and MLIM was organized as an investment adviser in 1976. Each offers investment advisory services to more than 50 registered investment companies. FAM, MLIM and their affiliates, had approximately $464 billion in investment company and other portfolio assets under management as of August 2003.

Advisory Fees. Mercury International Value pays FAM a monthly advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets. ML International Value will pay MLIM a monthly

5

advisory fee at the same annual rate of 0.75% of the Fund’s average daily net assets. See “Summary—Pro Forma Fee Tables” and “Comparison of the Funds—Management.”

Capital Shares. Mercury International Value currently offers two classes of shares—Class I and Class III. It had no Class III shares outstanding as of the Record Date. ML International Value will offer three classes of shares - Class I, Class II and Class III.

Purchase of Shares. The purchase procedures for shares of each Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of each Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

Dividends. Dividends on shares of each Fund are declared annually and reinvested in additional shares of the respective Funds at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Both Funds determine their net asset value once daily as of 4:00 p.m., Eastern time, on days that the New York Stock Exchange (“NYSE”) is open for business. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Shareholder Rights.”

Tax Considerations	Mercury Trust, on behalf of Mercury International Value, and the Company, on behalf of ML International Value, have requested an opinion of counsel with respect to the International Value Reorganization to the effect that, among other things, neither Mercury International Value nor ML International Value will recognize gain or loss on the transaction, and Mercury International Value shareholders will not recognize gain or loss on the exchange of their Mercury International Value Fund shares for Class I shares of ML International Value. The consummation of the International Value Reorganization is subject to the receipt of such an opinion of counsel. The International Value Reorganization will not affect the status of either Mercury International Value or ML International Value as a regulated investment company. See “The Reorganizations—Tax Consequences of the Reorganizations.”

Risk Factors and Special Considerations

The main investment risks associated with an investment in Mercury International Value are set forth below. The main risks of investing in ML International Value will be identical to those associated with an investment in Mercury International Value. Both Funds invest or will invest primarily in equity securities of foreign issuers and, as a result, are or will be subject to stock market risk, stock selection risk and foreign investing risk, including foreign currency risk. These main risks are discussed below.

Stock Market Risk and Stock Selection Risk — Stock market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Stock selection risk is the risk that the securities that MLIM or FAM selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Foreign Investing Risk — Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

6

Foreign Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

A complete discussion of the risk factors to which an investment in Mercury International Value is subject is set forth in Mercury Trust’s Prospectus under the caption “Your Account—Types of Investment Risk.”

Set forth below is a description of ML International Value’s investment strategies and the associated risks.

Outlined below are the main strategies ML International Value uses in seeking to achieve its investment objective:

ML International Value’s investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. ML International Value invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, ML International Value invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends.

Fund management chooses equity securities using a value- oriented investment style. This means that ML International Value seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what ML International Value believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Other Strategies. In addition to the main strategies discussed above, ML International Value may use certain other investment strategies.

ML International Value also may invest in stocks that don’t pay dividends, but have growth potential unrecognized by the market or have made changes in business or management that indicate growth potential.

To meet redemptions and when waiting to invest cash receipts, ML International Value may invest in short- term, investment grade bonds, money market mutual funds and other money market instruments. ML International Value temporarily can invest up to 100% of its net assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. ML International Value may not achieve its objective using this type of investing.

ML International Value may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

Set forth below are the main risks of investing in ML International Value:

Market Risk and Selection Risk — Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. election risk is the risk that the securities that Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Foreign Market Risk — Since ML International Value invests in foreign securities, it offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that ML International Value will lose money. In particular, investments in foreign securities involve the following risks:
•	The economies of certain foreign markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

7

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair ML International Value’s ability to purchase or sell foreign securities or transfer ML International Value’s assets or income back into the United States, or otherwise adversely affect ML International Value’s operations.

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

•	Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for ML International Value to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and ML International Value’s assets may be uninvested and not earning returns. ML International Value also may miss investment opportunities or be unable to sell an investment because of these delays.

•	The value of ML International Value’s foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

•	The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

•	International trade barriers or economic sanctions against certain foreign countries may adversely affect ML International Value’s foreign holdings.

Investing Style Risk — ML International Value follows an investment style that favors value companies. Historically, value stocks have performed best during periods of economic recovery. Therefore, a value investment style may over time go in and out of favor. At times when value style investing is out of favor, ML International Value may underperform other equity funds that use other investment styles.

Convertible Securities — Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular fixed income security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

ML International Value also may be subject to certain other risks associated with its investments and investment strategies, including:

Debt Securities — Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter- term securities.

When-Issued Securities, Delayed-Delivery Securities and Forward Commitments — When-issued securities, delayed-delivery securities and forward commitments involve the risk that the security ML International Value buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, ML International Value loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

8

Derivatives — ML International Value may use derivative instruments including forward currency contracts and options. Derivatives allow ML International Value to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:
•	Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to ML International Value.
•	Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Leverage risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Securities Lending — ML International Value may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, ML International Value may lose money and there may be a delay in recovering the loaned securities. ML International Value could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to ML International Value.

Comparison of the Funds

Financial Highlights

Mercury International Value Fund. The following Financial Highlights table is intended to help you understand Mercury International Value’s financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in shares of Mercury International Value (assuming reinvestment of all dividends). This information for the years ended December 31, 2002 and December 31, 2001 has been audited by Ernst & Young LLP, whose report, along with Mercury International Value’s financial statements, is included in the Mercury Trust’s Annual Report, which is available upon request. Information for the periods ended December 31, 2000 and earlier were audited by other auditors. The financial statements for the six-month period ended June 30, 2003 are unaudited and included in the Mercury International Value’s Semi-Annual Report to shareholders, which is available upon request.

9

The following per share data and ratios have been derived from information provided in the financial statements:

Mercury International Value

	For the Six Months Ended June 30, 2003		For the Year Ended December 31,				For the Period June 10, 1998# to December 31,
	(Unaudited)		2002	2001	2000	1999	1998
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$ 8.26		$ 9.69	$ 11.68	$ 11.52	$ 9.52	$ 10.00

Investment income — net	.15	†	.13 †	.20 †	.22	.15	.04
Realized and unrealized gain (loss) on investments and foreign currency transactions — net	.77		(1.21)	(1.71)	.10	1.91	(.48)

Total from investment operations	.92		(1.08)	(1.51)	.32	2.06	(.44)

Less dividends and distributions:
Investment income — net	—		(.35)	(.24)	(.11)	(.06)	(.04)
Realized gain on investments — net	—		—	(.24)	(.05)	—	—

Total dividends and distributions	—		(.35)	(.48)	(.16)	(.06)	(.04)

Net asset value, end of period	$ 9.18		$ 8.26	$ 9.69	$ 11.68	$ 11.52	$ 9.52

Total Investment Return**
Based on net asset value per share	11.14	%‡	(11.54)%	(12.90)%	2.85%	21.68%	(4.38)%‡

Ratios to Average Net Assets:
Expenses, excluding reorganization expenses	.89	%*	.91%	.99%	.93%	1.01%	1.05%*

Expenses	.89	%*	.91%	1.01%	.93%	1.01%	1.05%*

Investment income — net	3.78	%*	1.38%	1.83%	2.20%	1.63%	1.09%*

Supplemental Data:

Net assets, end of period (in thousands)	$251,911		$240,002	$349,318	$356,292	$284,834	$289,135

Portfolio turnover	12%		55%	62%	39%	71%	24%

#	Commencement of operations.
*	Annualized.
**	Total investment return excludes insurance-related fees and expenses.
+	Based on average shares outstanding.
++	Aggregate total investment return.

ML International Value. As a newly organized series of the Company, ML International Value has no operational history and no financial highlights. After the International Value Reorganization, ML International Value, as the successor to Mercury International Value, will assume and publish the financial highlights of Mercury International Value.

Information About the Company

For more information about the Company, please see the preliminary Prospectus for ML International Value, which has been delivered with this Proxy Statement and Prospectus.

Investment Restrictions

Each Fund has adopted or will adopt fundamental investment restrictions that are substantially identical. Fundamental investment restrictions cannot be changed without shareholder approval.

For a complete discussion of the investment restrictions of Mercury International Value, see “Investment Restrictions” in the Mercury Trust’s Statement of Additional Information, dated May 1, 2003.

10

Advisory Arrangements

James Macmillan is the portfolio manager of Mercury International Value, and is expected to serve as the portfolio manager of the Combined Fund after the International Value Reorganization.

MLIM serves as the investment adviser to the Company, and FAM serves as the investment adviser to the Mercury Trust, each pursuant to separate investment advisory agreements entered into with the Company and the Mercury Trust, respectively. Mercury International Value pays FAM a monthly advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets. ML International Value will pay MLIM a monthly advisory fee at the same annual rate of 0.75% of the Fund’s average daily net assets. FAM has retained Merrill Lynch Investment Managers International Limited (“MLIML”) and Merrill Lynch Asset Management U.K. Limited as sub-advisers to Mercury International Value. MLIM has retained MLAM U.K. as sub-adviser to ML International Value.

Pursuant to separate sub-advisory agreements between MLIM and MLAM U.K., with respect to the Company, and between FAM and each of MLIML and MLAM U.K. with respect to the Mercury Trust, MLIM and FAM pay MLAM U.K. or MLIML, as applicable, a fee for providing investment advisory services to MLIM or FAM with respect to the applicable Fund in an amount to be determined from time to time by FAM or MLIM, on the one hand, and MLAM U.K. or MLIML, on the other, but in no event in excess of the amount MLIM or FAM actually receives for providing services to each Fund pursuant to the relevant investment advisory agreement. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS England. The address of MLIML is 33 King William Street, London EC4RAS England.

Purchase of Shares

Mercury International Value currently offers two classes of shares — Class I and Class III. As of the Record Date, it had no Class III shares outstanding. ML International Value will offer three classes of share — Class I, Class II and Class III. The purchase procedures in effect for both Funds are identical. For a discussion of the purchase procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Redemption of Shares

The redemption procedures in effect for both Funds are identical. For a discussion of the redemption procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Performance

The bar charts and tables shown below provide an indication of the risks of investing in Mercury International Value. The bar charts show changes in the Fund’s performance for each full calendar year since inception. The table shows the average annual total returns of Mercury International Value for the periods shown. Past performance is not indicative of future performance. The bar charts and tables do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. ML International Value is newly organized and has no operational history. After the International Value Reorganization, ML International Value, as the successor to Mercury International Value, will assume and publish the performance of Mercury International Value.

Mercury International Value

11

During the periods shown in the bar chart, the highest return for a quarter was 11.37% (quarter ended June 30, 1999) and the lowest return for a quarter was -22.28% (quarter ended September 30, 2002). The year-to-date return as of September 30, 2003 was 19.84%.

Average Annual Total Return (as of the year ended December 31, 2002)

Period	Mercury International Value(a)
One Year	-11.54%
Five Years	N/A
Ten Years/Since Inception	-1.74%

(a)	Commenced operations on June 5, 1998. ML International Value is a newly created series of the Company and, therefore, has no operating history.

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote.

Dividends

All or substantially all of each Fund’s net income is declared as dividends annually. Dividends are paid annually and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash. Following the International Value Reorganization, the policy of the Combined Fund with respect to dividends will remain unchanged. For a discussion of dividends, see Exhibit 4 to this Proxy Statement and Prospectus.

Tax Information

The tax consequences associated with an investment in shares of Mercury International Value are identical to those associated with an investment in Class I shares of ML International Value. For a discussion regarding taxes, see Exhibit 4 to this Proxy Statement and Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for both Funds. For a discussion of these procedures, see “Portfolio Transactions and Brokerage” in the Company’s SAI.

Additional Information

Net Asset Value. Both Funds determine their net asset value once daily as of 4:00 p.m. (Eastern Time) on days that the NYSE is open for business. The net asset value of each class of shares of the Combined Fund is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by the Combined Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares outstanding at such time rounded to the nearest cent. The price at which ML International Value’s shares are purchased or redeemed is ML International Value’s net asset value per share after receipt of the order to purchase or redeem.

Custodian. Brown Brothers Harriman & Co. (“BBH”) acts as custodian of the cash and securities of Mercury International Value. The principal business address of BBH is 40 Water Street, Boston, Massachusetts 02109-3661. BBH will act as custodian of the cash and securities of ML International Value. BBH will serve as the custodian of the Combined Fund following the International Value Reorganization.

Transfer Agent. Financial Data Services, Inc. (the “Transfer Agent”) serves as the transfer agent for each Fund. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the International Value Reorganization.

Shareholder Inquiries. Shareholder inquiries with respect to the International Value Reorganization may be addressed to either Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

12

PROPOSAL 2:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE LARGE CAP GROWTH REORGANIZATION

ONLY SHAREHOLDERS OF LARGE CAP GROWTH WILL VOTE ON THIS PROPOSAL.

Set forth below is certain information specifically pertaining to the Large Cap Growth Reorganization and to Large Cap Growth and ML Large Cap Growth.

Fee Table for Shareholders of Large Cap Growth and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)

The table below provides information about the fees and expenses of Large Cap Growth for the period ended June 30, 2003 and, assuming the Reorganization had taken place on such date, the estimated annualized fees and expenses on a pro forma basis of the Combined Fund. These figures do not reflect any fees or charges imposed by the Insurance Companies, and would be higher if such fees and charges were included.

Fee Table as of June 30, 2003

	Large Cap Growth Class A Shares	ML Large Cap Growth Pro Forma Combined Fund(a) Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (including transfer agent fees)	0.40%	0.17%
Total Annual Fund Operating Expenses	1.05%	0.82%

(a)	ML Large Cap Growth is a newly created series of the Company. This table assumes that the Large Cap Growth Reorganization took place on June 30, 2003.

The foregoing Pro Forma Fee Table and the Examples below are intended to assist investors in understanding the costs and expenses that a ML Large Cap Growth Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Large Cap Growth Reorganization.

Examples:

These examples assume that a shareholder invests $10,000 in the Fund for the time periods indicated, that the investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The examples below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. The figures shown would be the same whether a shareholder sold shares at the end of a period or kept them. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of each Fund for the Periods Indicated:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Class A Shares	$107	$334	$579	$1,283
Combined Fund(1) Class I Shares	$ 84	$262	$455	$1,014

(1)	Assumes that the Large Cap Growth Reorganization took place on June 30, 2003.

The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

13

The Company and the Mercury Company

The Company was organized under the laws of the State of Maryland on October 16, 1981 and commenced operations on November 12, 1981. ML Large Cap Growth will be a diversified, open-end management investment company and will commence operations on the closing date of the Large Cap Growth Reorganization.

The Mercury Company was organized under the laws of the State of Maryland on December 7, 1998 and commenced operations on April 30, 1999. Large Cap Growth is a diversified, open-end management investment company that commenced operations on April 30, 1999. As of August 31, 2003, Large Cap Growth had net assets of approximately $64.6 million.

Comparison of the Funds

Investment Objectives. The Funds will have identical investment objectives. Large Cap Growth currently seeks long-term capital growth. ML Large Cap Growth will have the same investment objective as Large Cap Growth.

Investment Strategies. Large Cap Growth seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies included, at the time of purchase, in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Fund may invest up to 10% of its assets in foreign securities (primarily American Depositary Receipts). The Fund also may invest in convertible securities, preferred stock and U.S. Government debt securities.

ML Large Cap Growth will have the same investment strategies as Large Cap Growth.

Portfolio Management. Fund Asset Management, L.P. (“FAM”) serves as the investment adviser to Large Cap Growth. Merrill Lynch Investment Managers, L.P., an affiliate of FAM, serves as the investment adviser to ML Large Cap Growth. MLIM has retained Merrill Lynch Asset Management U.K. Limited as sub-adviser to ML Large Cap Growth. Large Cap Growth’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. Robert C. Doll, Jr. is the primary portfolio manager of Large Cap Growth, and is expected to serve as the primary portfolio manager of the Combined Fund.

FAM was organized as an investment adviser in 1977 and MLIM was organized as an investment adviser in 1976. Each offers investment advisory services to more than 50 registered investment companies. FAM, MLIM, and their affiliates had approximately $464 billion in investment company and other portfolio assets under management as of August 2003.

Advisory Fees. Large Cap Growth pays FAM a monthly advisory fee at the annual rate of 0.65% of the Fund’s average daily net assets. ML Large Cap Growth will pay MLIM a monthly advisory fee at the same annual rate of 0.65% of the Fund’s average daily net assets. See “Summary—Pro Forma Fee Tables” and “Comparison of the Funds—Management.”

14

Capital Shares. Large Cap Growth currently offers three classes of shares - Class A, Class B and Class III. As of the Record Date, there were no Class B or Class III shares outstanding. ML Large Cap Growth will offer three classes of shares - Class I, Class II and Class III.

Purchase of Shares. The purchase procedures for shares of each Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of each Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

Dividends. Dividends on shares of each Fund are declared annually and reinvested in additional shares of the respective Fund at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Both Funds determine their net asset value once daily as of 4:00 p.m., Eastern time, on days that the New York Stock Exchange (“NYSE”) is open for business. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Additional Information—Capital Stock.”

Tax Considerations

Mercury Company, on behalf of Large Cap Growth, and the Company, on behalf of ML Large Cap Growth, have requested an opinion of counsel with respect to the Large Cap Growth Reorganization to the effect that, among other things, neither Large Cap Growth nor ML Large Cap Growth will recognize gain or loss on the transaction, and Large Cap Growth shareholders will not recognize gain or loss on the exchange of their Large Cap Growth Class A shares for Class I shares of ML Large Cap Growth. The consummation of the Large Cap Growth Reorganization is subject to the receipt of such an opinion of counsel. The Large Cap Growth Reorganization will not affect the status of either Large Cap Growth or ML Large Cap Growth as a regulated investment company. See “The Reorganizations — Tax Consequences of the Reorganizations.”

Risk Factors and Special Considerations

The main investment risks associated with an investment in Large Cap Growth are set forth below. The main risks of investing in ML Large Cap Growth will be identical to those associated with an investment in Large Cap Growth. Both Funds invest or will invest primarily in equity securities of U.S. issuers and, as a result, are subject to stock market risk and stock selection. In addition, each Fund is or will be subject to risks associated with the growth investing style. These main risks are discussed below.

Stock Market Risk and Stock Selection Risk — Stock market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Stock selection risk is the risk that the securities that MLIM or FAM selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Growth Investing Style Risk — Each Fund follows or will follow an investment style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, a Fund may underperform other equity funds that use different investment styles.

A complete discussion of the risk factors to which an investment in Large Cap Growth is subject is set forth in the Prospectus of Large Cap Growth under the caption “Your Account—Types of Investment Risk.”

15

Set forth below is a description of ML Large Cap Growth’s investment strategies and their associated risks.

Outlined below are the main strategies ML Large Cap Growth uses in seeking to achieve its investment objective:

ML Large Cap Growth’s investment objective is long term capital growth. ML Large Cap Growth tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, ML Large Cap Growth invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000® Index. This is a non-fundamental policy of ML Large Cap Growth and may only be changed with 60 days’ prior notice to shareholders.

The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with ML Large Cap Growth’s investment objective. ML Large Cap Growth will seek to outperform its benchmark, the Russell 1000® Growth Index, by investing in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for ML Large Cap Growth’s portfolio from ML Large Cap Growth’s benchmark universe, the Investment Adviser uses a proprietary quantitative model. The model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for ML Large Cap Growth. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations. Because ML Large Cap Growth generally will not hold all the stocks in the Russell 1000® Growth Index, and because ML Large Cap Growth’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, ML Large Cap Growth is not an “index” fund. In seeking to outperform its benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
•	Relative price-to-earnings and price-to-book ratios
•	Stability and quality of earnings momentum and growth
•	Weighted median market capitalization of ML Large Cap Growth’s portfolio
•	Allocation among the economic sectors of ML Large Cap Growth’s portfolio as compared to the index
•	Weighted individual stocks within the index

Other Strategies. In addition to the main strategies discussed above, ML Large Cap Growth may use certain other investment strategies.

ML Large Cap Growth may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or “ADRs.” Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of ML Large Cap Growth’s investment allocations. ML Large Cap Growth anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

ML Large Cap Growth may lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. ML Large Cap Growth may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which ML Large Cap Growth may invest. ML Large Cap Growth has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

16

As a temporary measure for defensive purposes, ML Large Cap Growth may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may adversely affect ML Large Cap Growth’s ability to meet its investment objective.

Set forth below are the main risks of investing in ML Large Cap Growth:

Market Risk and Selection Risk — Market risk is the risk that the stock market in one or more countries in which ML Large Cap Growth invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Investing Style Risk — ML Large Cap Growth follows an investment style that favors growth companies. Historically, growth stocks have performed best during the later stages of an economic expansion. Therefore, a growth investment style may over time go in and out of favor. At times when growth style investing is out of favor, ML Large Cap Growth may underperform other equity funds that use other investment styles.

ML Large Cap Growth may also be subject to certain other risks associated with its investments and investment strategies including:

Borrowing and Leverage Risk — ML Large Cap Growth may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of ML Large Cap Growth’s shares and in the return on ML Large Cap Growth’s portfolio. Borrowing will cost ML Large Cap Growth interest expense and other fees. The costs of borrowing may reduce ML Large Cap Growth’s return. Certain securities that ML Large Cap Growth buys may create leverage including, for example, derivatives, when issued securities, forward commitments and options.

Securities Lending — ML Large Cap Growth may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, ML Large Cap Growth may lose money and there may be a delay in recovering the loaned securities. ML Large Cap Growth could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to ML Large Cap Growth.

Foreign Market Risks — ML Large Cap Growth may invest up to 10% of its total assets in companies located in countries other than the United States. This may expose ML Large Cap Growth to risks associated with foreign investments.
•	The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates
•	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions
•	These holdings may be adversely affected by foreign government action
•	International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings

Derivatives — ML Large Cap Growth may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which ML Large Cap Growth uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by ML Large Cap Growth or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by ML Large Cap Growth, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that ML Large Cap Growth’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. ML Large Cap Growth is not required to use hedging and may choose not to do so.

17

Convertibles — Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

When Issued, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security ML Large Cap Growth buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, ML Large Cap Growth loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

Illiquid Securities — ML Large Cap Growth may invest up to 15% of its net assets in illiquid securities that it cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If ML Large Cap Growth buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities — Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that ML Large Cap Growth buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. ML Large Cap Growth may be unable to sell them on short notice or may be able to sell them only at a price below current value. ML Large Cap Growth may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, ML Large Cap Growth will not be able to sell the securities.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Comparison of the Funds

Financial Highlights

Large Cap Growth. The following Financial Highlights table is intended to help you understand Large Cap Growth’s financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in shares of Large Cap Growth (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by Deloitte & Touche LLP, whose report, along with Large Cap Growth’s financial statements, is included in the Mercury Company’s Annual Report, which is available upon request. The financial statements for the six-month period ended June 30, 2003 are unaudited and included in the Large Cap Growth’s Semi-Annual Report to shareholders, which is available upon request.

18

The following per share data and ratios have been derived from information provided in the financial statements:

Large Cap Growth

	Class A Shares
	For the Six Months ended June 30, 2003		For the Year Ended December 31,			For the Period April 30, 1999† to December 31,
	(unaudited)		2002	2001	2000	1999
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$ 6.91		$ 9.02	$ 9.95	$ 12.03	$ 10.00

Investment loss — net	(.01	)‡‡	(.04 )‡‡	(.03 )‡‡	— ††	— ††
Realized and unrealized gain (loss) on investments — net	.85		(2.07)	(.90)	(1.93)	2.10

Total from investment operations	.84		(2.11)	(.93)	(1.93)	2.10

Less dividends and distributions:
Investment income — net	—		—	— †††	—	—
In excess of investment income — net	—		—	—	— †††	(.04)
In excess of realized gain on investments — net	—		—	—	(.15)	(.03)

Total dividends and distributions	—		—	— †††	(.15)	(.07)

Net asset value, end of period	$ 7.75		$ 6.91	$ 9.02	$ 9.95	$ 12.03

Total Investment Return:**
Based on net asset value per share	12.16	%‡	(23.39)%	(9.32)%	(15.95)%	20.94%‡

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.05	%*	1.18%	1.15%	1.21%	1.25%*

Expenses	1.05	%*	1.18%	1.15%	1.34%	2.83%*

Investment loss — net	(.43	)%*	(.55)%	(.29)%	(.02)%	(.07 )%*

Supplemental Data:
Net Assets, end of period (in thousands)	$57.649		$45,100	$47,868	$51,305	$24,014

Portfolio turnover	76.46%		133.57%	172.49%	75.08%	37.25%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Amount is less than $.01 per share.
†††	Amount is less than ($.01) per share.
‡	Aggregate total investment return.
‡‡	Based on average shares outstanding.

ML Large Cap Growth. As a newly organized series of the Company, ML Large Cap Growth has no operational history and no financial highlights. After the Large Cap Growth Reorganization, ML Large Cap Growth, as the successor to Large Cap Growth, will assume and publish the financial highlights of Large Cap Growth.

Information About the Company

For more information about the Company, please see the preliminary Prospectus of ML Large Cap Growth, which has been delivered with this Proxy Statement and Prospectus.

Investment Restrictions

Each Fund has adopted or will adopt fundamental investment restrictions that are substantially identical. Fundamental investment restrictions cannot be changed without shareholder approval.

19

For a complete discussion of the investment restrictions of Large Cap Growth, see “Investment Objective and Policies—Investment Restrictions” in the Mercury Company’s Statement of Additional Information, dated May 1, 2003.

Advisory Arrangements

Large Cap Growth’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Fund’s portfolio. The same portfolio management team is expected to manage ML Large Cap Growth’s portfolio and Mr. Doll is expected to be ML Large Cap Growth’s principal portfolio manager.

MLIM serves as the investment adviser to the Company and FAM serves as the investment adviser to the Mercury Company, each pursuant to separate investment advisory agreements entered into with the Company and the Mercury Company, respectively. Large Cap Growth pays FAM a monthly advisory fee at the annual rate of 0.65% of the Fund’s average daily net assets. ML Large Cap Growth will pay MLIM a monthly advisory fee at the same annual rate of 0.65% of the Fund’s average daily net assets. MLIM has retained MLAM U.K. as sub-adviser to ML Large Cap Growth.

Pursuant to a sub-advisory agreement between MLIM and MLAM U.K., MLIM pays MLAM U.K. a fee for providing investment advisory services to MLIM with respect to ML Large Cap Growth in an amount to be determined from time to time by MLIM and MLAM U.K., but in no event in excess of the amount MLIM actually receives for providing services to the Fund pursuant to the investment advisory agreement between the Company and MLIM.

Purchase of Shares

Large Cap Growth currently offers three classes of shares — Class A, Class B and Class III. As of the Record Date, there were no Class B or Class III shares outstanding. ML Large Cap Growth will offer three classes of shares — Class I, Class II and Class III. The purchase procedures in effect for both Funds are identical. For a discussion of the purchase procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Redemption of Shares

The redemption procedures in effect for both Funds are identical. For a discussion of the redemption procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Performance

The bar charts and tables shown below provide an indication of the risks of investing in Large Cap Growth. The bar charts show changes in the Fund’s performance for each full calendar year since inception. The table shows the average annual total returns of Large Cap Growth for the periods shown. Past performance is not indicative of future performance. The bar charts and tables do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. ML Large Cap Growth is newly organized and has no operational history. After the Large Cap Growth Reorganization, ML Large Cap Growth, as the successor to Large Cap Growth, will assume and publish the performance of Large Cap Growth.

Large Cap Growth

20

During the ten year period shown in the bar chart, the highest return for a quarter was 11.14% (quarter ended June 30, 2001) and the lowest return for a quarter was -14.93% (quarter ended December 31, 2001). The year-to-date return as of September 30, 2003 was 19.39%.

Average Annual Total Return (as of the year ended December 31, 2002)

Period	Large Cap Growth(a)
One Year	-23.39%
Five Years	N/A
Ten Years/Since Inception	-9.04%

(a)	Commenced operations on April 30, 1999. ML Large Cap Growth is a newly created series of the Company and, therefore, has no operating history.

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and may vote on the election of Directors and any other matter submitted to a shareholder vote.

Dividends

All or substantially all of each Fund’s net income is declared as dividends annually. Dividends are paid annually and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash. Following the Large Cap Growth Reorganization, the policy of the Combined Fund with respect to dividends will remain unchanged. For a discussion of dividends, see Exhibit 4 to this Proxy Statement and Prospectus.

Tax Information

The tax consequences associated with an investment in Class A shares of Large Cap Growth are identical to those associated with an investment in Class I shares of ML Large Cap Growth. For a discussion regarding taxes, see Exhibit 4 to this Proxy Statement and Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for both Funds. For a discussion of these procedures, see “Portfolio Transactions and Brokerage” in the Company’s SAI.

Additional Information

Net Asset Value. Both Funds determine their net asset value once daily as of 4:00 p.m. (Eastern Time) on days that the NYSE is open for business. The net asset value of each class of shares is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by the Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares outstanding at such time rounded to the nearest cent. The price at which ML Large Cap Growth’s shares are purchased or redeemed is ML Large Cap Growth’s net asset value per share after receipt of the order to purchase or redeem.

Custodian. Brown Brothers Harriman & Co. (“BBH”) acts as custodian of the cash and securities of Large Cap Growth. The principal business address of BBH is 40 Water Street, Boston, Massachusetts 02109-3661. BBH will act as custodian of the cash and securities of ML Large Cap Growth. BBH will serve as the custodian of the Combined Fund following the Large Cap Growth Reorganization.

Transfer Agent. Financial Data Services, Inc. (the “Transfer Agent”) serves as the transfer agent for each Fund. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the Large Cap Growth Reorganization.

Shareholder Inquiries. Shareholder inquiries with respect to the Large Cap Growth Reorganization may be addressed to either Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

21

PROPOSAL 3:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE FOCUS TWENTY REORGANIZATION

ONLY SHAREHOLDERS OF ML FOCUS TWENTY WILL VOTE ON THIS PROPOSAL.

Set forth below is certain information specifically pertaining to the Focus Twenty Reorganization.The consummation of the Focus Twenty Reorganization is contingent on the approval of the Large Cap Growth Reorganization discussed in Proposal 2.

Fee Table for Shareholders of ML Focus Twenty and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)

The tables below provide information about the fees and expenses of ML Focus Twenty for the period ended June 30, 2003 and, assuming the Reorganization had taken place on such date, the estimated annualized fees and expenses on a pro forma basis of the Combined Fund. These figures do not reflect any fees or charges imposed by the Insurance Companies and would be higher if such fees and charges were included.

Fee Table as of June 30, 2003(a)

	Focus Twenty Fund Class I Shares	ML Large Cap Growth Pro Forma Combined Fund(b) Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.85%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (including transfer agent fees)	0.61%	0.16%
Total Annual Fund Operating Expenses	1.46%	0.81%
Fee waiver and/or expense reimbursement (c)	(0.21)%	N/A
Net Total Annual Fund Operating Expenses(d)	1.25%	N/A

(a)	The Focus Twenty Reorganization is contingent on the approval of the Large Cap Growth Reorganization discussed in Proposal 2. The Pro Forma Combined Fund fee table presented above assumes that both the Large Cap Growth and Focus Twenty Reorganizations are approved by the shareholders of the relevant Funds.
(b)	ML Large Cap Growth is a newly created series of the Company and, therefore, has no operating history. This table assumes that the Large Cap Growth and Focus Twenty Reorganizations took place on June 30, 2003.
(c)	MLIM and Merrill Lynch Life Agency Inc. (“MLLA”) have entered into an agreement that limits the Fund’s operating expenses to 1.25%. Any expenses in excess of this amount will be reimbursed to the Fund by MLLA. This agreement has a one-year term and is renewable.
(d)	The Net Total Annual Operating Expenses reflect expenses actually incurred during the Fund’s most recent fiscal year restated to reflect the contractual expenses reimbursement currently in effect.

The foregoing Pro Forma Fee Table and the Examples below are intended to assist investors in understanding the costs and expenses that a ML Focus Twenty shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Focus Twenty Reorganization.

Examples:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The examples below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. The figures shown would be the same whether a shareholder sold shares at the end of a period or kept them. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of each Fund for the Periods Indicated:

	1 Year	3 Years		5 Years		10 Years
Focus Twenty Fund Class I Shares	$127	$441	*	$777	*	$1,728	*
Combined Fund** Class I Shares	$ 83	$259		$450		$1,002

*	The expenses do not reflect the continuation beyond the first year of the contractual fee waiver arrangement. This arrangement has a one year term and is renewable.
**	This table assumes that both the Large Cap Growth and Focus Twenty Reorganizations took place on June 30, 2003.

22

The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

The Company	The Company was organized under the laws of the State of Maryland on October 16, 1981 and commenced operations on November 12, 1981. ML Focus Twenty is a non-diversified, open end investment company that commenced operations on July 10, 2000. ML Large Cap Growth will be a diversified, open end investment company that will commence operations on the closing date of the Large Cap Growth Reorganization and the Focus Twenty Reorganization.

As of August 31, 2003, ML Focus Twenty had net assets of approximately $4.9 million.

Comparison of the Funds	Investment Objectives. The Funds have substantially identical investment objectives. ML Focus Twenty seeks long term capital appreciation; ML Large Cap Growth seeks long term capital growth.

Investment Strategies. ML Focus Twenty invests primarily in common stocks of 20 to 30 “aggressive growth companies” - that is, companies that Fund management believes have strong earnings growth and capital appreciation potential. The Fund generally invests at least 65% of its total assets in equity securities. The Fund may invest in companies of any size but emphasizes common stocks of companies with large stock market capitalizations (greater than $1 billion). ML Focus Twenty may invest without limitation in American Depositary Receipts (“ADRs”) and may invest up to 10% of its assets in other foreign securities. The Fund may make short sales, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund also may invest in investment grade, non-convertible debt securities and in U.S. Government securities.

ML Large Cap Growth will invest primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies included, at the time of purchase, in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Fund may invest up to 10% of its assets in foreign securities (primarily ADRs). The Fund also may invest in convertible securities, preferred stock and U.S. Government debt securities.

Non-Diversified Fund. ML Focus Twenty is classified as a non-diversified fund and ML Large Cap Growth will be classified as a diversified fund. A diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified fund is not subject to this limitation.

23

Portfolio Management. Merrill Lynch Investment Managers, L.P. serves or will serve as the investment adviser to each Fund. MLIM has retained MLAM U.K. as sub-adviser to ML Large Cap Growth. Michael S. Hahn is the portfolio manager of ML Focus Twenty and Robert C. Doll is expected to be the portfolio manager of ML Large Cap Growth.

MLIM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. MLIM and its affiliates had approximately $464 billion in investment company and other portfolio assets under management as of August 2003.

Advisory Fees. MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreement entered into with the Company. ML Focus Twenty pays MLIM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ML Large Cap Growth will pay MLIM a monthly advisory fee at the annual rate of 0.65%. See “Summary—Pro Forma Fee Tables” and “Comparison of the Funds—Management.”

Capital Shares. ML Focus Twenty currently offers three classes of shares - Class I, Class II and Class III. As of the Record Date, ML Focus Twenty had no Class II and Class III shares outstanding. ML Large Cap Growth will offer three classes of shares - Class I, Class II and Class III.

Purchase of Shares. The purchase procedures for shares of each Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of each Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

Dividends. Dividends on shares of each Fund are declared annually and reinvested in additional shares of the respective Fund at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m., Eastern time, on days that the New York Stock Exchange (“NYSE”) is open for business. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Additional Information—Capital Stock.”

Tax Considerations	The Company, on behalf of each Fund, has requested an opinion of counsel with respect to the Focus Twenty Reorganization to the effect that, among other things, neither ML Focus Twenty nor ML Large Cap Growth will recognize gain or loss on the transaction, and ML Focus Twenty shareholders will not recognize gain or loss on the exchange of ML Focus Twenty shares for shares of ML Large Cap Growth. The consummation of the Focus Twenty Reorganization is subject to the receipt of such an opinion of counsel. The Focus Twenty Reorganization will not affect the status of ML Focus Twenty or ML Large Cap Growth as a regulated investment company. See “The Reorganizations—Tax Consequences of the Reorganizations.”

24

Risk Factors and Special Considerations

The main investment risks associated with an investment in ML Focus Twenty are similar but not identical to those associated with an investment in ML Large Cap Growth.

ML Focus Twenty and ML Large Cap Growth each invests or will invest primarily in equity securities of large cap U.S. companies and, as a result, are subject to stock market risk and stock selection risk. Each Fund also pursues a growth investing style and is, therefore, subject to growth investing style risk. ML Focus Twenty is a non-diversified fund and is subject to the risks associated with investing in a smaller number of issuers, while ML Large Cap Growth, a diversified fund, is not. ML Focus Twenty is also subject to sector risk. The main risks of the Funds are discussed below.

Stock Market Risk and Stock Selection Risk — Stock market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Stock selection risk is the risk that the securities that MLIM selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Growth Investing Style Risk — ML Focus Twenty follows an investment style that favors aggressive growth investments and ML Large Cap Growth will follow an investment style that favors growth investments. Historically, aggressive growth and growth investments have performed best during the later stages of economic expansion. Therefore, these investing styles may over time go in and out of favor. At times when these growth investing styles are out of favor, a Fund may underperform other equity funds that use different investment styles.

Sector Risk — To the extent that ML Focus Twenty concentrates its investments in a specific sector, there is the possibility that the investments within that sector will decline in price due to industry-specific market or economic developments.

Non-Diversification Risk — As a non-diversified fund, ML Focus Twenty may invest more of its assets in fewer companies than a diversified fund. Because the Fund may invest in a smaller number of issuers, the Fund is more exposed to developments affecting and the risks associated with individual issuers than a fund that invests more widely, which may have a greater impact on the Fund’s performance.

A complete discussion of the risk factors to which an investment in ML Focus Twenty is subject is set forth in the Prospectus of ML Focus Twenty under the caption “Your Account—Types of Investment Risk.” See p. 19 of this Proxy Statement and Prospectus for a discussion of the investment strategies and associated risks with respect to ML Large Cap Growth.

Comparison of the Funds

Financial Highlights

The following Financial Highlights tables are intended to help you understand ML Focus Twenty’s financial performance for the periods shown. Certain information reflects financial results for a single share. The total returns in the table represent the rate an investor would have earned on an investment in shares of the Fund (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by Deloitte & Touche LLP, whose report, along with the ML Focus Twenty’s financial statements, is included in the Company’s Annual Report, which accompanies this Proxy Statement and Prospectus. The financial statements for the six-month period ended June 30, 2003 are unaudited and included in the ML Focus Twenty’s Semi-Annual Report to shareholders, which is available upon request.

25

The following per share data and ratios have been derived from information provided in the financial statements:

ML Focus Twenty Class I Shares

	For the Six Months ended June 30, 2003 (unaudited)		For the Year Ended December 31,		For the Period July 10, 2000† to December 31,
Decrease in Net Asset Value:			2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$ 1.41		$ 2.31	$ 7.51	$ 10.00

Investment income (loss) — net	—	‡‡††	(.02 )‡‡	(.02 )‡‡	.01
Realized and unrealized gain (loss) on investments — net	.31		(.88)	(5.18)	(2.49)

Total from investment operations	.31		(.90)	(5.20)	(2.48)

Less dividends:
Investment income — net	—		—	—	(.01)
In excess of investment income — net	—		—	—	— †††

Total dividends	—		—	—	(.01)

Net asset value, end of period	$ 1.72		$ 1.41	$ 2.31	$ 7.51

Total Investment Return**
Based on net asset value per share	21.99	%‡	(38.96)%	(69.24)%	(24.80)%‡

Ratios to Average Net Assets:
Expenses, net of waiver	1.25	%*	1.25%	1.09%	1.08%*

Expenses	1.46	%*	1.44%	1.10%	1.12%*

Investment income (loss) — net	(.61	)%*	(1.00)%	(.60)%	.74%*

Supplemental Data:
Net Assets, end of period (in thousands)	$ 4,697		$ 4,409	$10,399	$64,817

Portfolio turnover	140.60%		312.52%	182.76%	32.05%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Amount is less than $.01 per share.
†††	Amount is less than ($.01) per share.
‡	Aggregate total investment return.
‡‡	Based on averages shares outstanding.

ML Large Cap Growth. As a newly-organized series of the Company, ML Large Cap Growth has no operational history. As the successor to Large Cap Growth, ML Large Cap Growth will assume and publish the financial highlights of Large Cap Growth.

Information About the Company

For more information about the Company, please see the preliminary Prospectus of ML Large Cap Growth, which has been delivered with this Proxy Statement and Prospectus.

Investment Restrictions

Each Fund has adopted identical fundamental investment restrictions. Fundamental investment restrictions cannot be changed without shareholder approval. For a complete discussion of the investment restrictions of ML Focus Twenty, see “Investment Restrictions” in the Company’s Statement of Additional Information, dated May 1, 2003 (the “Company’s SAI”). ML Large Cap Growth has adopted investment restrictions that are substantially similar to those of ML Focus Twenty.

Advisory Arrangements

Michael S. Hahn is the portfolio manager of ML Focus Twenty. ML Large Cap Growth’s portfolio will be managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. Mr. Doll is expected to be primarily responsible for the day-to-day management of ML Large Cap Growth’s portfolio.

26

MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreements entered into with the Company. ML Focus Twenty pays MLIM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ML Large Cap Growth will pay MLIM a monthly advisory fee at the annual rate of 0.65% of the Fund’s average daily net assets. MLIM has retained MLAM U.K. as sub-adviser to each Fund.

Pursuant to a sub-advisory agreement between MLIM and MLAM U.K., MLIM pays MLAM U.K. a fee for providing investment advisory services to MLIM with respect to the Funds in an amount to be determined from time to time by MLIM and MLAM U.K., but in no event in excess of the amount MLIM actually receives for providing services to the Funds pursuant to the investment advisory agreement between the Company and MLIM.

Purchase of Shares

Each Fund offers three classes of shares — Class I, Class II and Class III. As of the Record Date, ML Focus Twenty had no Class II or Class III shares outstanding. The purchase procedures in effect for each Fund are identical. For a discussion of the purchase procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Redemption of Shares

The redemption procedures in effect for each Fund are identical. For a discussion of the redemption procedures, see Exhibit 4 to this Proxy Statement and Prospectus.

Performance

General. The bar charts and tables shown below provide an indication of the risks of investing in ML Focus Twenty. The bar charts show changes in the Fund’s performance for each full calendar year since inception. The table shows the average annual total returns of ML Focus Twenty for the periods shown. Past performance is not indicative of future performance. The bar charts and tables do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

ML Focus Twenty

During the ten year period shown in the bar chart, the highest return for a quarter was 25.54% (quarter ended December 31, 2001) and the lowest return for a quarter was -53.40% (quarter ended March 31, 2001). The year-to-date return as of September 30, 2003 was 26.24%.

ML Large Cap Growth is newly organized and has no operational history.

	Average Annual Total Returns (as of the year ended December 31, 2002)
Name of Fund	One Year	Five Years	Ten Years/ Since Inception
ML Focus Twenty	-38.96%	n/a	-54.63	%(a)
ML Large Cap Growth(b)	n/a	n/a	n/a

(a)	Commenced operations on July 10, 2000.
(b)	ML Large Cap Growth is a newly created series of the Company and, therefore, has no operating history.

27

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and may vote on the election of Directors and any other matter submitted to a shareholder vote.

Dividends

All or substantially all of each Fund’s net income is declared as dividends annually. Dividends are paid annually and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash. Following the Focus Twenty Reorganization, the policy of the Combined Fund with respect to dividends will remain unchanged. For a discussion of dividends, see Exhibit 4 to this Proxy Statement and Prospectus.

Tax Information

The tax consequences associated with an investment in each Fund are identical. For a discussion regarding taxes, see Exhibit 4 to this Proxy Statement and Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for each Fund. For a discussion of these procedures, see “Portfolio Transactions and Brokerage” in the Company’s SAI. In the event that, following the Reorganization, Fund management determines that ML Large Cap Growth should sell some of the holdings of ML Focus Twenty, ML Large Cap Growth will incur transaction costs.

Additional Information

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m. (Eastern Time) on days that the NYSE is open for business. The net asset value of each class of shares is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares outstanding at such time rounded to the nearest cent.

Custodian. The Bank of New York (“BONY”) acts as custodian of the cash and securities of ML Focus Twenty. BBH will act as custodian of the cash and securities of ML Large Cap Growth. The principal business address of BONY is 100 Church Street, New York, New York 10286. BBH will serve as the custodian of the Combined Fund following the Focus Twenty Reorganization.

Transfer Agent. Financial Data Services, Inc. (the “Transfer Agent”) serves as the transfer agent for each Fund. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the Focus Twenty Reorganization.

Shareholder Inquiries. Shareholder inquiries with respect to a Fund may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

28

PROPOSAL 4:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE RESERVE ASSETS REORGANIZATION

ONLY SHAREHOLDERS OF ML RESERVE ASSETS WILL VOTE ON THIS PROPOSAL.

Set forth below is certain information specifically pertaining to the Reserve Assets Reorganization.

Fee Table for Shareholders of ML Reserve Assets, ML Domestic Money Market and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)

The tables below provide information about the fees and expenses of ML Reserve Assets and ML Domestic Money Market for the period ended June 30, 2003 and, assuming the Reorganization had taken place on such date, the estimated annualized fees and expenses on a pro forma basis of the Combined Fund. These figures do not reflect any fees or charges imposed by the Insurance Companies and would be higher if such fees and charges were included.

Fee Table as of June 30, 2003

	ML Reserve Assets Class I Shares	ML Domestic Money Market Class I Shares	ML Domestic Money Market Pro Forma Combined Fund(a) Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses (including transfer agent fees)	0.30%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.80%	0.57%	0.57%

(a)	This table assumes that the Reserve Assets Reorganization took place on June 30, 2003.

The foregoing Pro Forma Fee Table and the Examples below are intended to assist investors in understanding the costs and expenses that a shareholder of each Fund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reserve Assets Reorganization.

Examples:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The examples below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. The figures shown would be the same whether a shareholder sold shares at the end of a period or kept them. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of each Fund for the Periods Indicated:

	1 Year	3 Years	5 Years	10 Years
ML Reserve Assets Class I Shares	$82	$255	$444	$990
ML Domestic Money Market Class I Shares	$58	$183	$318	$714
Combined Fund(1) Class I Shares	$58	$183	$318	$714

(1)	Assumes that the Reserve Assets Reorganization took place on June 30, 2003.

The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

29

The Company	The Company was organized under the laws of the State of Maryland on October 16, 1981 and commenced operations on November 12, 1981. ML Reserve Assets is a diversified, open end investment company that commenced operations on May 27, 1988. ML Domestic Money Market is a diversified, open end investment company that commenced operations on February 6, 1992.

As of August 31, 2003, ML Reserves Assets had net assets of approximately $12.1 million and ML Domestic Money Market had net assets of $492.8 million.

Comparison of the Funds	Investment Objectives. The Funds have identical investment objectives. Each of ML Reserve Assets and ML Domestic Money Market seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.

Investment Strategies. Each Fund is a money market fund, that seeks to maintain a constant share value of $1.00 per share by investing in short term U.S. dollar denominated money market instruments rated in one of the two highest short term rating categories by national recognized credit rating organizations, or unrated instruments that Fund management believes are of similar credit quality. ML Reserve Assets also may invest in U.S. dollar denominated obligations of foreign issuers, including Eurodollar and Yankeedollar obligations. Eurodollar obligations are issued by foreign branches or subsidiaries of U.S. banks. Yankeedollar obligations are issued by U.S. branches or subsidiaries of foreign banks.

Portfolio Management. Merrill Lynch Investment Managers, L.P. serves as the investment adviser to each Fund. Jacqueline Rogers is the portfolio manager of both ML Reserve Assets and ML Domestic Money Market, and will also serve as portfolio manager of the Combined Fund.

MLIM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. MLIM and its affiliates had approximately $464 billion in investment company and other portfolio assets under management as of August 2003.

Advisory Fees. MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreement entered into with the Company. ML Reserve Assets pays MLIM a monthly advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. ML Domestic Money Market pays MLIM a monthly advisory fee at the same annual rate of 0.50%. See “Summary—Pro Forma Fee Tables” and “Comparison of the Funds—Management.”

Capital Shares. Each of the Funds currently offers three classes of shares - Class I, Class II and Class III. As of the Record Date, neither Fund had any Class II or Class III shares outstanding.

Purchase of Shares. The purchase procedures for shares of each Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of each Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

30

Dividends. Dividends on shares of each Fund are declared daily and reinvested monthly in additional shares of the respective Fund at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m., Eastern time, on days that the New York Stock Exchange (“NYSE”) is open for business. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Additional Information—Capital Stock.”

Tax Considerations	The Company, on behalf of each Fund, has requested an opinion of counsel with respect to the Reserve Assets Reorganization to the effect that, among other things, neither ML Reserve Assets nor ML Domestic Money Market will recognize gain or loss on the transaction, and ML Reserve Assets shareholders will not recognize gain or loss on the exchange of ML Reserve Assets shares for shares of ML Domestic Money Market. The consummation of the Reserve Assets Reorganization is subject to the receipt of such an opinion of counsel. The Reserve Assets Reorganization will not affect the status of ML Reserve Assets or ML Domestic Money Market as a regulated investment company. See “The Reorganizations—Tax Consequences of the Reorganizations.”

Risk Factors and Special Considerations

The main investment risks associated with an investment in ML Reserve Assets are substantially identical to those associated with an investment in ML Domestic Money Market.

Both ML Reserve Assets and ML Domestic Money Market are money market funds that invest in short term U.S. dollar denominated money market instruments rated in one of the two highest short term rating categories by a nationally recognized credit rating organization. Each Fund attempts to maintain to net asset value at $1.00 per share. Both Funds are subject to selection risk, share reduction risk and short term interest rate risk. ML Reserve Assets may invest in U.S. dollar denominated obligations of foreign issuers, including both Eurodollar and Yankeedollar obligations and, therefore, is subject to the risks associated with these types of investments. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund. The main risks of the Funds are discussed below.

Selection Risk — Selection risk is the risk that the securities that MLIM selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk — In order to maintain a constant net asset value of $1.00 per share, a Fund may reduce the number of shares held by its shareholders.

Eurodollar and Yankeedollar Obligations — ML Reserve Assets may invest in Eurodollar and Yankeedollar obligations. Investment in these obligations may involve different risks from the risks of investing in obligations of U.S. banks. These risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest.

A complete discussion of the risk factors to which an investment in each Fund is subject is set forth in the Company’s Prospectus under the caption “Your Account—Types of Investment Risk.”

31

Comparison of the Funds

Financial Highlights

The following Financial Highlights tables are intended to help you understand ML Reserve Assets’ and ML Domestic Money Market’s financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in shares of the Fund (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by Deloitte & Touche LLP, whose report, along with the each Fund’s financial statements, is included in the Company’s Annual Report, which accompanies this Proxy Statement and Prospectus. Each Fund’s financial statements for the six-month period ended June 30, 2003 are unaudited and included in that Fund’s Semi-Annual Report to shareholders, which is available upon request.

The following per share data and ratios have been derived from information provided in the financial statements:

ML Reserve Assets Class I Shares

	For the Six Months ended June 30, 2003 (unaudited)		For the Year Ended December 31,
			2002	2001	2000	1999	1998
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investment income — net	.0030		.0122	.0371	.0574	.0464	.0496
Realized and unrealized gain (loss) on investments — net	(.0003)		(.0006)	.0011	.0008	(.0006)	.0003

Total from investment operations	.0027		.0116	.0382	.0582	.0458	.0499

Less dividends and distributions:
Investment income — net	(.0030)		(.0122)	(.0371)	(.0574)	(.0464)	(.0496)

Realized gain on investments — net	—	†	(.0001)	(.0002)	—	(.0001)	(.0003)

Total dividends and distributions	(.0030)		(.0123)	(.0373)	(.0574)	(.0465)	(.0499)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return:**
Based on net asset value per share	.61	%*	1.23%	3.79%	5.86%	4.76%	5.10%

Ratios to Average Net Assets:
Expenses	.80	%*	.80%	.78%	.68%	.65%	.68%

Investment income and realized gain on investments — net	.61	%*	1.24%	3.79%	5.73%	4.66%	4.96%

Supplemental Data:
Net Assets, end of period (in thousands)	$11,791		$12,077	$14,891	$17,822	$20,933	$21,338

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than ($.0001) per share.

32

ML Domestic Money Market Class I Shares

	For the Six Months Ended June 30, 2003 (unaudited)		For the Year Ended December 31,
			2002	2001	2000	1999	1998
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investment income — net	.0041		.0147	.0384	.0588	.0473	.0506
Realized and unrealized gain (loss) on investments — net	—	†	(.0007)	.0015	.0008	(.0006)	— †

Total from investment operations	.0041		.0140	.0399	.0596	.0467	.0506

Less dividends and distributions:
Investment income — net	(.0041)		(.0147)	(.0384)	(.0588)	(.0473)	(.0508)
Realized gain on investments — net	—	††	— ††	(.0002)	— ††	— ††	— ††

Total dividends and distributions	(.0041)		(.0147)	(.0386)	(.0588)	(.0473)	(.0508)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return:**
Based on net asset value per share	.84	%*	1.49%	3.89%	6.00%	4.84%	5.20%

Ratios to Average Net Assets:
Expenses	.57	%*	.57%	.57%	.55%	.55%	.56%

Investment income — net and realized gain on investments— net	.83	%*	1.47%	3.69%	5.88%	4.76%	5.03%

Supplemental Data:
Net Assets, end of period (in thousands)	$519,509		$545,630	$580,609	$455,259	$467,781	$408,517

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than $.0001 per share.
† †	Amount is less than ($.0001) per share.

Information About the Company

For more information about the Company, please see the Prospectus and Annual Report for the Company, which have been delivered with this Proxy Statement and Prospectus and are incorporated herein by reference.

Investment Restrictions

Each Fund has adopted identical fundamental investment restrictions. Fundamental investment restrictions cannot be changed without shareholder approval. For a complete discussion of each Fund’s investment restrictions, see “Investment Restrictions” in the Company’s SAI.

Advisory Arrangements

Jacqueline Rogers is the portfolio manager of both ML Reserve Assets and ML Domestic Money Market. Ms. Rogers is expected to be primarily responsible for the day-to-day management of the Combined Fund.

33

MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreements entered into with the Company. ML Reserve Assets pays MLIM a monthly advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. ML Domestic Money Market pays MLIM a monthly advisory fee at the same annual rate of 0.50% of the Fund’s average daily net assets.

Purchase of Shares

Each Fund offers three classes of shares — Class I, Class II and Class III. As of the Record Date, neither Fund had any Class II or Class III shares outstanding. The purchase procedures in effect for each Fund are identical. For a complete discussion of the purchase procedures, see “Your Account—How to Buy and Sell” in the Company Prospectus.

Redemption of Shares

The redemption procedures in effect for each Fund are identical. See “Your Account—How to Buy and Sell Shares” in the Company Prospectus.

Performance

General. The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in each Fund’s performance for each full calendar year since inception. The table shows the average annual total returns of each Fund for the periods shown. Past performance is not indicative of future performance. The bar charts and tables do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

ML Reserve Assets

During the ten year period shown in the bar chart, the highest return for a quarter was 1.50% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.23% (quarter ended December 31, 2002). The year-to-date return as of September 30, 2003 was 0.40%.

ML Domestic Money Market

34

During the ten year period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.30% (quarter ended December 31, 2002). The year-to-date return as of September 30, 2003 was 0.57%.

	Average Annual Total Returns (as of the year ended December 31, 2002)
Name of Fund	One Year	Five Years	Ten Years
ML Reserve Assets	1.23%	4.13%	4.31%
ML Domestic Money Market	1.49%	4.26%	4.43%

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and may vote on the election of Directors and any other matter submitted to a shareholder vote.

Dividends

Dividends on shares of each Fund are declared daily and reinvested monthly in additional shares of the respective Funds at net asset value unless the shareholder elects to receive such dividends in cash. Following the Reserve Assets Reorganization, the policies of the Combined Fund with respect to dividends will remain unchanged. See “Your Account—Dividends and Taxes” in the Company Prospectus.

Tax Information

The tax consequences associated with an investment in each Fund are identical. See “Your Account—Dividends and Taxes” in the Company Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for each Fund. For a discussion of these procedures, see “Portfolio Transactions and Brokerage” in the Company’s SAI. ML Domestic Money Market may not invest in Eurodollar or Yankeedollar obligations. For this reason, after the Reserve Assets Reorganization, the Combined Fund will be required to dispose of any such securities acquired from ML Reserve Assets. Therefore, the Reserve Assets Reorganization may cause ML Domestic Money Market to incur transaction costs in connection with the sale of such securities.

Additional Information

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m. (Eastern Time) on days that the NYSE is open for business. The net asset value of each class of shares is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares outstanding at such time rounded to the nearest cent.

Custodian. The Bank of New York (“BONY”) acts as custodian of the cash and securities of each Fund. The principal business address of BONY is 100 Church Street, New York, New York 10286. BONY will serve as the custodian of the Combined Fund following the Reserve Assets Reorganization.

Transfer Agent. Financial Data Services, Inc. (the “Transfer Agent”) serves as the transfer agent for each Fund. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the Reserve Assets Reorganization.

Shareholder Inquiries. Shareholder inquiries with respect to a Fund may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

35

PROPOSAL 5:	APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION IN CONNECTION WITH THE DEVELOPING CAPITAL MARKETS REORGANIZATION

ONLY SHAREHOLDERS OF ML DEVELOPING CAPITAL MARKETS WILL VOTE ON THIS PROPOSAL.

Set forth below is certain information specifically pertaining to the Developing Capital Markets Reorganization. Shareholders of each class of ML Developing Capital Markets will vote together as a single class on this proposal.

Fee Table for Shareholders of ML Developing Capital Markets, ML Global Allocation and the Pro Forma Combined Fund as of June 30, 2003 (unaudited)

The tables below provide information about the fees and expenses of ML Developing Capital Markets and ML Global Allocation for the period ended June 30, 2003 and, assuming the Reorganization had taken place on such date, the estimated annualized fees and expenses on a pro forma basis of the Combined Fund. These figures do not reflect any fees or charges imposed by the Insurance Companies and would be higher if such fees and charges were included.

Fee Table as of June 30, 2003

	ML Developing Capital Markets		ML Global Allocation(a)	ML Global Allocation Pro Forma Combined Fund(b)
	Class I Shares	Class II Shares	Class I Shares	Class I Shares	Class II Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	1.00%	1.00%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.15%	None	None	0.15%
Other Expenses (including transfer agent fees)	0.47%	0.47%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.47%	1.62%	0.74%	0.74%	0.89%
Fee Waiver and/or Reimbursement(c)	(0.22)%	(0.22)%	n/a	n/a	n/a
Net Total Annual Fund Operating Expenses(d)	1.25%	1.40%	n/a	n/a	n/a

(a)	As of the date hereof, there were no Class II shares outstanding.
(b)	This table assumes that the Developing Capital Markets Reorganization took place on June 30, 2003.
(c)	MLIM and Merrill Lynch Life Agency, Inc. (“MLLA”) have entered into an agreement that limits the operating expenses paid by the ML Developing Capital Markets to 1.25% and 1.40% for Class I and Class II shares, respectively. Any such expenses in excess of these amounts will be reimbursed to the Fund by MLIM, which, in turn, will be reimbursed by MLLA. This arrangement has a one year term and is renewable.
(d)	The net total operating expenses reflect expenses actually incurred during ML Developing Capital Markets most recent fiscal year, restated to reflect the contractual expense reimbursement currently in effect.

The foregoing Pro Forma Fee Table and the Examples below are intended to assist investors in understanding the costs and expenses that a shareholder of each Fund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Developing Capital Markets Reorganization.

Examples:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The examples below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. The figures shown would be the same whether a shareholder sold shares at the end of a period or kept them. Although a shareholder’s actual costs may be higher or lower, based on these assumptions your costs would be:

Cumulative Expenses Paid on Shares of each Fund for the Periods Indicated:

	1 Year	3 Years		5 Years		10 Years
ML Developing Capital Markets
Class I Shares	$127	$443	*	$782	*	$1,739	*
Class II Shares	$143	$490	*	$861	*	$1,903	*
ML Global Allocation
Class I Shares	$ 76	$237		$411		$ 918
Combined Fund**
Class I Shares	$ 76	$237		$411		$ 918
Class II Shares	$ 91	$284		$493		$1,096

*	The expenses do not reflect the continuation beyond the first year of the contractual fee waiver arrangement. This arrangement has a one year term and is renewable.
**	Assumes that the Developing Capital Markets Reorganization took place on June 30, 2003.

36

The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders as a Result of the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

The Company	The Company was organized under the laws of the State of Maryland on October 16, 1981 and commenced operations on November 12, 1981. ML Developing Capital Markets is a non-diversified, open end investment company that commenced operations on May 2, 1994. ML Global Allocation is a non-diversified, open end investment company that commenced operations on February 28, 1992.

As of August 31, 2003, ML Developing Capital Markets had net assets of approximately $34.1 million and ML Global Allocation had net assets of $405.2 million.

Comparison of the Funds	Investment Objectives. ML Developing Capital Markets seeks long term capital appreciation by investing in securities of issuers in countries having smaller capital markets. ML Global Allocation seeks high total investment return.

Investment Strategies. ML Developing Capital Markets invests, under normal circumstances, at least 80% of its assets in securities of companies in developing capital markets, which means all countries except the United States, United Kingdom, Japan and France. The Fund invests primarily in securities denominated in foreign currencies. The Fund normally invests at least 65% of its assets in equity securities, primarily common stock, and normally invests in at least three different countries at any given time. The Fund may invest in debt securities of companies and governments.

ML Global Allocation invests in both U.S. and foreign equity, debt and money market securities. There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks to invest across markets, industries and issuers. While the Fund has no geographic limits on where its investments may be located, it typically invests a majority of its assets in the securities of companies and governments located in North and South America, Western Europe, Australia and the Far East. The Fund may invest a portion of its assets in securities related to real assets, such as real estate or precious metals. In addition, ML Global Allocation may invest up to 35% of its assets in junk bonds, corporate loans and distressed securities. ML Global Allocation may invest in options and futures and forward currency contracts.

Non-Diversified Funds. Each Fund is classified as a non-diversified fund. A diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified fund is not subject to this limitation.

Portfolio Management. Merrill Lynch Investment Managers, L.P. serves as the investment adviser to each Fund. MLIM has retained MLAM U.K. as sub-adviser to each Fund. Nicholas Moakes and Josephine Ragni are co-portfolio managers of ML Developing Capital Markets. Dennis W. Stattman is the lead portfolio manager of ML Global Allocation. Mr. Stattman will also be the lead portfolio manager of the Combined Fund.

37

MLIM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. MLIM and its affiliates had approximately $464 billion in investment company and other portfolio assets under management as of August 2003.

Advisory Fees. MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreement entered into with the Company. ML Developing Capital Markets pays MLIM a monthly advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. ML Global Allocation pays MLIM a monthly advisory fee at the annual rate of 0.65%. See “Summary—Pro Forma Fee Tables” and “Comparison of the Funds—Management.”

Capital Shares. Each of the Funds offers three classes of shares - Class I, Class II and Class III. The Class II shares of each Fund are subject to an annual distribution fee of 0.15% of the average daily net assets of Class II shares, which is paid to each Insurance Company for the sale and distribution of Class II shares. See “Comparison of the Funds - Class II Distribution Fee.” As of the Record Date, ML Developing Capital Markets had no Class III shares outstanding and ML Global Allocation had no Class II or Class III shares outstanding.

Purchase of Shares. The purchase procedures for shares of each Fund are identical. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares. The redemption procedures for shares of each Fund are identical. See “Comparison of the Funds—Redemption of Shares.”

Dividends. Dividends on shares of each Fund are declared annually and reinvested in additional shares of the respective Fund at net asset value unless the shareholder elects to receive such dividends in cash. See “Comparison of the Funds—Dividends.”

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m., Eastern time, on days that the New York Stock Exchange (“NYSE”) is open for business. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights. The voting rights of the holders of shares of each Fund are identical. See “Comparison of the Funds—Additional Information—Capital Stock.”

Tax Considerations	The Company, on behalf of each Fund, has requested an opinion of counsel with respect to the Developing Capital Markets Reorganization to the effect that, among other things, neither ML Developing Capital Markets nor ML Global Allocation will recognize gain or loss on the transaction, and ML Developing Capital shareholders will not recognize gain or loss on the exchange of ML Developing Capital shares for shares of ML Global Allocation. The consummation of the Developing Capital Markets Reorganization is subject to the receipt of such an opinion of counsel. The Developing Capital Markets Reorganization will not affect the status of ML Developing Capital Markets or ML Global Allocation as a regulated investment company. See “The Reorganizations—Tax Consequences of the Reorganizations.”

38

Risk Factors and Special Considerations

The main investment risks associated with an investment in ML Developing Capital Markets are similar but not identical to those associated with an investment in ML Global Allocation.

Both ML Developing Capital Markets and ML Global Allocation invest in varying degrees in equity and debt securities (including junk bonds) of U.S. and foreign companies (including emerging market issuers) and, therefore, are subject to stock market risk, stock selection risk, credit risk, interest rate risk, foreign securities risk, including foreign currency risk, emerging markets risk and junk bond risk. Both Funds are non-diversified funds and are, therefore, subject to non-diversification risk. ML Global Allocation may invest in corporate loans and distressed securities and, thus, is also subject to the risks associated with these types of investments. The main risks of the Funds are discussed below.

Stock Market Risk and Stock Selection Risk — Stock market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Stock selection risk is the risk that the securities that MLIM selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Foreign Investing Risk — Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

Foreign Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Junk bonds are generally more exposed to credit risk than are investment grade bonds.

Non-Diversification Risk — As a non-diversified fund, each Fund may invest more of its assets in fewer companies than a diversified fund. Because the Funds may invest in a smaller number of issuers, they are more exposed to developments affecting and the risks associated with individual issuers than funds that invest more widely, which may have a greater impact on each Fund’s performance.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more like to experience hyperinflation and currency devaluation’s, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.

Junk Bonds — Although junk bonds generally pay higher rates of interest than investment grade bonds, there is a greater risk of loss of income or principal. Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or are at risk of being in default. ML Global Allocation will generally not receive interest payments on the distressed securities and may incur costs to protect their investment. In addition, distressed securities

39

involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. The value of corporate loan investment generally is less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, ML Global Allocation may experience difficulties from time to time in selling its corporate loans. The corporate loans in which ML Global Allocation invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, and when there is collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive any interest during the delay.

A complete discussion of the risk factors to which an investment in each Fund is subject is set forth in the Company’s Prospectus under the caption “Your Account—Types of Investment Risk.”

40

Comparison of the Funds

Financial Highlights

The following Financial Highlights tables are intended to help you understand ML Developing Capital Markets’ and ML Global Allocation’s financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in shares of the Fund (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by Deloitte & Touche LLP, whose report, along with the each Fund’s financial statements, is included in the Company’s Annual Report, which accompanies this Proxy Statement and Prospectus. Each Fund’s financial statements for the six-month period ended June 30, 2003 are unaudited and included in that Fund’s Semi-Annual Report to shareholders, which is available upon request.

The following per share data and ratios have been derived from information provided in the financial statements:

ML Developing Capital Markets Class I Shares

	For the Six Months Ended June 30, 2003		For the Year Ended December 31,
	(unaudited)		2002	2001	2000	1999	1998
Increase (Decrease) in
Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
of period	$ 6.58		$ 7.36	$ 7.32	$ 10.34	$ 6.43	$ 9.22

Investment income — net†	.08		.04	.08	.06	.11	.18
Realized and unrealized gain (loss)
on investments and foreign
currency transactions — net	.94		(.79)	.03	(3.01)	4.01	(2.86)

Total from investment operations	1.02		(.75)	.11	(2.95)	4.12	(2.68)

Less dividends on investment
income — net	—		(.03)	(.07)	(.07)	(.21)	(.11)

Net asset value, end of period	$ 7.60		$ 6.58	$ 7.36	$ 7.32	$ 10.34	$ 6.43

Total Investment Return:**
Based on net asset value per share	15.50	%‡	(10.24)%	1.47%	(28.69)%	65.52%	(29.39)%

Ratios to Average Net Assets:
Expenses, net of waiver	1.25	%*	1.24%	1.15%	1.22%	1.25%	1.25%

Expenses	1.47	%*	1.52%	1.21%	1.36%	1.67%	1.42%

Investment income — net	2.38	%*	.56%	1.09%	.72%	1.47%	2.30%

Supplemental Data:
Net Assets, end of period
(in thousands)	$27,939		$26,959	$36,462	$46,858	$107,079	$64,312

Portfolio turnover	39.12%		88.96%	94.42%	57.05%	97.79%	121.06%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
† †	Aggregate total investment return.

41

ML Developing Capital Markets Class II Shares

	For the Six Months Ended June 30, 2003		For the Year Ended December 31,
	(unaudited)		2002	2001	2000	1999	1998
Increase (Decrease) in
Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
of period	$ 6.58		$ 7.35	$ 7.31	$10.33	$ 6.42	$9.22

Investment income — net†	.07		.03	.07	.03	.07	.17
Realized and unrealized gain (loss)
on investments and foreign
currency transactions — net	.94		(.78)	.03	(2.99)	4.04	(2.86)

Total from investment operations	1.01		(.75)	.10	(2.96)	4.11	(2.69)

Less dividends on investment
income — net	—		(.02)	(.06)	(.06)	(.20)	(.11)

Net asset value, end of period	$ 7.59		$ 6.58	$ 7.35	$ 7.31	$10.33	$6.42

Total Investment Return:**
Based on net asset value per share	15.35	%‡	(10.28)%	1.31%	(28.82)%	65.38%	(29.51)%

Ratios to Average Net Assets:
Expenses, net of waiver	1.40	%*	1.39%	1.30%	1.40%	1.40%	1.40%

Expenses	1.62	%*	1.68%	1.36%	1.51%	1.87%	1.72%

Investment income — net	2.24	%*	.38%	.95%	.42%	.83%	2.37%

Supplemental Data:
Net Assets, end of period
(in thousands)	$1,486		$1,371	$1,673	$2,156	$1,313	$241

Portfolio turnover	39.12%		88.96%	94.42%	57.05%	97.79%	121.06%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
††	Aggregate total investment return.

42

ML Global Allocation Class I Shares*

	For the Six Months Ended June 30, 2003		For the Year Ended December 31,
	(unaudited)		2002	2001	2000	1999	1998
Increase (Decrease) in
Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
of period	$ 8.62		$ 9.74	$ 10.85	$ 14.13	$ 13.41	$ 14.71

Investment income — net	.12	†	.26 †	.24 †	.27 †	.20 †	.34
Realized and unrealized gain (loss)
on investments and foreign
currency transactions — net	1.21		(1.05)	(1.20)	(1.62)	2.58	.76

Total from investment operations	1.33		(.79)	(.96)	(1.35)	2.78	1.10

Less dividends and distributions:
Investment income — net	—	††	(.33)	(.15)	(.24)	(.30)	(.55)

In excess of investment
income — net	—		—	—	(.06)	(.05)	—
Realized gain on investments
— net	—		—	—	(1.20)	(1.71)	(1.70)
In excess of realized gain on
investments — net	—		—	—	(.43)	—	(.15)

Total dividends and distributions	—		(.33)	(.15)	(1.93)	(2.06)	(2.40)

Net asset value, end of period	$ 9.95		$ 8.62	$ 9.74	$ 10.85	$ 14.13	$ 13.41

Total Investment Return:***
Based on net asset value
per share	15.50	%‡	(8.15)%	(8.86)%	(9.62)%	21.37%	8.87%

Ratios to Average Net Assets:
Expenses	.74	%**	.77%	.75%	.73%	.73%	.72%

Investment income — net	2.63	%**	2.77%	2.42%	2.03%	1.49%	2.40%

Supplemental Data:
Net Assets, end of period
(in thousands)	$390,168		$349,514	$424,542	$552,853	$727,040	$766,026

Portfolio turnover	24.72%		55.50%	107.28%	118.64%	103.76%	120.59%

*	For the periods shown, there were no Class II shares outstanding.
**	Annualized.
***	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
† †	Amount is less than ($.01) per share.
‡	Aggregate total investment return.

Information About the Company

For more information about the Company, please see the Prospectus and Annual Report for the Company, which have been delivered with this Proxy Statement and Prospectus and are incorporated herein by reference.

Investment Restrictions

Each Fund has adopted identical fundamental investment restrictions. Fundamental investment restrictions cannot be changed without shareholder approval. For a complete discussion of each Fund’s investment restrictions, see “Investment Restrictions” in the Company’s SAI.

43

Advisory Arrangements

Nicholas Moakes and Josephine Ragni are co-portfolio managers of ML Developing Capital Markets. Dennis W. Stattman is the lead portfolio manager of ML Global Allocation. Mr. Stattman will also be the lead portfolio manager of the Combined Fund.

MLIM serves as the investment adviser to the Company pursuant to an investment advisory agreements entered into with the Company. ML Developing Capital Markets pays MLIM a monthly advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. ML Global Allocation pays MLIM a monthly advisory fee at the same annual rate of 0.65% of the Fund’s average daily net assets. MLIM has a sub-advisory agreement with MLAM U.K. with respect to each Fund pursuant to which MLIM may pay a portion of its advisory fee to MLAM U.K.

Purchase of Shares

Each Fund offers three classes of shares — Class I, Class II and Class III. The purchase procedures in effect for each Fund are identical. For a complete discussion of the purchase procedures, see “Your Account—How to Buy and Sell” in the Company Prospectus. As of the Record Date, ML Developing Capital Markets had no Class III shares outstanding and ML Global Allocation had no Class II or Class III shares outstanding.

Class II Distribution Fee

The Company has adopted a plan under Rule 12b-1 under the Investment Company Act that allows each Fund to pay distribution fees to each Insurance Company for the sale and distribution of that Fund’s Class II shares. The amount of the distribution fee payable under the plan equals 0.15% of the average daily net asset value of the Class II shares of the Fund held by the applicable Insurance Company. Because these fees are paid out of each Fund’s assets on an ongoing basis, over times these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Redemption of Shares

The redemption procedures in effect for each Fund are identical. See “Your Account—How to Buy and Sell Shares” in the Company Prospectus.

Performance

General. The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in each Fund’s performance for each full calendar year since inception. The table shows the average annual total returns of each Fund for the periods shown. Past performance is not indicative of future performance. The bar charts and tables do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

ML Developing Capital Markets

During the ten year period shown in the bar chart, the highest return for a quarter was 30.16% (quarter ended December 31, 1999) and the lowest return for a quarter was -23.77% (quarter ended September 30, 1998). The year-to-date return as of September 30, 2003 was 32.22%.

44

ML Global Allocation

During the ten year period shown in the bar chart, the highest return for a quarter was 14.85% (quarter ended December 31, 1999) and the lowest return for a quarter was -13.56% (quarter ended September 30, 2002). The year-to-date return as of September 30, 2003 was 21.53%.

	Average Annual Total Returns (as of the year ended December 31, 2002)
Name of Fund	One Year	Five Years	Ten Years/ Since Inception
ML Developing Capital Markets (Class I Shares)	-10.24%	-5.36%	-3.44	%(a)
ML Developing Capital Markets (Class II Shares)	-10.28%	-5.49%	-5.48	%(b)
ML Global Allocation	-8.15%	0.00%	5.27%

a	Commencement of operations was May 2, 1994.
b	Commencement of operations was November 3, 1997.

Shareholder Rights

Shareholders of each Fund are entitled to one vote for each share held and fractional votes for fractional shares held and may vote on the election of Directors and any other matter submitted to a shareholder vote.

Dividends

All or substantially all of each Fund’s net income is declared as dividends annually. Dividends are paid annually and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash. Following the Developing Capital Markets Reorganization, the policies of the Combined Fund with respect to dividends will remain unchanged. See “Your Account—Dividends and Taxes” in the Company Prospectus.

Tax Information

The tax consequences associated with an investment in each Fund are identical. See “Your Account—Dividends and Taxes” in the Company Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are the same for each Fund. For a discussion of these procedures, see “Portfolio Transactions and Brokerage” in the Company’s SAI. In the event that, following the Reorganization, Fund management determines that ML Global Allocation should sell some of the holdings of ML Developing Capital Markets, ML Global Allocation will incur transaction costs.

Additional Information

Net Asset Value. Each Fund determines its net asset value once daily as of 4:00 p.m. (Eastern Time) on days that the NYSE is open for business. The net asset value of each class of shares is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares outstanding at such time rounded to the nearest cent.

45

Custodian. The Bank of New York (“BONY”) acts as custodian of the cash and securities of each Fund. The principal business address of BONY is 100 Church Street, New York, New York 10286. BONY will serve as the custodian of the Combined Fund following the Developing Capital Markets Reorganization.

Transfer Agent. Financial Data Services, Inc. (the “Transfer Agent”) serves as the transfer agent for each Fund. The Transfer Agent will continue to serve as the Combined Fund’s transfer agent following the Developing Capital Markets Reorganization.

Shareholder Inquiries. Shareholder inquiries with respect to a Fund may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

THE REORGANIZATIONS

General

Under the relevant Agreement and Plan (attached hereto as Exhibits 1, 2 and 3), each Acquiring Fund will acquire substantially all of the assets and will assume substantially all of the liabilities of the corresponding Acquired Fund, in exchange solely for an equal aggregate value of shares to be issued by the Acquiring Fund. Upon receipt by the Acquired Fund of such shares, the Acquired Fund will distribute such shares to its shareholders, as described below in liquidation of the Acquired Fund.

In connection with the approval of Proposal 1, Mercury International Value will be terminated as a series of the Mercury Trust, which, in turn, will be terminated both as a registered investment company and a Massachusetts business trust. In connection with the approval of Proposal 2, Large Cap Growth will be terminated as a series of the Mercury Company, which, in turn, will be terminated both as a registered investment company and a Maryland corporation. In connection with the approval of Proposals 3, 4 and 5, each of ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets will be terminated as a series of the Company.

Generally, the assets transferred by an Acquired Fund to the corresponding Acquiring Fund will equal all investments of the Acquired Fund held in its portfolio as of the Valuation Time (as defined in the applicable Agreement and Plan) and all other assets of the Acquired Fund as of such time.

Each Acquired Fund will distribute the Class I shares* of the corresponding Acquiring Fund received by it pro rata to its shareholders in exchange for such shareholders’ proportional interests in the Acquired Fund. The Class I shares* of the Acquiring Fund received by the shareholders of the corresponding Acquired Fund will have the same aggregate net asset value as each such shareholder’s interest in the Acquired Fund as of the Valuation Time. (See “Terms of the Agreement and Plan—Valuation of Assets and Liabilities” for information concerning the calculation of net asset value.) The distribution will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of all shareholders of the corresponding Acquired Fund and transferring to each shareholder’s account the Class I shares* of the Acquiring Fund representing such shareholder’s interest previously credited to the account of the corresponding Acquired Fund.

Because the exchange of shares between an Acquiring Fund and its corresponding Acquired Fund will be made at the net asset value of each Fund at the time of the exchange, the interests of the existing shareholders of each Fund will not be diluted as a result of a Reorganization. However, as a result of each Reorganization (except the International Value Reorganization and, if the Focus Twenty Reorganization is not completed, the Large Cap Growth Reorganization), a shareholder of an Acquired Fund or an Acquiring Fund would hold a smaller percentage of ownership in the applicable Combined Fund than he or she did in the Acquired Fund or the corresponding Acquiring Fund prior to the Reorganization.

Procedure

On July 3, 2003, the Directors of the Mercury Company, including all of the non-interested Directors, approved the Agreement and Plan pertaining to the International Value Reorganization and the submission of the Agreement and Plan to the shareholders of Mercury International Value. On July 7, 2003, the Directors of each of the Mercury Trust and the Company, including all of the non-interested Directors, approved each Agreement and Plan applicable to the Mercury Trust and the Company, and the submission of each such Agreement and Plan to the shareholders of each relevant Acquired Fund for approval.

*	In the case of the Developing Markets Reorganization, Class I or Class II shares.

46

If the shareholders of each Acquired Fund approve the applicable Reorganization at the Meetings, and certain conditions are either met or waived, it is presently anticipated that the Reorganizations will take place during the fourth calendar quarter of 2003.

The Directors of each of the Mercury Trust, the Mercury Company and the Company recommend that shareholders of each Acquired Fund approve the Agreement and Plan that applies to their Fund.

Terms of the Agreement and Plan

The following is a summary of the significant terms of each Agreement and Plan. This summary is qualified in its entirety by reference to the relevant form of Agreement and Plan, copies of which are attached hereto as Exhibits 1, 2, and 3.

Valuation of Assets and Liabilities. The assets of each Acquired Fund and its corresponding Acquiring Fund will be valued on the business day prior to the Exchange Date (as defined in the Agreement and Plan) and will be valued according to the procedures set forth under “How Shares are Priced” in the relevant Prospectus.

Distribution of Shares of each Acquired Fund. As soon as practicable after the Exchange Date, each Acquired Fund will liquidate and distribute the Class I shares* of the corresponding Acquiring Fund received by it pro rata to its shareholders in exchange for such shareholders’ proportional interests in the Acquired Fund. The Class I shares* of the Acquiring Fund received by shareholders of the corresponding Acquired Fund will have the same aggregate net asset value as such shareholders’ interest in the Acquired Fund held on the Exchange Date. (See “Valuation of Assets” above for information about the calculation of net asset value.) Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of the corresponding Acquiring Fund in the names of the shareholders of the Acquired Fund and transferring to those shareholders’ accounts the Class I shares* representing such shareholders’ interest previously credited to the account of the Acquiring Fund.

No sales charge or fee of any kind will be charged to the shareholders of an Acquired Fund in connection with their receipt of Class I shares* of the corresponding Acquiring Fund in a Reorganization.

Expenses. The legal expenses associated with the International Value Reorganization will be deducted from the assets of Mercury International Value prior to the Exchange Date. All other expenses incurred in connection with the International Value Reorganization will be paid by FAM. The expenses of the Large Cap Growth Reorganization that are directly attributable to Large Cap Growth and the conduct of its business, including those incurred in preparing, printing and mailing the proxy materials to be used in connection with the Meeting and the expenses related to the solicitation of proxies to be voted at the Meeting, will be deducted from the assets of Large Cap Growth prior to the Exchange Date. All other expenses incurred in connection with the Large Cap Growth Reorganization will be paid by FAM. All of the expenses of the Variable Series Reorganizations will be paid by MLIM. These include those expenses that are directly attributable to an Acquired Fund and the conduct of its business, including those incurred in preparing, printing and mailing the proxy materials to be used in connection with the Meeting and the expenses related to the solicitation of proxies to be voted at the Meeting, as well as those expenses that are directly attributable to an Acquiring Fund, including the costs of printing sufficient copies of the Company Prospectus and the Company’s most recent Annual Report that accompany this Proxy Statement and Prospectus and transfer agent fees, and the expenses incurred in connection with the preparation of the Agreement and Plan, legal fees and audit fees.

Required Approvals. With respect to the International Value Reorganization, Focus Twenty Reorganization, Reserve Assets Reorganization and Developing Capital Markets Reorganization, approval of the relevant Agreement and Plan requires the affirmative vote of shareholders representing more than two-thirds of the outstanding shares of the applicable Acquired Fund. With respect to the Large Cap Growth Reorganization, approval of the Agreement and Plan requires the affirmative vote of shareholders representing a majority of the outstanding shares of Large Cap Growth. The Focus Twenty Reorganization is also contingent on the approval of the Large Cap Growth Reorganization. In addition, as previously stated, consummation of each Reorganization is conditioned upon the receipt of an opinion of counsel as to tax matters.

Termination of each Acquired Fund. Following the transfer of the assets and liabilities of each Acquired Fund to the corresponding Acquiring Fund and the distribution of the Class I shares* of the Acquiring Fund to the shareholders of the corresponding Acquired Fund, each Acquired Fund will be terminated as a series of the Mercury Trust, the Mercury Company or the Company, as the case may be, under applicable state law.

*	In the case of the Developing Markets Reorganization, Class I or Class II shares.

47

Amendments and Conditions. An Agreement and Plan may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of the Mercury Trust, the Mercury Company and the Company pursuant to the applicable Agreement and Plan are subject to various conditions, including this registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganization by the shareholders of the applicable Acquired Fund, an opinion of counsel being received as to tax matters, an opinion of counsel being received as to securities matters and the continuing accuracy of various representations and warranties of each Fund being confirmed by the respective parties.

Termination, Postponement and Waivers. An Agreement and Plan may be terminated, and a Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of an Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed by the relevant Directors, if any condition to the obligations of the Acquired Fund or the corresponding Acquiring Fund has not been fulfilled or waived by the Directors.

Potential Benefits to Shareholders as a Result of the Reorganizations

Following each Reorganization (except the Developing Capital Markets Reorganization), shareholders of each Acquired Fund will remain invested in a registered open-end fund with a similar investment objectives and similar investment strategies. Following the Developing Capital Markets Reorganization, shareholders of ML Developing Capital Markets will remain invested in a registered open-end fund that may invest in companies in developing capital markets, although this is not its principal focus. In addition, with respect to the Focus Twenty Reorganization, Reserve Assets Reorganization and Developing Capital Markets Reorganization, because the total net assets of each applicable Acquired Fund have generally declined over time, the Directors have determined that the viability of each such Acquired Fund is limited. Conversely, the Directors have determined that, after the Reorganizations, former shareholders of ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets will be invested in a Combined Fund with a substantially larger asset base. The Directors anticipate that the shareholders of each such Fund will benefit from a reduced annual operating expense ratio as a result of certain economies of scale expected to be achieved by these Reorganizations. With respect to the International Value Reorganization and the Large Cap Growth Reorganization, the Directors considered that each Reorganization will consolidate MLIM’s third party insurance fund offerings all within the Company, thereby simplifying these offerings for Insurance Company decision makers, and permitting the newly created Acquiring Funds to be effectively marketed as new product offerings of the Company. The International Value and Large Cap Growth Reorganizations should, therefore, result in the reduction of certain fixed costs and lower overall annual operating expense ratios for each Fund. MLIM accordingly believes that the Reorganizations will benefit each Fund’s shareholders.

MLIM and FAM believe that the Reorganizations will benefit each of the Funds primarily because certain fixed costs, such as the costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, resulting in a lower overall annual operating expense ratio for the Combined Funds.

48

As of June 30, 2003, the total annual fund operating expenses (as a percentage of average daily net assets) and the net assets for each Fund were as follows:

Name of Fund:	Total Annual Fund Operating Expenses		Approximate Amount of Average Net Assets
Mercury International Value
Class I Shares	0.89%		$231,675,000

ML International Value(a)
Class I Shares	n/a		n/a

Large Cap Growth
Class A Shares	1.05%		$ 48,314,000

ML Large Cap Growth(b)
Class I Shares	n/a		n/a

ML Focus Twenty
Class I Shares	1.25	%(c)	$ 4,435,000

ML Large Cap Growth(b)
Class I Shares	n/a		n/a

ML Reserve Assets
Class I Shares	0.80%		$ 11,935,000

ML Domestic Money Market
Class I Shares	0.57%		$531,916,000

ML Developing Capital Markets
Class I Shares	1.25	%(d)	$ 26,222,656
Class II Shares	1.40	%(d)	$ 1,358,306

ML Global Allocation
Class I Shares	0.74%		$357,169,200
Class II Shares(e)	n/a		n/a

(a)	ML International Value is a newly created series of the Company and, therefore, has no operating history.
(b)	ML Large Cap Growth is a newly created series of the Company and, therefore, has no operating history.
(c)	Figures shown include the effects of the contractual expense waiver currently in effect for ML Focus Twenty. If this waiver were not in effect, the total annual fund operating expenses would have been 1.46%.
(d)	Figures shown include the effects of the contractual expense waiver currently in effect for ML Developing Capital Markets. If this waiver were not in effect, the total annual fund operating expenses for the Fund’s Class I and Class II shares wou1d have been 1.47% and 1.62%, respectively.
(e)	ML Global Allocation had no Class II shares outstanding as of June 30, 2003.

If the Reorganizations had taken place on June 30, 2003, the total operating expenses (as a percentage of average daily net assets) for each Combined Fund as of June 30, 2003, on a pro forma basis, would have been as follows:

Name of Combined Fund	Total Annual Fund Operating Expenses(a)	Difference between Expense Ratios of Pro Forma Combined Fund and Corresponding Acquired Fund
ML International Value
Class I Shares	0.86%	(0.03)%

ML Large Cap Growth
Class I Shares	0.81%*	(0.24	)%**

ML Domestic Money Market
Class I Shares	0.57%	(0.23)%

ML Global Allocation
Class I Shares	0.74%	(0.51	)(b)
Class II Shares	0.89%	(0.51	)(b)

(a)	This table assumes the applicable Reorganization took place on June 30, 2003.
(b)	Figures shown include the effects of the contractual expense waiver currently in effect for ML Developing Capital Markets. If this waiver were not in effect, the difference between the expense ratio of the pro forma Combined Fund and the total annual fund operating expenses for ML Developing Capital Market’s Class I and Class II shares wou1d be 0.73% for both classes.
*	Assumes that both the Large Cap Growth and Focus Twenty Reorganizations are approved by the shareholders of the relevant Funds.
**	The difference between the expense ratio of the pro forma Combined Fund and the total annual fund operating expenses for Large Cap Growth.
***	The difference between the expense ratio of the pro forma Combined Fund and the total annual fund operating expense for ML Focus Twenty. Figures shown include the effects of the contractual expense waiver currently in effect for ML Focus Twenty. If this waiver were not in effect, the difference between the expense ratio of the pro forma Combined Fund and the total annual fund operating expenses for ML Focus Twenty would be 0.65%.

49

The table below sets forth the total net assets of each Fund as of its last two fiscal year ends and as of June 30, 2003.

Approximate Net Assets for the Dates Indicated

Approximate Net Assets
Name of Fund	As of June 30, 2003	As of December 31, 2002	As of December 31, 2001
Mercury International Value	$251,911,000	$240,002,000	$349,318,000
ML International Value(a)	n/a	n/a	n/a

Large Cap Growth	$ 57,649,000	$ 45,100,000	$ 47,868,000
ML Large Cap Growth(b)	n/a	n/a	n/a

ML Focus Twenty	$ 4,697,000	$ 4,409,000	$ 10,399,000
ML Large Cap Growth(b)	n/a	n/a	n/a

ML Reserve Assets	$ 11,791,000	$ 12,077,000	$ 14,891,000
ML Domestic Money Market	$519,509,000	$545,630,000	$580,609,000

ML Developing Capital Markets	$ 29,425,000	$ 28,330,000	$ 38,135,000
ML Global Allocation	$390,168,000	$349,514,000	$424,542,000

(a)	ML International Value is a newly created series of the Company and, therefore, has no operating history.
(b)	ML Large Cap Growth is a newly created series of the Company and, therefore, has no operating history.

Based on the foregoing, the Directors of each of the Mercury Trust, the Mercury Company and the Company concluded that the Reorganizations presented no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving each Reorganization, the Directors of each of the Mercury Trust, the Mercury Company and the Company determined that the interests of existing shareholders of an Acquired Fund and the corresponding Acquiring Fund would not be diluted as a result of the Reorganization.

Tax Consequences of the Reorganizations

General. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Each Acquired Fund and each Acquiring Fund has elected and qualified for the special tax treatment afforded “regulated investment companies” under the Code, and each Combined Fund intends to continue to so qualify after the relevant Reorganization. The Mercury Trust, the Mercury Company and the Company have requested an opinion of counsel to the effect that for Federal income tax purposes: (i) the transfer of substantially all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange solely for Class I shares* of the Acquiring Fund as provided in the Agreement and Plan will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the corresponding Acquiring Fund will be deemed to be a “party” to the “reorganization” within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by an Acquired Fund as a result of the asset transfer solely in exchange for Class I shares* of the corresponding Acquiring Fund or on the distribution of the Class I shares* of the corresponding Acquiring Fund to the shareholders of the Acquired Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized by an Acquiring Fund on the receipt of assets of the corresponding Acquired Fund in exchange for the Acquiring Fund Class I shares*; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of an Acquired Fund on the receipt of Class I shares* of the corresponding Acquiring Fund in exchange for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of an Acquiring Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the corresponding Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Class I shares* of an Acquiring Fund received by the shareholders of the corresponding Acquired Fund in the Reorganization will be equal to the tax basis of the shares of the Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Class I shares* of an Acquiring Fund will be determined by including the period for which such shareholder held the shares of the corresponding Acquired Fund exchanged therefor, provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, an Acquiring Fund’s holding period

50

with respect to the corresponding Acquired Fund assets transferred will include the period for which such assets were held by the Acquired Fund; and (ix) the taxable year of an Acquired Fund will end on the effective date of the applicable Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, the corresponding Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganizations.

Status as a Regulated Investment Company. Each Acquired Fund and each Acquiring Fund have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code and, after the Reorganizations, each Combined Fund intends to continue to operate so as to qualify as a regulated investment company. Following the distribution of Class I shares* of an Acquiring Fund to the shareholders of the corresponding Acquired Fund, the Acquired Fund will be terminated as a series of the Mercury Trust, the Mercury Company or the Company, as the case may be.

*	In the case of the Developing Markets Reorganization, Class I or Class II shares.

51

Capitalization

The following table sets forth as of September 30, 2003 the capitalization of each Fund and the capitalization of each Combined Fund as adjusted to give effect to the applicable Reorganization.

Name of Fund	Total Net Assets	Shares Outstanding	Net Asset Value per Share
Mercury International Value Class I Shares	$265,422,635	26,847,724	$ 9.89

ML International Value(a) Class I Shares	n/a	n/a	n/a

ML International Value— Combined Fund* Class I Shares	$265,422,635	26,847,724	$ 9.89

Large Cap Growth Class A Shares	$ 65,900,138	7,992,235	$ 8.25

ML Large Cap Growth(b) Class I Shares	n/a	n/a	n/a

ML Large Cap Growth— Combined Fund* Class I Shares	$ 65,900,138	7,992,235	$ 8.25

ML Focus Twenty Class I Shares	$ 4,656,001	2,614,013	$ 1.78

Large Cap Growth(b) Class A Shares	$ 65,900,138	7,992,235	$ 8.25

ML Large Cap Growth— Combined Fund* Class I Shares	$ 70,556,139	8,552,259	$ 8.25

ML Reserve Assets Class I Shares	$ 11,834,185	11,831,394	$ 1.00

ML Domestic Money Market Class I Shares	$483,974,660	483,790,079	$ 1.00

ML Domestic Money Market— Combined Fund* Class I Shares	$495,808,845	495,621,473	$ 1.00

ML Developing Capital Markets Class I Shares	$ 32,102,810	3,688,542	$ 8.70
Class II Shares	$ 1,636,721	188,376	$ 8.69

ML Global Allocation Class I Shares	$415,981,383	39,729,479	$10.47
Class II Shares(c)	n/a	n/a	n/a

ML Global Allocation— Combined Fund* Class I Shares	$448,084,193	42,796,962	$10.47
Class II Shares	$ 1,636,721	188,376	$ 8.69

(a)	ML International Value is a newly created series of the Company and, therefore, has no assets.
(b)	ML Large Cap Growth is a newly created series of the Company and, therefore, has no assets.
(c)	ML Global Allocation had no Class II shares outstanding as of June 30, 2003.
*	Total Net Assets and Net Asset Value per share include the aggregate value of the Acquired fund’s net assets that would have been transferred to the respective Acquiring fund had the Reorganizations been consummated on June 30, 2003. The data does not take into account expenses incurred in connection with the respective Reorganizations or the actual number of shares that would have been issued. No assurance can be given as to how many shares of the Acquiring fund the shareholders of each respective Acquired fund will receive on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of each respective Acquiring fund that actually will be received on or after such date.

52

INFORMATION CONCERNING THE SPECIAL MEETINGS

Date, Time and Place of Meetings

The Meetings will be held on Monday, November 17, 2003, at the offices of Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, at the times set forth in the notice accompanying this Proxy Statement and Prospectus.

Solicitation, Revocation and Use of Proxies

A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the Mercury Trust, the Mercury Company or the Company, as the case may be. Although mere attendance at the applicable Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Agreement and Plan.

It is not anticipated that any matters other than the adoption of the Agreement and Plan will be brought before each Meeting. If, however, any other business properly is brought before a Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Additional Voting Information

In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholders’ identity. In all cases where a telephonic authorization is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received this Proxy Statement and Prospectus and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Mercury Trust, the Mercury Company or the Company, as the case may be, a written notice of revocation or a subsequently executed proxy or by attending the applicable Meeting and voting in person.

Record Date and Outstanding Shares

Only holders of record of shares of an Acquired Fund at the close of business on September 12, 2003 or October 7, 2003 , as applicable, are entitled to vote at the applicable Meeting or any adjournment thereof. As of the close of business on the Record Date, each Acquired Fund had the following number of outstanding shares:

	Mercury International Value	26,362,830.734 shares
	Large Cap Growth	7,878,481.045 shares
	ML Focus Twenty	2,642,968.763 shares
	ML Reserve Assets	12,065,142.660 shares
	ML Developing Capital Markets	3,965,754.188 shares

Security Ownership of Certain Record Owners and Management

For a list of persons or entities that owned of record 5% or more of the shares of the Funds outstanding on the Record Date and for security ownership information of the Directors and officers of the Mercury Trust, the Mercury Company and the Company, please see Exhibit 5 attached hereto. To the knowledge of the Mercury Company, the Mercury Trust and the Company, no person or entity beneficially owned 5% or more of any Fund’s shares as of the Record Date.

53

Voting Rights and Required Vote

For purposes of this Proxy Statement and Prospectus, each share of an Acquired Fund is entitled to one vote. Approval of the Agreement and Plan by the applicable Acquired Fund requires the affirmative vote of the shareholders of such Acquired Fund representing two-thirds of the outstanding shares entitled to be cast thereon, except in the case of the Large Cap Growth Reorganization which requires the affirmative vote of the shareholders of Large Cap Growth representing a majority of the Fund’s outstanding shares entitled to be cast thereon.

Shareholders of a registered open-end investment company, such as the Mercury Company, the Mercury Trust or the Company, are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the applicable Reorganization if approved at the Meeting. However, any Acquired Fund shareholder may redeem his or her shares prior to the applicable Reorganization.

A quorum for purposes of each Meeting consists of at least one-third of the shares entitled to vote at the Meeting, present in person or by proxy, with respect to each of Mercury International Value and Large Cap Growth, and a majority of the shares entitled to vote at the Meeting, present in person or by proxy, with respect to each of ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets. If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes in favor the Agreement and Plan are not received from the shareholders of the applicable Acquired Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the applicable Acquired Fund.

ADDITIONAL INFORMATION

In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Mercury Trust, the Mercury Company or the Company, on behalf of each Acquired Fund. Each of the Acquired Funds has retained Georgeson Shareholder, 17 State Street, New York, New York, to aid in the solicitation of proxies at a cost of approximately $3,500.

This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which the Company has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

The Mercury Trust, the Mercury Company and the Company each files reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by the Mercury Trust, the Mercury Company and the Company can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at 233 Broadway, New York, New York 10279. Call 202-942-8090 for information on the operation of the public reference room. Copies of materials, other than materials incorporated herein by reference and other information regarding the Funds also can be obtained on the Commission’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

LEGAL PROCEEDINGS

There are no material legal proceedings to which the Mercury Trust, the Mercury Company, or the Company, each on behalf of the applicable Funds, is a party.

LEGAL OPINIONS

Certain legal matters in connection with each Reorganization will be passed upon by Clifford Chance US LLP, 200 Park Avenue, New York, New York 10166 (for the Mercury Trust and the Company) and Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022 (for the Mercury Company). Clifford Chance US LLP will rely as to matters of Maryland law on the opinion of Sidley Austin Brown & Wood LLP, and as to matters of Massachusetts law on the opinion of Bingham McCutchen LLP. Shearman & Sterling LLP will rely as to matters of Maryland law on the opinion of Sidley Austin Brown & Wood LLP.

54

INDEPENDENT AUDITORS

The financial highlights of Mercury International Value included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Ernst & Young LLP (“E&Y”), independent auditors, given on their authority as experts in auditing and accounting. The principal business address of E&Y is 99 Wood Avenue South, PO Box 751, Iselin, New Jersey 08830. The financial highlights of each other Fund included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP (“D&T”), independent auditors, given on their authority as experts in auditing and accounting. The principal business address of D&T is 750 College Road East, Princeton, New Jersey 08540. D&T is expected to serve as the independent auditors for each Combined Fund after the Reorganizations.

SHAREHOLDER PROPOSALS

A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by the Mercury Trust, the Mercury Company or the Company, as the case may be, in a reasonable time before such investment company begins to print and mail the proxy solicitation materials to be utilized in connection with such meeting in order to be considered in the proxy statement and form of proxy relating to the meeting.

By Order of the Board of Directors/Trustees,

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. MERCURY VARIABLE TRUST MERCURY V.I. FUNDS, INC.

Stephen M. Benham Secretary

55

EXHIBIT 1

AGREEMENT AND PLAN OF REORGANIZATION

(INTERNATIONAL VALUE REORGANIZATION)

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of the 14th day of October, 2003, by and between Merrill Lynch Variable Series Funds, Inc. (the “Company”), on behalf of Merrill Lynch International Value V.I. Fund (“Acquiring Fund”), and Mercury Variable Trust (the “Mercury Trust”), on behalf of Mercury International Value V.I. Fund (“Acquired Fund” and, together with Acquiring Fund, the “Funds”). The Company is a Maryland corporation and Acquiring Fund is a series of the Company. The Mercury Trust is a Massachusetts business trust and Acquired Fund is a series of the Mercury Trust.

PLAN OF REORGANIZATION

The reorganization will comprise the acquisition by Acquiring Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of Acquired Fund in exchange solely for an equal aggregate value of newly-issued Class I shares of common stock, with a par value of $.10 per share, of Acquiring Fund and the subsequent distribution of Corresponding Shares (as defined below) of Acquiring Fund to the shareholders of Acquired Fund in exchange for their shares of beneficial interest of Acquired Fund, in liquidation of Acquired Fund, all upon and subject to the terms hereinafter set forth (the “Reorganization”).

In the course of the Reorganization, Class I shares of Acquiring Fund will be distributed to Acquired Fund shareholders as follows: each holder of Acquired Fund shares will be entitled to receive the number of Class I shares of Acquiring Fund (the “Corresponding Shares”) having the same aggregate net asset value as the aggregate net asset value of such shareholder’s Class I shares in Acquired Fund immediately prior to the Reorganization. In consideration therefor, on the Exchange Date (as defined below), Acquiring Fund shall acquire substantially all of Acquired Fund’s assets and assume substantially all of Acquired Fund’s obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

As promptly as practicable after the consummation of the Reorganization, Acquired Fund shall be terminated as a series of the Mercury Trust.

AGREEMENT

In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Acquiring Fund and Acquired Fund hereby agree as follows:

1. Representations and Warranties of Acquiring Fund.

The Company, on behalf of Acquiring Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquired Fund, that:

(a) Acquiring Fund is a series of the Company, a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Acquiring Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Company is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company (File No. 811-3290), and such registration has not been revoked or rescinded and is in full force and effect. The Company, on behalf of Acquiring Fund, has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since inception of Acquiring Fund and intends that Acquiring Fund continue to so qualify after consummation of the Reorganization and thereafter.

(c) An unaudited statement of assets and liabilities of Acquiring Fund and an unaudited schedule of investments of Acquiring Fund, each as of the Valuation Time (defined below), will be furnished to Acquired Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares

1-1

of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(d) Acquired Fund has been furnished with the Company’s prospectus and statement of additional information, each dated May 1, 2003, as amended on September 2, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(e) The Company, with respect to Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Directors of the Company, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(f) There are no material legal, administrative or other proceedings involving Acquiring Fund pending or, to the knowledge of the Company, threatened against the Company which assert liability on the part of Acquiring Fund or which materially affect the Company’s or Acquiring Fund’s financial condition or its ability to consummate the Reorganization. Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(g) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(h) There are no material contracts outstanding to which the Company, on behalf of Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Acquired Fund prior to the Valuation Time.

(i) Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Acquiring Fund’s most recent annual report to shareholders; and those incurred in connection with the Reorganization. As of the Valuation Time, Acquiring Fund will advise Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement filed by the Company on Form N-14 relating to the shares of Acquiring Fund to be issued pursuant to this Agreement, which includes the proxy statement of Acquired Fund and the prospectus of Acquiring Fund with respect to the transaction contemplated herein, and any supplement or amendment thereto or to the documents therein (the “N-14 Registration Statement”), on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and at the Exchange Date, insofar as it relates to Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Company, with respect to Acquiring Fund, for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

1-2

(l) Acquiring Fund is authorized to issue 100,000,000 Class I shares, 100,000,000 Class II shares and 100,000,000 Class III shares of common stock, par value $.10 per share.

(m) The Class I shares of Acquiring Fund to be issued to Acquired Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(n) At or prior to the Exchange Date, Acquiring Fund will have obtained any and all regulatory, Company and shareholder approvals necessary to issue the Class I shares of Acquiring Fund to Acquired Fund.

2. Representations and Warranties of Acquired Fund.

The Mercury Trust, on behalf of Acquired Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquiring Fund, that:

(a) Acquired Fund is a series of the Mercury Trust, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Acquired Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Mercury Trust is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-8163), and such registration has not been revoked or rescinded and is in full force and effect. The Mercury Trust, on behalf of Acquired Fund, has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since inception of Acquired Fund, and intends that Acquired Fund continue to so qualify for its taxable year ending on the Exchange Date.

(c) As used in this Agreement, the term “Investments” shall mean (i) the investments of Acquired Fund shown on the schedule of its investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to Acquiring Fund, and (ii) all other assets owned by Acquired Fund or liabilities incurred as of the Valuation Time.

(d) The Mercury Trust, with respect to Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Board of Trustees of the Mercury Trust, and, subject to its approval by the shareholders of Acquired Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) Acquiring Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquired Fund, each as of December 31, 2002, said financial statements having been audited by Ernst & Young LLP, independent accountants. An unaudited statement of assets and liabilities of Acquired Fund and an unaudited schedule of investments of Acquired Fund, each as of the Valuation Time, will be furnished to Acquiring Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquired Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(f) Acquiring Fund has been furnished with the Mercury Trust’s prospectus and statement of additional information, each dated May 1, 2003, as amended on September 2, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(g) There are no material legal, administrative or other proceedings involving Acquired Fund pending or, to the knowledge of the Mercury Trust, threatened against the Mercury Trust which assert liability on the part of Acquired Fund or which materially affect the Mercury Trust’s or Acquired Fund’s financial condition or its ability to consummate the Reorganization. Acquired Fund is not charged with or, to the best of its

1-3

knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) There are no material contracts outstanding to which the Mercury Trust, on behalf of Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Acquiring Fund prior to the Valuation Time.

(i) The Mercury Trust is not a party to or obligated under any provision of the Mercury Trust’s Declaration of Trust, as amended, its by-laws or any contract or other commitment or obligation, nor is it subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(j) Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since its most recent annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Acquired Fund will advise Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(k) The Mercury Trust, on behalf of Acquired Fund, has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

(l) At both the Valuation Time and the Exchange Date, the Mercury Trust, on behalf of Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Exchange Date, subject only to the delivery of the Investments as contemplated by this Agreement, Acquired Fund will have good and marketable title to all of the Investments, and the Company, on behalf of Acquiring Fund, will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

(m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state laws.

(n) The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and on the Exchange Date, insofar as it relates to Acquired Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Company, with respect to Acquired Fund, for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

(o) Acquired Fund is authorized to issue an unlimited number of shares of beneficial interest.

(p) The Mercury Trust, on behalf of Acquired Fund, will not sell or otherwise dispose of any of the Corresponding Shares of Acquiring Fund to be received in the Reorganization, except in distribution to the shareholders of Acquired Fund.

1-4

3. The Reorganization.

(a) Subject to receiving the requisite approval of the shareholders of Acquired Fund, and to the other terms and conditions contained herein, the Mercury Trust, on behalf of Acquired Fund, agrees to convey, transfer and deliver to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees to acquire from Acquired Fund, on the Exchange Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments) of Acquired Fund, and assume substantially all of the liabilities of Acquired Fund, in exchange solely for that number of Class I shares of Acquiring Fund provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Exchange Date, the Mercury Trust, on behalf of Acquired Fund, will distribute all Class I shares of Acquiring Fund received by it to the Class I shareholders of Acquired Fund in exchange for their Class I shares of Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the Company, with respect to Acquiring Fund, in the amounts due the shareholders of Acquired Fund based on their respective holdings in Acquired Fund as of the Valuation Time.

(b) The Mercury Trust, on behalf of Acquired Fund, will pay or cause to be paid to Acquiring Fund any interest or dividends it receives on or after the Exchange Date with respect to the Investments transferred to Acquired Fund hereunder.

(c) The Valuation Time shall be 4:00 p.m., Eastern time, on November 21, 2003, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(d) Acquiring Fund will acquire substantially all of the assets of, and assume substantially all of the known liabilities of, Acquired Fund, except that recourse for such liabilities will be limited to the net assets of Acquired Fund acquired by Acquiring Fund. The known liabilities of Acquired Fund as of the Valuation Time shall be confirmed in writing to Acquiring Fund by Acquired Fund pursuant to Section 2(k) of this Agreement.

(e) The Mercury Trust will terminate Acquired Fund as a series of the Mercury Trust following the Exchange Date.

4. Issuance and Valuation of Shares of Acquiring Fund in the Reorganization.

Full Class I shares of Acquiring Fund and, to the extent necessary, fractional Class I shares of Acquiring Fund, of an aggregate net asset value equal to the net asset value, determined as hereinafter provided, of the assets of Acquired Fund acquired by Acquiring Fund in accordance herewith, reduced by the amount of liabilities of Acquired Fund assumed by Acquiring Fund in accordance herewith, shall be issued by the Company, on behalf of Acquiring Fund, in exchange for such assets of Acquired Fund. The net asset value of Acquired Fund shall be determined in accordance with the procedures described in the Company’s prospectus under “How Shares are Priced.” Acquired Fund shall distribute the Class I shares of Acquiring Fund to its Class I shareholders and Acquiring Fund will open new accounts on its books in the names of the shareholders of Acquired Fund and transfer to those shareholders’ accounts the Class I shares of Acquiring Fund representing such shareholders’ interest previously credited to the account of Acquired Fund.

5. Payment of Expenses.

(a) The legal expenses associated with the Reorganization will be paid by the Acquired Fund as of the Valuation Time. Fund Asset Management, L.P., the Acquired Fund’s investment adviser, has agreed to pay all of the other expenses incurred in connection with the Reorganization.

(b) If the Reorganization is not approved, FAM has agreed to pay all the expenses incurred in connection with the Reorganization.

(c) If, for any reason, the Reorganization is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of Acquiring Fund and Acquired Fund.

(a) The Mercury Trust, on behalf of Acquired Fund, agrees to call a special meeting of the shareholders of Acquired Fund to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon shall have approved this Agreement at such meeting at or prior to the Valuation Time.

1-5

(b) The Mercury Trust, on behalf of Acquired Fund, covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Exchange Date.

(c) The Mercury Trust agrees that following the consummation of the Reorganization, it will terminate Acquired Fund as a series of the Mercury Trust, and will not make any distributions of the Corresponding Shares other than to the shareholders of Acquired Fund and without first paying or adequately providing for the payment of all of Acquired Fund’s liabilities not assumed by Acquiring Fund, if any.

(d) The Company will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. The Mercury Trust and the Company agree that the Funds will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

(e) The Company, with respect to Acquiring Fund, has no plan or intention to sell or otherwise dispose of the assets of Acquired Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

(f) The Mercury Trust, with respect to Acquired Fund, agrees that, by the Exchange Date, all of the Federal and other tax returns and reports required to be filed with respect to the Fund on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Mercury Trust, with respect to Acquired Fund and the Company, with respect to Acquiring Fund, agree that the Fund will cooperate with the other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Company, with respect to Acquiring Fund, agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Acquired Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Mercury Trust, on behalf of Acquired Fund, shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Acquired Fund with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by Acquired Fund to the extent such expenses have been accrued by Acquired Fund in the ordinary course without regard to the Reorganization.

(g) The Mercury Trust, on behalf of Acquired Fund, agrees to mail to each shareholder of record of Acquired Fund entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(h) Following the consummation of the Reorganization, the Company, with respect to Acquiring Fund, expects to operate as a diversified, open-end management investment company registered under the 1940 Act.

7. Exchange Date.

(a) Delivery of the assets of Acquired Fund to be transferred, together with any other Investments, and the Corresponding Shares to be issued, shall be made at the offices of Clifford Chance US LLP, 200 Park Avenue, New York, New York 10166, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Acquired Fund and Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.” To the extent that any Investments, for any reason, are not transferable on the Exchange Date, the Mercury Trust, on behalf of Acquired Fund, shall cause such Investments to be transferred to Acquiring Fund’s account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

1-6

(b) As soon as practicable after the close of business on the Exchange Date, Acquired Fund shall deliver to the Company, on behalf of Acquiring Fund, a list of the names and addresses of all of the shareholders of record of Acquired Fund on the Exchange Date and the number of shares of Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the transfer agent for Acquired Fund or by the President of Acquired Fund.

8. Acquired Fund Conditions.

The obligations of the Mercury Trust, with respect to Acquired Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Mercury Trust and by the affirmative vote of the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Company, on behalf of Acquiring Fund, shall have delivered to Acquired Fund a copy of the resolutions approving this Agreement adopted by the Board of Directors of the Company, certified by the Secretary of the Company.

(b) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a statement of Acquiring Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Acquiring Fund’s behalf by the Company’s President (or any Vice President) and its Treasurer.

(c) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a certificate signed by the Company’s President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Company, on behalf of Acquiring Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Mercury Trust, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, as counsel to Acquiring Fund, in form and substance satisfactory to the Mercury Trust, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) the Company is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of Acquiring Fund to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and fully paid and nonassessable shares of Acquiring Fund, and no shareholder of Acquiring Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation or by-laws of the Company or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of Acquiring Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Articles of Incorporation or by-laws of the Company, or any agreement (known to such counsel) to which the Company is a party or by which the Company is bound; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States Federal court, Maryland state court or governmental authority is required for the consummation by the Company, on behalf of Acquiring Fund, of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (vi) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder;

1-7

(vii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (viii) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (ix) to the knowledge of such counsel, the Company, on behalf of Acquiring Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquiring Fund or its shareholders; (x) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; (xi) all corporate actions required to be taken by the Company to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of the Company, on behalf of Acquiring Fund; and (xii) such opinion is solely for the benefit of Acquired Fund and the Trustees and officers of the Mercury Trust. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquiring Fund or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance US LLP may state that it is relying on certificates of officers of the Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquiring Fund and on an opinion of Sidley Austin Brown & Wood LLP as to Maryland law.

(f) That the Mercury Trust, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, to the effect that for Federal income tax purposes (i) the transfer of substantially all of the Investments of Acquired Fund to Acquiring Fund in exchange solely for Class I shares of Acquiring Fund as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Company, on behalf of each Fund, will be deemed to be a “party” to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by Acquired Fund as a result of the asset transfer solely in exchange for Class I shares of Acquiring Fund or on the distribution of the Class I shares of Acquiring Fund to the shareholders of Acquired Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Fund on the receipt of assets of Acquired Fund in exchange for Class I shares of Acquiring Fund; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Acquired Fund on the receipt of the Class I shares of Acquiring Fund in exchange for the shares of Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of Acquired Fund in the hands of Acquiring Fund will be the same as the tax basis of such assets in the hands of Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Class I shares of Acquiring Fund received by the shareholders of Acquired Fund in the Reorganization will be equal to the tax basis of the shares of Acquired Fund surrendered in exchange therefor; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Class I shares of Acquiring Fund will be determined by including the period for which such shareholder held the shares of Acquired Fund exchanged therefor, provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Acquiring Fund’s holding period with respect to the assets of Acquired Fund transferred will include the period for which such assets were held by Acquired Fund; and (ix) the taxable year of Acquired Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a)

1-8

of the Code and regulations thereunder, Acquiring Fund will succeed to and take into account certain tax attributes of Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

(g) That all proceedings taken by the Company, on behalf of Acquiring Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Mercury Trust, on behalf of Acquired Fund.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Mercury Trust, be contemplated by the Commission.

(i) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquiring Fund or would prohibit the Reorganization.

9. Acquiring Fund Conditions.

The obligations of the Company, with respect to Acquiring Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Mercury Trust and by the affirmative vote of the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Mercury Trust, on behalf of Acquired Fund, shall have delivered to Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the Mercury Trust and the minutes of the shareholders meeting, each certified by the Secretary of the Mercury Trust.

(b) That the Mercury Trust, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Acquired Fund’s behalf by the Mercury Trust’s President (or any Vice President) and the Mercury Trust’s Treasurer, and a certificate signed by the Mercury Trust’s President (or any Vice President) and the Mercury Trust’s Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquired Fund since the date of Acquired Fund’s most recent annual report to shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

(c) That the Mercury Trust, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a certificate signed by the Mercury Trust’s President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Mercury Trust, on behalf of Acquired Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Mercury Trust, on behalf of Acquired Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance US LLP, as counsel to Acquired Fund, in form satisfactory to the Company, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) upon consummation of the Reorganization in accordance with the terms of this Agreement, Acquired Fund will have duly transferred its assets and liabilities in accordance with this Agreement; (ii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (iii) the proxy statement of Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates,

1-9

appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder insofar as those requirements relate to information regarding Acquired Fund; (iv) insofar as those requirements relate to information regarding Acquired Fund, the descriptions in the proxy statement contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of Acquired Fund of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) to the knowledge of such counsel, the Mercury Trust, on behalf of Acquired Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquired Fund or its shareholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Mercury Trust, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; and (viii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance US LLP may state that it is relying on certificates of officers of the Mercury Trust with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquired Fund and on an opinion of Bingham McCutchen LLP as to Massachusetts law.

(f) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Bingham McCutchen LLP, as Massachusetts counsel to Acquired Fund, in form and substance satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) the Mercury Trust is a business trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) this Agreement has been duly authorized, executed and delivered by Acquired Fund and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Massachusetts law or the Mercury Trust’s Declaration of Trust or by-laws or any agreement (known to such counsel) to which the Mercury Trust is a party or by which the Mercury Trust is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (iv) the Mercury Trust, on behalf of Acquired Fund, has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, the Mercury Trust, on behalf of Acquired Fund, will have duly transferred such assets in accordance with this Agreement; (v) to the best of such counsel’s knowledge, no filing or registration with, or consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by the Mercury Trust, on behalf of Acquired Fund, of the Reorganization, except such as have been obtained from the Board of Trustees of the Mercury Trust and shareholders of Acquired Fund and such as may be required under Massachusetts state securities law; (vi) all actions required to be taken by the Mercury Trust, on behalf of Acquired Fund, to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of the Mercury Trust; and (vii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. In giving the opinion set forth above,

1-10

Bingham McCutchen LLP may state that it is relying on certificates of officers of the Mercury Trust with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the valid existence and the good standing of the Mercury Trust.

(g) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance US LLP with respect to the matters specified in Section 8(f) of this Agreement.

(h) That the Company, on behalf of Acquiring Fund, shall have received from Ernst & Young LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Company, on behalf of Acquiring Fund, to the effect that (i) they are independent auditors with respect to the Mercury Trust, on behalf of Acquired Fund, within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Acquiring Fund and Acquired Fund, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Acquired Fund or from schedules prepared by officials of Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(i) That the Investments to be transferred to Acquiring Fund shall not include any assets or liabilities which Acquiring Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

(j) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Mercury Trust on behalf of Acquired Fund, be contemplated by the Commission.

(k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquired Fund or would prohibit the Reorganization.

(l) That all proceedings taken by the Mercury Trust, on behalf of Acquired Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Company, on behalf of Acquiring Fund.

(m) That prior to the Exchange Date, the Mercury Trust, on behalf of Acquired Fund, shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

1-11

10. Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by a vote of a majority of the Board of Directors of the Company; (ii) by a majority of the Board of Trustees of the Mercury Trust; (iii) by the Mercury Trust, on behalf of Acquired Fund, if any condition of Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iv) by the Company, on behalf of Acquiring Fund, if any condition of Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2004, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board of Directors of the Company and the Board of Trustees of the Mercury Trust.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Mercury Trust, with respect to Acquired Fund, or the Company, with respect to Acquiring Fund, or the Board of Trustees of the Mercury Trust, the Board of Directors of the Company, or any of the Mercury Trust’s or Company’s officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Mercury Trust or the Board of Directors of the Company, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Funds, on behalf of which such action is taken. In addition, the Board of Trustees of the Mercury Trust and the Board of Directors of the Company have delegated to Fund Asset Management, L.P. and Merrill Lynch Investment Managers, L.P., respectively, the ability to make non-material changes to the transaction if they deem it to be in the best interests of Acquired Fund and Acquiring Fund, respectively, to do so.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Acquired Fund nor Acquiring Fund nor any of the officers, trustees, directors, agents or shareholders of the Company and Mercury Trust shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, trustee, director, agent or shareholder of the Mercury Trust, the Company, the Acquiring Fund or the Acquired Fund, as the case may be, against any liability to the entity for which that officer, trustee, director, agent or shareholder so acts or to which that officer, trustee, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Mercury Trust and the Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares of Acquiring Fund to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Company promptly shall call a special meeting of shareholders of Acquired Fund at which such conditions so imposed shall be submitted for approval.

11. Other Matters.

(a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any Corresponding Shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Company, on behalf of Acquiring Fund, will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH VARIABLE SERIES FUNDS, INC., ON BEHALF OF

1-12

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, will issue stop transfer instructions to the Company’s transfer agent with respect to such shares. The Mercury Trust, on behalf of Acquired Fund, will provide Acquiring Fund on the Exchange Date with the name of any shareholder of Acquired Fund who is, to the knowledge of Acquired Fund, an affiliate of Acquired Fund on such date.

(b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to the Mercury Trust, on behalf of Acquired Fund at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Stephen M. Benham, Secretary; or the Company, on behalf of Acquiring Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Stephen M. Benham, Secretary.

(d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

(e) This Agreement has been executed on behalf of the Acquired Fund by the undersigned officer of the Acquired Fund in his capacity as an officer of the Acquired Fund. The obligations of this Agreement with respect to the Acquired Fund shall only be binding upon the assets and property of the Acquired Fund and shall not be binding upon any Trustee of the Mercury Trust or any officer or shareholder of the Acquired Fund individually.

(f) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

1-13

MERRILL LYNCH VARIABLE SERIES FUNDS, INC., ON BEHALF OF MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

MERCURY VARIABLE TRUST, ON BEHALF OF MERCURY INTERNATIONAL VALUE V.I. FUND

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

1-14

EXHIBIT 2

AGREEMENT AND PLAN OF REORGANIZATION

(LARGE CAP GROWTH REORGANIZATION)

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of the 14th day of October, 2003, by and between Merrill Lynch Variable Series Funds, Inc. (the “Company”), on behalf of Merrill Lynch Large Cap Growth V.I. Fund (“Acquiring Fund”), and Mercury V.I. Funds, Inc. (the “Mercury Company”), on behalf of Merrill Lynch Large Cap Growth V.I. Fund (“Acquired Fund” and, together with Acquiring Fund, the “Funds”). The Company is a Maryland corporation and Acquiring Fund is a series of the Company. The Mercury Company is a Maryland corporation and Acquired Fund is a series of the Mercury Company.

PLAN OF REORGANIZATION

The reorganization will comprise the acquisition by Acquiring Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of Acquired Fund in exchange solely for an equal aggregate value of newly-issued Class I shares of common stock, with a par value of $.10 per share, of Acquiring Fund and the subsequent distribution of Corresponding Shares (as defined below) of Acquiring Fund to the shareholders of Acquired Fund in exchange for their shares of beneficial interest of Acquired Fund, in liquidation of Acquired Fund, all upon and subject to the terms hereinafter set forth (the “Reorganization”).

In the course of the Reorganization, Class I shares of Acquiring Fund will be distributed to Acquired Fund shareholders as follows: each holder of Acquired Fund shares will be entitled to receive the number of Class I shares of Acquiring Fund (the “Corresponding Shares”) having the same aggregate net asset value as the aggregate net asset value of such shareholder’s Class A shares in Acquired Fund immediately prior to the Reorganization. In consideration therefor, on the Exchange Date (as defined below), Acquiring Fund shall acquire substantially all of Acquired Fund’s assets and assume substantially all of Acquired Fund’s obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

As promptly as practicable after the consummation of the Reorganization, Acquired Fund shall be terminated as a series of the Mercury Company.

AGREEMENT

In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Acquiring Fund and Acquired Fund hereby agree as follows:

1. Representations and Warranties of Acquiring Fund.

The Company, on behalf of Acquiring Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquired Fund, that:

(a) Acquiring Fund is a series of the Company, a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Acquiring Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Company is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company (File No. 811-3290), and such registration has not been revoked or rescinded and is in full force and effect. The Company, on behalf of Acquiring Fund, has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since inception of Acquiring Fund and intends that Acquiring Fund continue to so qualify after consummation of the Reorganization.

(c) An unaudited statement of assets and liabilities of Acquiring Fund and an unaudited schedule of investments of Acquiring Fund, each as of the Valuation Time (defined below), will be furnished to Acquired Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares

2-1

of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(d) Acquired Fund has been furnished with the Company’s prospectus and statement of additional information, each dated May 1, 2003, as amended on September 2, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(e) The Company, with respect to Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Directors of the Company, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(f) There are no material legal, administrative or other proceedings involving Acquiring Fund pending or, to the knowledge of the Company, threatened against the Company which assert liability on the part of Acquiring Fund or which materially affect the Company’s or Acquiring Fund’s financial condition or its ability to consummate the Reorganization. Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(g) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(h) There are no material contracts outstanding to which the Company, on behalf of Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Acquired Fund prior to the Valuation Time.

(i) Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Acquiring Fund’s most recent annual report to shareholders; and those incurred in connection with the Reorganization. As of the Valuation Time, Acquiring Fund will advise Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement filed by the Company on Form N-14 relating to the shares of Acquiring Fund to be issued pursuant to this Agreement, which includes the proxy statement of Acquired Fund and the prospectus of Acquiring Fund with respect to the transaction contemplated herein, and any supplement or amendment thereto or to the documents therein (the “N-14 Registration Statement”), on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and at the Exchange Date, insofar as it relates to Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with

2-2

information furnished by the Company, with respect to Acquiring Fund, for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

(l) Acquiring Fund is authorized to issue 100,000,000 Class I shares, 100,000,000 Class II shares and 100,000,000 Class III shares of common stock, par value $.10 per share.

(m) The Class I shares of Acquiring Fund to be issued to Acquired Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(n) At or prior to the Exchange Date, Acquiring Fund will have obtained any and all regulatory, Company and shareholder approvals necessary to issue the Class I shares of Acquiring Fund to Acquired Fund.

2. Representations and Warranties of Acquired Fund.

The Mercury Company, on behalf of Acquired Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquiring Fund, that:

(a) Acquired Fund is a series of the Mercury Company, a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Acquired Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Mercury Company is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-9159), and such registration has not been revoked or rescinded and is in full force and effect. The Mercury Company, on behalf of Acquired Fund, has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since inception of Acquired Fund, and intends that Acquired Fund continue to so qualify for its taxable year ending on the Exchange Date.

(c) As used in this Agreement, the term “Investments” shall mean (i) the investments of Acquired Fund shown on the schedule of its investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to Acquiring Fund, and (ii) all other assets owned by Acquired Fund or liabilities incurred as of the Valuation Time.

(d) The Mercury Company, with respect to Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Board of Directors of the Mercury Company, and, subject to its approval by the shareholders of Acquired Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) Acquiring Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquired Fund, each as of December 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent accountants. An unaudited statement of assets and liabilities of Acquired Fund and an unaudited schedule of investments of Acquired Fund, each as of the Valuation Time, will be furnished to Acquiring Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquired Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(f) Acquiring Fund has been furnished with the Mercury Company’s prospectus and statement of additional information, each dated May 1, 2003, as amended on September 2, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(g) There are no material legal, administrative or other proceedings involving Acquired Fund pending or, to the knowledge of the Mercury Company, threatened against the Mercury Company which assert liability on the part of Acquired Fund or which materially affect the Mercury Company’s or Acquired Fund’s financial

2-3

condition or its ability to consummate the Reorganization. Acquired Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) There are no material contracts outstanding to which the Mercury Company, on behalf of Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Acquiring Fund prior to the Valuation Time.

(i) The Mercury Company is not a party to or obligated under any provision of the Mercury Company’s Articles of Incorporation, as amended, its by-laws or any contract or other commitment or obligation, nor is it subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(j) Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since its most recent annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Acquired Fund will advise Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(k) The Mercury Company, on behalf of Acquired Fund, has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

(l) At both the Valuation Time and the Exchange Date, the Mercury Company, on behalf of Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Exchange Date, subject only to the delivery of the Investments as contemplated by this Agreement, Acquired Fund will have good and marketable title to all of the Investments, and the Company, on behalf of Acquiring Fund, will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

(m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state laws.

(n) The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and on the Exchange Date, insofar as it relates to Acquired Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Company, with respect to Acquired Fund, for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

(o) Acquired Fund is authorized to issue 200,000,000 Class A shares, 200,000,000 Class B shares and 200,000,000 Class III shares of common stock, par value $.0001 per share.

(p) The Mercury Company, on behalf of Acquired Fund, will not sell or otherwise dispose of any of the Corresponding Shares of Acquiring Fund to be received in the Reorganization, except in distribution to the shareholders of Acquired Fund.

2-4

3. The Reorganization.

(a) Subject to receiving the requisite approval of the shareholders of Acquired Fund, and to the other terms and conditions contained herein, the Mercury Company, on behalf of Acquired Fund, agrees to convey, transfer and deliver to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees to acquire from Acquired Fund, on the Exchange Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments) of Acquired Fund, and assume substantially all of the liabilities of Acquired Fund, in exchange solely for that number of Class I shares of Acquiring Fund provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Exchange Date, the Mercury Company, on behalf of Acquired Fund, will distribute all Class I shares of Acquiring Fund received by it to the Class A shareholders of Acquired Fund in exchange for their Class A shares of Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the Company, with respect to Acquiring Fund, in the amounts due the shareholders of Acquired Fund based on their respective holdings in Acquired Fund as of the Valuation Time.

(b) The Mercury Company, on behalf of Acquired Fund, will pay or cause to be paid to Acquiring Fund any interest or dividends it receives on or after the Exchange Date with respect to the Investments transferred to Acquired Fund hereunder.

(c) The Valuation Time shall be 4:00 p.m., Eastern time, on November 21, 2003, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(d) Acquiring Fund will acquire substantially all of the assets of, and assume substantially all of the known liabilities of, Acquired Fund, except that recourse for such liabilities will be limited to the net assets of Acquired Fund acquired by Acquiring Fund. The known liabilities of Acquired Fund as of the Valuation Time shall be confirmed in writing to Acquiring Fund by Acquired Fund pursuant to Section 2(k) of this Agreement.

(e) The Mercury Company will terminate Acquired Fund as a series of the Mercury Company following the Exchange Date.

4. Issuance and Valuation of Shares of Acquiring Fund in the Reorganization.

Full Class I shares of Acquiring Fund and, to the extent necessary, fractional Class I shares of Acquiring Fund, of an aggregate net asset value equal to the net asset value, determined as hereinafter provided, of the assets of Acquired Fund acquired by Acquiring Fund in accordance herewith, reduced by the amount of liabilities of Acquired Fund assumed by Acquiring Fund in accordance herewith, shall be issued by the Company, on behalf of Acquiring Fund, in exchange for such assets of Acquired Fund. The net asset value of Acquired Fund shall be determined in accordance with the procedures described in the Company’s prospectus under “How Shares are Priced.” Acquired Fund shall distribute the Class I shares of Acquiring Fund to its Class A shareholders and Acquiring Fund will open new accounts on its books in the names of the shareholders of Acquired Fund and transfer to those shareholders’ accounts the Class I shares of Acquiring Fund representing such shareholders’ interest previously credited to the account of Acquired Fund.

5. Payment of Expenses.

(a) With respect to expenses incurred in connection with the Reorganization, (i) the Acquired Fund shall pay those expenses incurred that are attributable solely to it and the conduct of its business, and (ii) Fund Asset Management, L.P., the Acquired Fund’s investment adviser, has agreed to pay all of the other expenses incurred in connection with the Reorganization.

(b) If the Reorganization is not approved, these expenses will be paid by FAM.

(c) If, for any reason, the Reorganization is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of Acquiring Fund and Acquired Fund.

(a) The Mercury Company, on behalf of Acquired Fund, agrees to call a special meeting of the shareholders of Acquired Fund to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of Acquired Fund issued and outstanding and entitled to vote thereon shall have approved this Agreement at such meeting at or prior to the Valuation Time.

2-5

(b) The Mercury Company, on behalf of Acquired Fund, covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Exchange Date.

(c) The Mercury Company agrees that following the consummation of the Reorganization, it will terminate Acquired Fund as a series of the Mercury Company, and will not make any distributions of the Corresponding Shares other than to the shareholders of Acquired Fund and without first paying or adequately providing for the payment of all of Acquired Fund’s liabilities not assumed by Acquiring Fund, if any.

(d) The Company will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. The Mercury Company and the Company agree that the Funds will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

(e) The Company, with respect to Acquiring Fund, has no plan or intention to sell or otherwise dispose of the assets of Acquired Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

(f) The Mercury Company, with respect to Acquired Fund, agrees that by the Exchange Date all of the Federal and other tax returns and reports required to be filed with respect to the Fund on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Mercury Company, with respect to Acquired Fund and the Company, with respect to Acquiring Fund, agree that Funds will cooperate with the other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Company, with respect to Acquiring Fund, agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Acquired Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Mercury Company, on behalf of Acquired Fund, shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Acquired Fund with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by Acquired Fund to the extent such expenses have been accrued by Acquired Fund in the ordinary course without regard to the Reorganization.

(g) The Mercury Company, on behalf of Acquired Fund, agrees to mail to each shareholder of record of Acquired Fund entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(h) Following the consummation of the Reorganization, the Company, with respect to Acquiring Fund, expects to operate as a diversified, open-end management investment company registered under the 1940 Act.

7. Exchange Date.

(a) Delivery of the assets of Acquired Fund to be transferred, together with any other Investments, and the Corresponding Shares to be issued, shall be made at the offices of Clifford Chance US LLP, 200 Park Avenue, New York, New York 10166, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Acquired Fund and Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.” To the extent that any Investments, for any reason, are not transferable on the Exchange Date, the Mercury Company, on behalf of Acquired Fund, shall cause such Investments to be transferred to Acquiring Fund’s account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

2-6

(b) As soon as practicable after the close of business on the Exchange Date, Acquired Fund shall deliver to the Company, on behalf of Acquiring Fund, a list of the names and addresses of all of the shareholders of record of Acquired Fund on the Exchange Date and the number of shares of Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the transfer agent for Acquired Fund or by the President of Acquired Fund.

8. Acquired Fund Conditions.

The obligations of the Mercury Company, with respect to Acquired Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors of the Mercury Company and by the affirmative vote of the holders of a majority of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Company, on behalf of Acquiring Fund, shall have delivered to Acquired Fund a copy of the resolutions approving this Agreement adopted by the Board of Directors of the Company, certified by the Secretary of the Company.

(b) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a statement of Acquiring Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Acquiring Fund’s behalf by the Company’s President (or any Vice President) and its Treasurer.

(c) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a certificate signed by the Company’s President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Company, on behalf of Acquiring Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Mercury Company, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, as counsel to Acquiring Fund, in form and substance satisfactory to the Mercury Company, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) the Company is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of Acquiring Fund to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and fully paid and nonassessable shares of Acquiring Fund, and no shareholder of Acquiring Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation or by-laws of the Company or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of Acquiring Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Articles of Incorporation or by-laws of the Company, or any agreement (known to such counsel) to which the Company is a party or by which the Company is bound; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States Federal court, Maryland state court or governmental authority is required for the consummation by the Company, on behalf of Acquiring Fund, of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (vi) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder;

2-7

(vii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (viii) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (ix) to the knowledge of such counsel, the Company, on behalf of Acquiring Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquiring Fund or its shareholders; (x) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; (xi) all corporate actions required to be taken by the Company to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of the Company, on behalf of Acquiring Fund; and (xii) such opinion is solely for the benefit of Acquired Fund and the Directors and officers of the Mercury Company. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquiring Fund or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance US LLP may state that it is relying on certificates of officers of the Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquiring Fund and on an opinion of Sidley Austin Brown & Wood LLP as to Maryland law.

(f) That the Mercury Company, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, to the effect that for Federal income tax purposes (i) the transfer of substantially all of the Investments of Acquired Fund to Acquiring Fund in exchange solely for Class I shares of Acquiring Fund as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Company, on behalf of each Fund, will be deemed to be a “party” to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by Acquired Fund as a result of the asset transfer solely in exchange for Class I shares of Acquiring Fund or on the distribution of the Class I shares of Acquiring Fund to the shareholders of Acquired Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Fund on the receipt of assets of Acquired Fund in exchange for Class I shares of Acquiring Fund; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Acquired Fund on the receipt of the Class I shares of Acquiring Fund in exchange for the shares of Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of Acquired Fund in the hands of Acquiring Fund will be the same as the tax basis of such assets in the hands of Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Class I shares of Acquiring Fund received by the shareholders of Acquired Fund in the Reorganization will be equal to the tax basis of the shares of Acquired Fund surrendered in exchange therefor; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Class I shares of Acquiring Fund will be determined by including the period for which such shareholder held the shares of Acquired Fund exchanged therefor, provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Acquiring Fund’s holding period with respect to the assets of Acquired Fund transferred will include the period for which such assets were held by Acquired Fund; and (ix) the taxable year of Acquired Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a)

2-8

of the Code and regulations thereunder, Acquiring Fund will succeed to and take into account certain tax attributes of Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

(g) That all proceedings taken by the Company, on behalf of Acquiring Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Mercury Company, on behalf of Acquired Fund.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Mercury Company, be contemplated by the Commission.

(i) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquiring Fund or would prohibit the Reorganization.

9. Acquiring Fund Conditions.

The obligations of the Company, with respect to Acquiring Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors of the Mercury Company and by the affirmative vote of the holders of a majority of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Mercury Company, on behalf of Acquired Fund, shall have delivered to Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Directors of the Mercury Company and the minutes of the shareholders meeting, each certified by the Secretary of the Mercury Company.

(b) That the Mercury Company, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Acquired Fund’s behalf by the Mercury Company’s President (or any Vice President) and the Mercury Company’s Treasurer, and a certificate signed by the Mercury Company’s President (or any Vice President) and the Mercury Company’s Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquired Fund since the date of Acquired Fund’s most recent annual report to shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

(c) That the Mercury Company, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a certificate signed by the Mercury Company’s President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Mercury Company, on behalf of Acquired Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Mercury Company, on behalf of Acquired Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Shearman & Sterling LLP, as counsel to Acquired Fund, in form satisfactory to the Company, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) upon consummation of the Reorganization in accordance with the terms of this Agreement, Acquired Fund will have duly transferred its assets and liabilities in accordance with this Agreement; (ii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (iii) the proxy statement of Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective

2-9

dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder insofar as those requirements relate to information regarding Acquired Fund; (iv) insofar as those requirements relate to information regarding Acquired Fund, the descriptions in the proxy statement contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of Acquired Fund of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) to the knowledge of such counsel, the Mercury Company, on behalf of Acquired Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquired Fund or its shareholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Mercury Company, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; and (viii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Shearman & Sterling LLP may state that it is relying on certificates of officers of the Mercury Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquired Fund and on an opinion of Sidley Austin Brown & Wood LLP as to Maryland law.

(f) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Sidley Austin Brown & Wood LLP, as Maryland counsel to Acquired Fund, in form and substance satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) the Mercury Company is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) this Agreement has been duly authorized, executed and delivered by Acquired Fund and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Mercury Company’s Articles of Incorporation or by-laws or any agreement (known to such counsel) to which the Mercury Company is a party or by which the Mercury Company is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (iv) the Mercury Company, on behalf of Acquired Fund, has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, the Mercury Company, on behalf of Acquired Fund, will have duly transferred such assets in accordance with this Agreement; (v) to the best of such counsel’s knowledge, no filing or registration with, or consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by the Mercury Company, on behalf of Acquired Fund, of the Reorganization, except such as have been obtained from the Board of Directors of the Mercury Company and shareholders of Acquired Fund and such as may be required under Maryland state securities law; (vi) all actions required to be taken by the Mercury Company, on behalf of Acquired Fund, to authorize this Agreement and to effect the Reorganization have been duly authorized by

2-10

all necessary actions on the part of the Mercury Company; and (vii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that it is relying on certificates of officers of the Mercury Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the valid existence and the good standing of the Mercury Company.

(g) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance US LLP with respect to the matters specified in Section 8(f) of this Agreement.

(h) That the Company, on behalf of Acquiring Fund, shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Company, on behalf of Acquiring Fund, to the effect that (i) they are independent public accountants with respect to the Mercury Company, on behalf of Acquired Fund, within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Acquiring Fund and Acquired Fund, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Acquired Fund or from schedules prepared by officials of Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(i) That the Investments to be transferred to Acquiring Fund shall not include any assets or liabilities which Acquiring Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

(j) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Mercury Company on behalf of Acquired Fund, be contemplated by the Commission.

(k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquired Fund or would prohibit the Reorganization.

(l) That all proceedings taken by the Mercury Company, on behalf of Acquired Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Company, on behalf of Acquiring Fund.

(m) That prior to the Exchange Date, the Mercury Company, on behalf of Acquired Fund, shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

2-11

10. Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by a vote of a majority of the Board of Directors of the Company; (ii) by a majority of the Board of Directors of the Mercury Company; (iii) by the Mercury Company, on behalf of Acquired Fund, if any condition of Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iv) by the Company, on behalf of Acquiring Fund, if any condition of Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2004, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board of Directors of the Company and the Board of Directors of the Mercury Company.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Mercury Company, with respect to Acquired Fund, or the Company, with respect to Acquiring Fund, or the Board of Directors of the Mercury Company, the Board of Directors of the Company, or any of the Mercury Company’s or Company’s officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of the Mercury Company or the Board of Directors of the Company, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Funds, on behalf of which such action is taken. In addition, the Board of Directors of the Mercury Company and the Board of Directors of the Company have delegated to Fund Asset Management, L.P. and Merrill Lynch Investment Managers, L.P., respectively, the ability to make non-material changes to the transaction if they deem it to be in the best interests of Acquired Fund and Acquiring Fund, respectively, to do so.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Acquired Fund nor Acquiring Fund nor any of the officers, trustees, directors, agents or shareholders of the Company and Mercury Company shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, trustee, director, agent or shareholder of the Mercury Company, the Company, the Acquiring Fund or the Acquired Fund, as the case may be, against any liability to the entity for which that officer, trustee, director, agent or shareholder so acts or to which that officer, trustee, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Mercury Company and the Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares of Acquiring Fund to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Company promptly shall call a special meeting of shareholders of Acquired Fund at which such conditions so imposed shall be submitted for approval.

11. Other Matters.

(a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any Corresponding Shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Company, on behalf of Acquiring Fund, will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH VARIABLE SERIES FUNDS, INC., ON BEHALF OF

2-12

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, will issue stop transfer instructions to the Company’s transfer agent with respect to such shares. The Mercury Company, on behalf of Acquired Fund, will provide Acquiring Fund on the Exchange Date with the name of any shareholder of Acquired Fund who is, to the knowledge of Acquired Fund, an affiliate of Acquired Fund on such date.

(b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to the Mercury Company, on behalf of Acquired Fund at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Stephen M. Benham, Secretary; or the Company, on behalf of Acquiring Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Stephen M. Benham, Secretary.

(d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

2-13

MERRILL LYNCH VARIABLE SERIES FUNDS, INC., ON BEHALF OF MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

MERCURY V.I. FUNDS, INC., ON BEHALF OF MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

2-14

EXHIBIT 3

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

(VARIABLE SERIES REORGANIZATIONS)

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of the 14th day of October, 2003, by and between Merrill Lynch Variable Series Funds, Inc. (the “Company”), on behalf of (1) (“Acquiring Fund”), and the Company, on behalf of (2) (“Acquired Fund” and, together with Acquiring Fund, the “Funds”). The Company is a Maryland corporation and each of the Funds is a separate series of the Company.

PLAN OF REORGANIZATION

The reorganization will comprise the acquisition by Acquiring Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of Acquired Fund in exchange solely for an equal aggregate value of newly-issued Class I(3) shares of common stock, with a par value of $.10 per share, of Acquiring Fund and the subsequent distribution of Corresponding Shares (as defined below) of Acquiring Fund to the Class I(3) shareholders of Acquired Fund in exchange for their Class I(3) shares of common stock of Acquired Fund, in liquidation of Acquired Fund, all upon and subject to the terms hereinafter set forth (the “Reorganization”).

In the course of the Reorganization, Class I(3) shares of Acquiring Fund will be distributed to Acquired Fund shareholders as follows: each holder of Acquired Fund Class I(3) shares will be entitled to receive the number of Class I(3) shares of Acquiring Fund (the “Corresponding Shares”) having the same aggregate net asset value as the aggregate net asset value of such shareholder’s Class I(3) shares in Acquired Fund immediately prior to the Reorganization. In consideration therefor, on the Exchange Date (as defined below), Acquiring Fund shall acquire substantially all of Acquired Fund’s assets and assume substantially all of Acquired Fund’s obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

As promptly as practicable after the consummation of the Reorganization, Acquired Fund shall be terminated as a series of the Company.

AGREEMENT

In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Acquiring Fund and Acquired Fund hereby agree as follows:

1. Representations and Warranties of Acquiring Fund.

The Company, on behalf of Acquiring Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquired Fund, that:

(a) Acquiring Fund is a series of the Company, a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Acquiring Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Company is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company (File No. 811-3290), and such registration has not been revoked or rescinded and is in full force and effect. The Company, on behalf of Acquiring Fund, has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since inception of Acquiring Fund and intends that Acquiring Fund continue to so qualify until consummation of the Reorganization and thereafter.

(1)	Insert Merrill Lynch Large Cap Growth V.I. Fund, Merrill Lynch Domestic Money Market V.I. Fund or Merrill Lynch Global Allocation V.I. Fund, as the case may be.
(2)	Insert Merrill Lynch Focus Twenty V.I. Fund, Merrill Lynch Reserve Assets V.I. Fund or Merrill Lynch Developing Capital Markets V.I. Fund, as the case may be.
(3)	Insert Class I and Class II in the case of the Developing Capital Marekts Reorganization.

3-1

(c) Acquired Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquiring Fund, each as of December 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent accountants. An unaudited statement of assets and liabilities of Acquiring Fund and an unaudited schedule of investments of Acquiring Fund, each as of the Valuation Time (defined below), will be furnished to Acquired Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(d) Acquired Fund has been furnished with the Company’s prospectus and statement of additional information, each dated May 1, 2003, as amended on September 2, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(e) The Company, with respect to Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Directors of the Company, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(f) There are no material legal, administrative or other proceedings involving Acquiring Fund pending or, to the knowledge of the Company, threatened against the Company which assert liability on the part of Acquiring Fund or which materially affect the Company’s or Acquiring Fund’s financial condition or its ability to consummate the Reorganization. Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(g) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(h) There are no material contracts outstanding to which the Company, on behalf of Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Acquired Fund prior to the Valuation Time.

(i) Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of Acquiring Fund’s most recent annual report to shareholders; and those incurred in connection with the Reorganization. As of the Valuation Time, Acquiring Fund will advise Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement filed by the Company on Form N-14 relating to the shares of Acquiring Fund to be issued pursuant to this Agreement, which includes the proxy statement of Acquired Fund and the prospectus of Acquiring Fund with respect to the transaction contemplated herein, and any supplement or amendment thereto or to the documents therein (the “N-14 Registration Statement”), on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and at the Exchange Date, insofar as it relates to Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to

3-2

make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Company, with respect to Acquiring Fund, for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

(l) Acquiring Fund is authorized to issue (4) Class I shares, (4) Class II shares and (4) Class III shares of common stock, par value $.10 per share.

(m) The Corresponding Shares to be issued to Acquired Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(n) At or prior to the Exchange Date, Acquiring Fund will have obtained any and all regulatory, Company and shareholder approvals necessary to issue the Corresponding Shares to Acquired Fund.

2. Representations and Warranties of Acquired Fund.

The Company, on behalf of Acquired Fund, represents and warrants to, and agrees with, the Company, on behalf of Acquiring Fund, that:

(a) Acquired Fund is a series of the Company, a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Acquired Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Company is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-3290), and such registration has not been revoked or rescinded and is in full force and effect. The Company, on behalf of Acquired Fund, has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since inception of Acquired Fund, and intends that Acquired Fund continue to so qualify for its taxable year ending on the Exchange Date.

(c) As used in this Agreement, the term “Investments” shall mean (i) the investments of Acquired Fund shown on the schedule of its investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to Acquiring Fund, and (ii) all other assets owned by Acquired Fund or liabilities incurred as of the Valuation Time.

(d) The Company, with respect to Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Board of Directors of the Company, and, subject to its approval by the shareholders of Acquired Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) Acquiring Fund has been furnished with a statement of assets and liabilities and a schedule of investments of Acquired Fund, each as of December 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent accountants. An unaudited statement of assets and liabilities of Acquired Fund and an unaudited schedule of investments of Acquired Fund, each as of the Valuation Time, will be furnished to Acquiring Fund at or prior to the Exchange Date for the purpose of determining the number of Corresponding Shares of Acquiring Fund to be issued pursuant to Section 4 of this Agreement; and each such statement and schedule will fairly present the financial position of Acquired Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

(f) Acquiring Fund has been furnished with the Company’s prospectus and statement of additional information, each dated May 1, 2003, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(4)	Insert 100,000,000 for Merrill Lynch Large Cap Growth V.I. Fund, 1, 300,000,000 for Merrill Lynch Domestic Money Market V.I. Fund and 200,000,000 for Merrill Lynch Global Allocation V.I. Fund.

3-3

(g) There are no material legal, administrative or other proceedings involving Acquired Fund pending or, to the knowledge of the Company, threatened against the Company which assert liability on the part of Acquired Fund or which materially affect the Company’s or Acquired Fund’s financial condition or its ability to consummate the Reorganization. Acquired Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) There are no material contracts outstanding to which the Company, on behalf of Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Acquiring Fund prior to the Valuation Time.

(i) The Company is not a party to or obligated under any provision of the Company’s Articles of Incorporation, as amended, its by-laws or any contract or other commitment or obligation, nor is it subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

(j) Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since its most recent annual report to shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Acquired Fund will advise Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(k) The Company, on behalf of Acquired Fund, has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

(l) At both the Valuation Time and the Exchange Date, the Company, on behalf of Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Exchange Date, subject only to the delivery of the Investments as contemplated by this Agreement, Acquired Fund will have good and marketable title to all of the Investments, and the Company, on behalf of Acquiring Fund, will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

(m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state laws.

(n) The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and on the Exchange Date, insofar as it relates to Acquired Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Company, with respect to Acquired Fund, for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

(o) Acquired Fund is authorized to issue (5) Class I shares, (5) Class II shares and (5) Class III shares of common stock, par value $.10 per share, and each outstanding Class I(3) share is fully paid and nonassessable and has full voting rights.

(5)	Insert 100,000,000 for Merrill Lynch Focus Twenty V.I. Fund, 500,000,000 for Merrill Lynch Reserve Assets V.I. Fund and 100,000,000 for Merrill Lynch Developing Capital Markets V.I. Fund.

3-4

(p) The Company, on behalf of Acquired Fund, will not sell or otherwise dispose of any of the Corresponding Shares to be received in the Reorganization, except in distribution to the shareholders of Acquired Fund.

3. The Reorganization.

Subject to receiving the requisite approval of the shareholders of Acquired Fund, and to the other terms and conditions contained herein, the Company, on behalf of Acquired Fund, agrees to convey, transfer and deliver to Acquiring Fund, and the Company, on behalf of Acquiring Fund, agrees to acquire from Acquired Fund, on the Exchange Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments) of Acquired Fund, and assume substantially all of the liabilities of Acquired Fund, in exchange solely for that number of Class I(3) shares of Acquiring Fund provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Exchange Date, the Company, on behalf of Acquired Fund, will distribute all Class I(3) shares of Acquiring Fund received by it to the Class I(3) shareholders of Acquired Fund in exchange for their Class I(3) shares of Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the Company, with respect to Acquiring Fund, in the amounts due the Class I(3) shareholders of Acquired Fund based on their respective Class I(3) holdings in Acquired Fund as of the Valuation Time.

(a) The Company, on behalf of Acquired Fund, will pay or cause to be paid to Acquiring Fund any interest or dividends it receives on or after the Exchange Date with respect to the Investments transferred to Acquired Fund hereunder.

(b) The Valuation Time shall be 4:00 p.m., Eastern time, on November 21, 2003, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(c) Acquiring Fund will acquire substantially all of the assets of, and assume substantially all of the known liabilities of, Acquired Fund, except that recourse for such liabilities will be limited to the net assets of Acquired Fund acquired by Acquiring Fund. The known liabilities of Acquired Fund as of the Valuation Time shall be confirmed in writing to Acquiring Fund by Acquired Fund pursuant to Section 2(j) of this Agreement.

(d) The Company will terminate Acquired Fund as a series of the Company following the Exchange Date.

4. Issuance and Valuation of Shares of Acquiring Fund in the Reorganization.

Full Class I(3) shares of Acquiring Fund and, to the extent necessary, fractional Class I(3) shares of Acquiring Fund, of an aggregate net asset value equal to the net asset value, determined as hereinafter provided, of the assets of Acquired Fund acquired by Acquiring Fund in accordance herewith, reduced by the amount of liabilities of Acquired Fund assumed by Acquiring Fund in accordance herewith, shall be issued by the Company, on behalf of Acquiring Fund, in exchange for such assets of Acquired Fund. The net asset value of Acquired Fund shall be determined in accordance with the procedures described in the Company’s prospectus under “How Shares are Priced.” Acquired Fund shall distribute the Class I(3) shares of Acquiring Fund to its Class I(3) shareholders and Acquiring Fund will open new accounts on its books in the names of the Class I(3) shareholders of Acquired Fund and transfer to those shareholders’ accounts the Class I(3) shares of Acquiring Fund representing such shareholders’ interest previously credited to the account of Acquired Fund.

5. Payment of Expenses.

(a) With respect to expenses incurred in connection with the Reorganization, Merrill Lynch Investment Managers, L.P., each Fund’s investment adviser, has agreed to pay all such expenses.

(b) If the Reorganization is not approved, these expenses will be allocated pro rata between the Funds according to the net asset value of each Fund on the date of the shareholders meeting referred to in Section 6(a) of this Agreement.

(c) If, for any reason, the Reorganization is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages.

(3)	Insert Class I and Class II in the case of the Developing Capital Markets Reorganization.

3-5

6. Covenants of Acquiring Fund and Acquired Fund.

(a) The Company, on behalf of Acquired Fund, agrees to call a special meeting of the shareholders of Acquired Fund to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon shall have approved this Agreement at such meeting at or prior to the Valuation Time.

(b) The Company, on behalf of each Fund, covenants to operate the business of the Fund as presently conducted between the date hereof and the Exchange Date.

(c) The Company agrees that following the consummation of the Reorganization, it will terminate Acquired Fund as a series of the Company, and will not make any distributions of the Corresponding Shares other than to the shareholders of Acquired Fund and without first paying or adequately providing for the payment of all of Acquired Fund’s liabilities not assumed by Acquiring Fund, if any.

(d) The Company will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. The Company agrees that each Fund will cooperate fully with the other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

(e) The Company, with respect to Acquiring Fund, has no plan or intention to sell or otherwise dispose of the assets of Acquired Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

(f) The Company, with respect to each Fund, agrees that by the Exchange Date all of the Federal and other tax returns and reports required to be filed with respect to each Fund on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Company, with respect to each Fund, agrees that each Fund will cooperate with the other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Company, with respect to Acquiring Fund, agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Acquired Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Company, on behalf of Acquired Fund, shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Acquired Fund with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by Acquired Fund to the extent such expenses have been accrued by Acquired Fund in the ordinary course without regard to the Reorganization.

(g) The Company, on behalf of Acquired Fund, agrees to mail to each shareholder of record of Acquired Fund entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(h) Following the consummation of the Reorganization, the Company, with respect to Acquiring Fund, expects to stay in existence and continue its business as a (6) , open-end management investment company registered under the 1940 Act.

(6)	Insert “diversified” in the case of Merrill Lynch Large Cap Growth V.I. Fund and Merrill Lynch Domestic Money Market V.I. Fund and “non-diversified” in the case of the Merrill Lynch Global Allocation V.I. Fund.

3-6

7. Exchange Date.

(a) Delivery of the assets of Acquired Fund to be transferred, together with any other Investments, and the Corresponding Shares to be issued, shall be made at the offices of Clifford Chance US LLP, 200 Park Avenue, New York, New York 10166, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Acquired Fund and Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.” To the extent that any Investments, for any reason, are not transferable on the Exchange Date, the Company, on behalf of Acquired Fund, shall cause such Investments to be transferred to Acquiring Fund’s account with The Bank of New York at the earliest practicable date thereafter.

(b) As soon as practicable after the close of business on the Exchange Date, Acquired Fund shall deliver to the Company, on behalf of Acquiring Fund, a list of the names and addresses of all of the Class I(3) shareholders of record of Acquired Fund on the Exchange Date and the number of Class I(3) shares of Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the transfer agent for Acquired Fund or by the President of Acquired Fund.

8. Acquired Fund Conditions.

The obligations of the Company, with respect to Acquired Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors of the Company and by the affirmative vote of the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Company, on behalf of Acquiring Fund, shall have delivered to Acquired Fund a copy of the resolutions approving this Agreement adopted by the Board of Directors of the Company, certified by the Secretary of the Company.

(b) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a statement of Acquiring Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Acquiring Fund’s behalf by the Company’s President (or any Vice President) and its Treasurer, and a certificate signed by the Company’s President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquiring Fund since the date of Acquiring Fund’s most recent annual report to shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

(c) That the Company, on behalf of Acquiring Fund, shall have furnished to Acquired Fund a certificate signed by the Company’s President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of the Company, on behalf of Acquiring Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Company, on behalf of Acquiring Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Company, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, as counsel to Acquiring Fund, in form and substance satisfactory to the Company, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) the Company is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of Acquiring Fund to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and fully paid and nonassessable shares of Acquiring Fund, and no shareholder of Acquiring Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation or by-laws of the Company or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of Acquiring Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability

(3)	Insert Class I and Class II in the case of the Developing Capital Markets Reorganization.

3-7

may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Articles of Incorporation or by-laws of the Company, or any agreement (known to such counsel) to which the Company is a party or by which the Company is bound; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States Federal court, Maryland state court or governmental authority is required for the consummation by the Company, on behalf of Acquiring Fund, of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (vi) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder; (vii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (viii) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (ix) to the knowledge of such counsel, the Company, on behalf of Acquiring Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquiring Fund or its shareholders; (x) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; (xi) all corporate actions required to be taken by the Company to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of the Company, on behalf of Acquiring Fund; and (xii) such opinion is solely for the benefit of Acquired Fund and the Directors and officers of the Company. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquiring Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquiring Fund or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance US LLP may state that it is relying on certificates of officers of the Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquiring Fund and on an opinion of Sidley Austin Brown & Wood LLP as to Maryland law.

(f) That the Company, on behalf of Acquired Fund, shall have received an opinion of Clifford Chance US LLP, to the effect that for Federal income tax purposes (i) the transfer of substantially all of the Investments of Acquired Fund to Acquiring Fund in exchange solely for Corresponding Shares of Acquiring Fund as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Company, on behalf of each Fund, will be deemed to be a “party” to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by Acquired Fund as a result of the asset transfer solely in exchange for Corresponding Shares of Acquiring Fund or on the distribution of the Corresponding Shares of Acquiring Fund to the shareholders of Acquired Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Fund on the receipt of assets of Acquired Fund in exchange for Corresponding Shares of Acquiring Fund; (iv) in accordance with Section 354(a)(1) of the

3-8

Code, no gain or loss will be recognized to the shareholders of Acquired Fund on the receipt of the Corresponding Shares of Acquiring Fund in exchange for the shares of Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of Acquired Fund in the hands of Acquiring Fund will be the same as the tax basis of such assets in the hands of Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares of Acquiring Fund received by the shareholders of Acquired Fund in the Reorganization will be equal to the tax basis of the shares of Acquired Fund surrendered in exchange therefor; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares of Acquiring Fund will be determined by including the period for which such shareholder held the shares of Acquired Fund exchanged therefor, provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, Acquiring Fund’s holding period with respect to the assets of Acquired Fund transferred will include the period for which such assets were held by Acquired Fund; and (ix) the taxable year of Acquired Fund will end on the effective date of the Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, Acquiring Fund will succeed to and take into account certain tax attributes of Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

(g) That all proceedings taken by the Company, on behalf of Acquiring Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Company, on behalf of Acquired Fund.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Company, be contemplated by the Commission.

(i) That the Company, on behalf of Acquired Fund, shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Company, on behalf of Acquired Fund, to the effect that (i) they are independent public accountants with respect to the Company within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquiring Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Company responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, or (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements; and (iv) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquiring Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Acquiring Fund or from schedules prepared by officials of the Company having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(j) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquiring Fund or would prohibit the Reorganization.

3-9

9. Acquiring Fund Conditions.

The obligations of the Company, with respect to Acquiring Fund, hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors of the Company and by the affirmative vote of the holders of at least two-thirds of the shares of Acquired Fund issued and outstanding and entitled to vote thereon, and that the Company, on behalf of Acquired Fund, shall have delivered to Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Directors of the Company and the minutes of the shareholders meeting, each certified by the Secretary of the Company.

(b) That the Company, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Acquired Fund’s behalf by the Company’s President (or any Vice President) and the Company’s Treasurer, and a certificate signed by the Company’s President (or any Vice President) and the Company’s Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquired Fund since the date of Acquired Fund’s most recent annual report to shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

(c) That the Company, on behalf of Acquired Fund, shall have furnished to Acquiring Fund a certificate signed by the Company’s President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Company, on behalf of Acquired Fund, made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Company, on behalf of Acquired Fund, has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance US LLP, as counsel to Acquired Fund, in form satisfactory to the Company, on behalf of Acquired Fund, and dated the Exchange Date, to the effect that (i) upon consummation of the Reorganization in accordance with the terms of this Agreement, Acquired Fund will have duly transferred its assets and liabilities in accordance with this Agreement; (ii) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any United States federal court or governmental authority is required for the consummation by Acquired Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (iii) the proxy statement of Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, the 1940 Act and the published rules and regulations of the Commission thereunder insofar as those requirements relate to information regarding Acquired Fund; (iv) insofar as those requirements relate to information regarding Acquired Fund, the descriptions in the proxy statement contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (v) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of Acquired Fund of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vi) to the knowledge of such counsel, the Company, on behalf of Acquired Fund, is not required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where it has so qualified or the failure so to qualify would not have a material adverse effect on Acquired Fund or its shareholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect Acquiring Fund; and (viii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. Such opinion also shall state that (x) while

3-10

such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the proxy statement and prospectus included in the N-14 Registration Statement insofar as it relates to Acquired Fund contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance US LLP may state that it is relying on certificates of officers of the Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of Acquired Fund and on an opinion of Sidley Austin Brown & Wood LLP as to Maryland law.

(f) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Sidley Austin Brown & Wood LLP, as Maryland counsel to Acquired Fund, in form and substance satisfactory to Acquiring Fund and dated the Exchange Date, to the effect that (i) the Company is a corporation with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) this Agreement has been duly authorized, executed and delivered by Acquired Fund and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Company’s Articles of Incorporation or by-laws or any agreement (known to such counsel) to which the Company is a party or by which the Company is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (iv) the Company, on behalf of Acquired Fund, has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, the Company, on behalf of Acquired Fund, will have duly transferred such assets in accordance with this Agreement; (v) to the best of such counsel’s knowledge, no filing or registration with, or consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by the Company, on behalf of Acquired Fund, of the Reorganization, except such as have been obtained from the Board of Directors of the Company and shareholders of Acquired Fund and such as may be required under Maryland state securities law; (vi) all actions required to be taken by the Company, on behalf of Acquired Fund, to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of the Company; and (vii) such opinion is solely for the benefit of Acquiring Fund and the Directors and officers of the Company. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that it is relying on certificates of officers of the Company with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the valid existence and the good standing of the Company.

(g) That the Company, on behalf of Acquiring Fund, shall have received an opinion of Clifford Chance US LLP with respect to the matters specified in Section 8(f) of this Agreement.

(h) That the Company, on behalf of Acquiring Fund, shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to the Company, on behalf of Acquiring Fund, to the effect that (i) they are independent public accountants with respect to the Company, on behalf of Acquired Fund, within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Acquired Fund and Acquiring Fund and described in such letter (but not an examination in

3-11

accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Acquiring Fund and Acquired Fund, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Acquired Fund or from schedules prepared by officials of Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

(i) That the Investments to be transferred to Acquiring Fund shall not include any assets or liabilities which Acquiring Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

(j) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Company on behalf of Acquired Fund, be contemplated by the Commission.

(k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Acquired Fund or would prohibit the Reorganization.

(l) That all proceedings taken by the Company, on behalf of Acquired Fund, and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Company, on behalf of Acquiring Fund.

(m) That prior to the Exchange Date, the Company, on behalf of Acquired Fund, shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

10. Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by a vote of a majority of the Board of Directors of the Company; (ii) by the Company, on behalf of Acquired Fund, if any condition of Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Company, on behalf of Acquiring Fund, if any condition of Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2004, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board of Directors of the Company.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Company, with respect to Acquired Fund or Acquiring Fund, or the Board of Directors of the Company, or any of the Company’s officers, agents or shareholders in respect of this Agreement.

3-12

(d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of the Company, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Funds, on behalf of which such action is taken. In addition, the Board of Directors of the Company has delegated to Merrill Lynch Investment Managers, L.P. the ability to make non-material changes to the transaction if it deems it to be in the best interests of Acquired Fund and Acquiring Fund to do so.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Acquired Fund nor Acquiring Fund nor any of the Company’s officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director, agent or shareholder of the Company, Acquiring Fund or Acquired Fund, as the case may be, against any liability to the entity for which that officer, director, agent or shareholder so acts or to which that officer, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares of Acquiring Fund to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Company promptly shall call a special meeting of shareholders of Acquired Fund at which such conditions so imposed shall be submitted for approval.

11. Other Matters.

(a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any Corresponding Shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Company, on behalf of Acquiring Fund, will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH VARIABLE SERIES FUNDS, INC., ON BEHALF OF [1] (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, will issue stop transfer instructions to the Company’s transfer agent with respect to such shares. The Company, on behalf of Acquired Fund, will provide Acquiring Fund on the Exchange Date with the name of any shareholder of Acquired Fund who is, to the knowledge of Acquired Fund, an affiliate of Acquired Fund on such date.

(b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to the Company, on behalf of Acquired Fund, or the Company, on behalf of Acquiring Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Stephen M. Benham, Secretary.

(1)	Insert MERRILL LYNCH LARGE CAP GROWTH V.I. FUND, MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND or MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND, as the case may be.

3-13

(d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC., on behalf of (1)

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

MERRILL LYNCH VARIABLE SERIES FUNDS, INC., on behalf of (2)

BY:	/S/ DONALD C. BURKE (DONALD C. BURKE, VICE PRESIDENT AND TREASURER)

ATTEST:

/S/ STEPHEN M. BENHAM (STEPHEN M. BENHAM, SECRETARY)

(1)	Insert MERRILL LYNCH LARGE CAP GROWTH V.I. FUND, MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND or MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND, as the case may be.
(2)	Insert MERRILL LYNCH FOCUS TWENTY V.I. FUND, MERRILL LYNCH RESERVE ASSETS V.I. FUND or MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND, as the case may be.

3-14

EXHIBIT 4

ADDITIONAL INFORMATION ABOUT THE COMPANY

HOW TO BUY AND SELL SHARES

The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed. The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than shareholder’s cost, depending in part on the net asset value of such shares at such time.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. Securities held by ML Domestic Money Market and ML Reserve Assets with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then ML Domestic Money Market and ML Reserve Assets amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. ML Domestic Money Market and ML Reserve Assets will seek to maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

ML Domestic Money Market and ML Reserve Assets declare dividends daily and reinvest dividends monthly in additional full and fractional shares of those Funds. ML Focus Twenty, ML Developing Capital Markets, ML International Value, ML Large Cap Growth and ML Global Allocation declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in an Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

4-1

EXHIBIT 5

SECURITY OWNERSHIP OF CERTAIN RECORD OWNERS AND MANAGEMENT

INTERNATIONAL VALUE REORGANIZATION

To the knowledge of Mercury International Value, the following persons or entities owned of record 5% or more of the shares of Mercury International Value outstanding on the Record Date:

Name and Address of Shareholder	Percentage of Mercury International Value Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	78.41%	78.41%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

ML of New York Variable Annuity	6.74%	6.74%
Separate Account A
2 World Financial Center, South Tower, 5th Floor
New York, New York 10080
Attn: Ed Diffin

At the Record Date, the Trustees and officers of the Mercury Trust as a group owned an aggregate of less than 1% of the outstanding shares of Mercury International Value and owned less than 1% of the outstanding shares of common stock of Merrill Lynch & Co. Inc. (“ML & Co.”).

LARGE CAP GROWTH REORGANIZATION

To the knowledge of Large Cap Growth, the following persons or entities owned of record 5% or more of the shares of Large Cap Growth outstanding on the Record Date:

Name and Address of Shareholder	Percentage of Large Cap Growth Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	61.79%	69.81%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Hartford Life and Annuity	9.22%	8.60%
PO Box 2999
Hartford, CT 06104

Merrill Lynch Variable Life	8.62%	8.04%
Separate Account II
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Merrill Lynch Life Insurance Company	6.49%	6.04%
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Merrill Lynch Variable Life	6.08%	5.67%
Separate Account
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

5-1

At the Record Date, the Directors and officers of the Mercury Company as a group owned an aggregate of less than 1% of the outstanding shares of Large Cap Growth and owned less than 1% of the outstanding shares of common stock of ML & Co.

FOCUS TWENTY REORGANIZATION

To the knowledge of ML Focus Twenty, the following persons or entities owned of record 5% or more of the shares of ML Focus Twenty outstanding on the Record Date:

Name and Address of Shareholder	Percentage of ML Focus Twenty Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	89.86%	69.81%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

ML of New York Variable Annuity	6.35%	0.43%
Separate Account A
2 World Financial Center, South Tower, 5th Floor
New York, New York 10080
Attn: Ed Diffin

At the Record Date, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of ML Focus Twenty and owned less than 1% of the outstanding shares of common stock of ML & Co.

RESERVE ASSETS REORGANIZATION

To the knowledge of ML Reserve Assets, the following persons or entities owned of record 5% or more of the shares of ML Reserve Assets outstanding on the Record Date:

Name and Address of Shareholder	Percentage of ML Reserve Assets Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	58.03%	69.11%
Separate Account B
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Merrill Lynch Life Variable Annuity	36.43%	0.88%
Separate Account
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

ML of New York Variable Annuity	5.23%	6.82%
Separate Account B
2 World Financial Center, South Tower, 5th Floor
New York, New York 10080
Attn: Ed Diffin

At the Record Date, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of ML Reserve Assets and owned less than 1% of the outstanding shares of common stock of ML & Co.

5-2

To the knowledge of ML Domestic Money Market, the following persons or entities owned of record 5% or more of the shares of ML Domestic Money Market outstanding on the Record Date:

Name and Address of Shareholder	Percentage of Domestic Money Market Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	69.39%	69.11%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Merrill Lynch Life Variable Annuity	16.85%	16.45%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

ML of New York Variable Annuity	6.86%	6.82%
Separate Account A
2 World Financial Center, South Tower, 5th Floor
New York, New York 10080
Attn: Ed Diffin

At the Record Date, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of ML Domestic Money Market and owned less than 1% of the outstanding shares of common stock of ML & Co.

DEVELOPING CAPITAL MARKETS REORGANIZATION

To the knowledge of ML Developing Capital Markets, the following persons or entities owned of record 5% or more of the shares of ML Developing Capital Markets outstanding on the Record Date:

Name and Address of Shareholder	Percentage of ML Developing Capital Markets Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	54.39%	86.34%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Merrill Lynch Variable Life	13.84%	1.07%
Separate Account II
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

Transamerica Life Insurance Company	9.17%	0.71%
433 Edgewood Road NE
Cedar Rapids, IA 52499

Merrill Lynch Variable Life	9.10%	0.71%
Separate Account
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

At the Record Date, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of ML Developing Capital Markets and owned less than 1% of the outstanding shares of common stock of ML & Co.

5-3

To the knowledge of ML Global Allocation, the following persons or entities owned of record 5% or more of the shares of ML Global Allocation outstanding on the Record Date:

Name and Address of Shareholder	Percentage of ML Global Allocation Owned	Percentage of Combined Fund Owned After Reorganization
Merrill Lynch Life Variable Annuity	89.03%	86.66%
Separate Account A
1300 Merrill Lynch Drive, 2nd Floor
Pennington, NJ 08534
Attn: Ed Diffin

ML of New York Variable Annuity	7.23%	7.08%
Separate Account A
2 World Financial Center, South Tower, 5th Floor
New York, New York 10080
Attn: Ed Diffin

At the Record Date, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of ML Global Allocation and owned less than 1% of the outstanding shares of common stock of ML & Co.

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the Investment Company Act) of the Fund. To the knowledge of each Fund no shareholder beneficially owned, directly or indirectly, more than 25% of any Fund’s voting securities as of the Record Date.

5-4

STATEMENT OF ADDITIONAL INFORMATION

MERCURY VARIABLE TRUST MERCURY INTERNATIONAL VALUE V.I. FUND

MERCURY V.I. FUNDS, INC. MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
MERRILL LYNCH FOCUS TWENTY V.I. FUND
MERRILL LYNCH RESERVE ASSETS V.I. FUND
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND
MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

800 SCUDDERS MILL ROAD PLAINSBORO, NEW JERSEY 08543

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus dated October 15, 2003 of Mercury Variable Trust (the “Mercury Trust”), Mercury V.I. Funds, Inc. (the “Mercury Company”) and Merrill Lynch Variable Series Funds, Inc. (the “Company”), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling (800) MER-FUND, or by writing to the Mercury Trust, the Mercury Company or the Company at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

The Proxy Statement and Prospectus has been filed in connection with proposed reorganizations involving (i) Mercury International Value V.I. Fund (“Mercury International Value”), a series of the Mercury Trust; (ii) Merrill Lynch Large Cap Growth V.I. Fund (“Large Cap Growth”), a series of the Mercury Company; (iii) Merrill Lynch Focus Twenty V.I. Fund (“ML Focus Twenty”), Merrill Lynch Reserve Assets V.I. Fund (“ML Reserve Assets”), Merrill Lynch Developing Capital Markets V.I. Fund (“ML Developing Capital Markets”), Merrill Lynch Domestic Money Market V.I. Fund (“ML Domestic Money Market”), and Merrill Lynch Global Allocation V.I. Fund (“ML Global Allocation”), each a series of the Company; and (iv) Merrill Lynch International Value V.I. Fund (“ML International Value”) and Merrill Lynch Large Cap Growth V.I. Fund (“ML Large Cap Growth”), each a newly created series of the Company. Mercury International Value, Large Cap Growth, ML Focus Twenty, ML Reserve Assets, ML Developing Capital Markets, ML Domestic Money Market and ML Global Allocation are collectively referred to as the “Funds.” Mercury International Value, Large Cap Growth, ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets are collectively referred to as the “Acquired Funds.” ML International Value, ML Large Cap Growth, ML Domestic Money Market and ML Global Allocation are collectively referred to as the “Acquiring Funds.”

Further information about the Company and the Acquiring Funds is contained in the Company’s Statement of Additional Information, dated May 1, 2003, as amended on September 2, 2003 (the “Company’s SAI”), which is incorporated by reference into and accompanies this Statement of Additional Information. Further information about the Acquired Funds is included in the Company’s SAI and the Statements of Additional Information of the Mercury Trust and the Mercury Company, each dated May 1, 2003, as amended on September 2, 2003, which are incorporated by reference into and accompany this Statement of Additional Information.

The Commission maintains a web site (http://www.sec.gov) that contains the prospectus of and the statement of additional information of each of the Mercury Trust, the Mercury Company and the Company, other material incorporated by reference and other information regarding the Funds, the Mercury Trust, the Mercury Company and the Company.

The date of this Statement of Additional Information is October 15, 2003.

TABLE OF CONTENTS

General Information	SAI-2
Financial Statements	SAI-2

GENERAL INFORMATION

(1) Shareholders of Mercury International Value are being asked to approve the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of Mercury International Value by ML International Value, in exchange solely for an equal aggregate value of newly issued Class I shares of ML International Value to be distributed to the Class I shareholders of Mercury International Value (the “International Value Reorganization”);

(2) Shareholders of Large Cap Growth are being asked to approve the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of Large Cap Growth by ML Large Cap Growth, in exchange solely for an equal aggregate value of newly issued Class I shares of ML Large Cap Growth to be distributed to the Class A shareholders of Large Cap Growth (the “Large Cap Growth Reorganization”);

(3) Shareholders of ML Focus Twenty are being asked to approve the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of ML Focus Twenty by ML Large Cap Growth, in exchange solely for an equal aggregate value of newly issued Class I shares of the ML Large Cap Growth to be distributed to the Class I shareholders of ML Focus Twenty (the “Focus Twenty Reorganization”);

(4) Shareholders of ML Reserve Assets are being asked to approve the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of ML Reserve Assets by ML Domestic Money Market, in exchange solely for an equal aggregate value of newly issued Class I shares of ML Domestic Money Market to be distributed to the Class I shareholders of ML Reserve Assets (the “Reserve Assets Reorganization”); and

(5) Shareholders of ML Developing Capital Markets are being asked to approve the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of ML Developing Capital Markets by ML Global Allocation, in exchange solely for an equal aggregate value of newly issued Class I and Class II shares of ML Global Allocation to be distributed to the Class I and Class II shareholders, respectively, of ML Developing Capital Markets (the “Developing Capital Markets Reorganization”).

The International Value Reorganization, the Large Cap Growth Reorganization, the Focus Twenty Reorganization, the Reserve Assets Reorganization and the Developing Capital Markets Reorganization are collectively referred to herein as the “Reorganizations.” The Mercury Company and the Company each is an open-end management investment company organized as a Maryland corporation, and the Mercury Trust is an open-end management investment company organized as a Massachusetts business trust.

A Special Meeting of the shareholders of each Acquired Fund to consider the applicable Reorganization will be held at the offices of Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, November 17, 2003, at the following times:

Acquired Fund	Meeting Time
Mercury International Value	9:00 a.m. Eastern time
Large Cap Growth	9:30 a.m. Eastern time
ML Focus Twenty	10:00 a.m. Eastern time
ML Reserve Assets	10:30 a.m. Eastern time
ML Developing Capital Markets	11:00 a.m. Eastern time

For detailed information about the Reorganizations, shareholders of each Acquired Fund should refer to the Proxy Statement and Prospectus.

FINANCIAL STATEMENTS

Pro forma financial statements reflecting consummation of each of the Focus Twenty Reorganization, Reserve Assets Reorganization and the Developing Capital Markets Reorganization have not been prepared since, as of October 3, 2003, the net asset value of ML Focus Twenty, ML Reserve Assets and ML Developing Capital Markets did not exceed 10% of the net asset value of Large Cap Growth, ML Domestic Money Market and ML Global Allocation, respectively. Pro forma financial statements reflecting consummation of each of the

SAI-2

International Value Reorganization and Large Cap Growth Reorganization have not been prepared because neither ML International Value nor ML Large Cap Growth have any financial history. Rather, ML International Value and ML Large Cap Growth will assume and publish the financial history of Mercury International Value and Large Cap Growth, respectively. Therefore, each such Reorganization can be easily understood and no pro forma adjustments are required.

Mercury International Value and ML International Value

Audited financial statements and accompanying notes of Mercury International Value for the fiscal year ended December 31, 2002 and the independent auditor’s report thereon, dated February 4, 2003, are incorporated herein by reference from the Mercury Trust’s Annual Report to shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Mercury International Value. Unaudited financial statements and accompanying notes of Mercury International Value for the six months ended June 30, 2003 are incorporated herein by reference from the Mercury Trust’s Semi-Annual Report to Shareholders, which is available on request.

As a newly organized series of the Company, ML International Value has no operational history and, therefore, no financial statements.

Large Cap Growth and ML Large Cap Growth

Audited financial statements and accompanying notes of Large Cap Growth for the fiscal year ended December 31, 2002 and the independent auditor’s report thereon, dated February 14, 2003, are incorporated herein by reference from the Mercury Company’s Annual Report to shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Large Cap Growth. Unaudited financial statements and accompanying notes of Large Cap Growth for the six months ended June 30, 2003 are incorporated herein by reference from the Mercury Company’s Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of Large Cap Growth.

As a newly organized series of the Company, ML Large Cap Growth has no operational history and, therefore, no financial statements.

ML Focus Twenty and ML Large Cap Growth

Audited financial statements and accompanying notes of ML Focus Twenty for the fiscal year ended December 31, 2002 and the independent auditor’s report thereon, dated February 14, 2003, are incorporated herein by reference from the Company’s Annual Report to shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Focus Twenty. Unaudited financial statements and accompanying notes of ML Focus Twenty for the six months ended June 30, 2003 are incorporated herein by reference from the Company’s Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Focus Twenty.

As a newly organized series of the Company, ML Large Cap Growth has no operational history and, therefore, no financial statements.

ML Reserve Assets and ML Domestic Money Market

Audited financial statements and accompanying notes of each of ML Reserve Assets and ML Domestic Money Market for the fiscal year ended December 31, 2002 and the independent auditor’s report thereon, dated February 14, 2003, are incorporated herein by reference from the Company’s Annual Report to shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Reserve Assets. Unaudited financial statements and accompanying notes of each of ML Reserve Assets and ML Domestic Money Market for the six months ended June 30, 2003 are incorporated herein by reference from the Company’s Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Reserve Assets.

ML Developing Capital Markets and ML Global Allocation

Audited financial statements and accompanying notes of each of ML Developing Capital Markets and ML Global Allocation for the fiscal year ended December 31, 2002 and the independent auditor’s report thereon, dated February 14, 2003, are incorporated herein by reference from the Company’s Annual Report to shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Developing Capital Markets. Unaudited financial statements and accompanying notes of each of ML Developing Capital Markets and ML Global Allocation for the six months ended June 30, 2003 are incorporated herein by reference from the Company’s Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of ML Developing Capital Markets.

SAI-3

PART C OTHER INFORMATION

Item 15. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number			Description
1	(a)	—	Articles of Incorporation of Registrant.(a)
	(b)	—	Form of Articles Supplementary of Registrant.(b)
	(c)	—	Form of Articles of Amendment of Registrant.(c)
	(d)	—	Form of Articles Supplementary of Registrant.(d)
	(e)	—	Form of Articles Supplementary of Registrant.(e)
	(f)	—	Form of Articles Supplementary of Registrant.(f)

C-1

Exhibit Number		Description
(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock.(r)
(h)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock.(t)
(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock.(v)
(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus fund to Merrill Lynch Global Bond Focus Fund.(w)
(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares.(y)
(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund.(cc)
(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund.(ee)
(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund and Merrill Lynch Prime Bond Fund.(kk)
(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund).(ii)
(p)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Large Cap Core Focus Fund.(mm)
(q)	—	Form of Articles Supplementary to Registrant’s Articles of incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund.(nn)

C-2

Exhibit Number			Description
	(r)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund.(oo)
	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds.(qq)
	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund.(rr)
2		—	By Laws of Registrant, as amended.(g)
3		—	Not Applicable.
4	(a)	—	Form of Agreement and Plan of Reorganization between Mercury Variable Trust, on behalf of Mercury International Value V.I. Fund, and the Registrant, on behalf of Merrill Lynch International Value V.I. Fund (included as Exhibit 1 to the Proxy Statement and Prospectus contained in this Registration Statement).
	(b)	—	Form of Agreement and Plan of Reorganization between Mercury V.I. Funds, Inc., on behalf of Merrill Lynch Large Cap Growth V.I. Fund, and the Registrant, on behalf of Merrill Lynch Large Cap Growth V.I. Fund (included as Exhibit 2 to the Proxy Statement and Prospectus contained in this Registration Statement).
	(c)	—	Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Merrill Lynch Focus Twenty V.I. Fund, Merrill Lynch Reserve Assets V.I. Fund and Merrill Lynch Developing Capital Markets V.I. Fund, and the Registrant, on behalf of Merrill Lynch Large Cap Growth V.I. Fund, Merrill Lynch Domestic Money Market V.I. Fund and Merrill Lynch Global Allocation V.I. Fund (included as Exhibit 3 to the Proxy Statement and Prospectus contained in this Registration Statement).
5		—	Not Applicable.
6	(a)	—	Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund.(i)
	(b)	—	Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund.(j)
	(c)	—	Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund.(x)
	(d)	—	Form of Investment Advisory Agreement for Merrill Lynch Natural Resources Focus Fund and Merrill Lynch American Balanced Fund.(l)
	(e)	—	Form of Investment Advisory Agreement for Merrill Lynch Domestic Money Market Fund and Merrill Lynch Global Strategy Focus Fund.(m)
	(f)	—	Form of Investment Advisory Agreement for Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund.(s)
	(g)	—	Form of Investment Advisory Agreement for Merrill Lynch Developing Capital Markets Focus Fund and Merrill Lynch Government Bond Fund.(t)
	(h)	—	Form of Sub-Advisory Agreement between Merrill Lynch Asset Management, L.P. and Merrill Lynch Asset Management U.K. Limited.(ff)
	(i)	—	Form of Investment Advisory Agreement for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Capital Focus Fund.(dd)

C-3

Exhibit Number			Description
	(j)	—	Form of Investment Advisory Agreement for Merrill Lynch Fundamental Growth Focus Fund.(ll)
	(k)	—	Form of Investment Advisory Agreement for Merrill Lynch Focus Twenty Select Fund.(jj)
	(l)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Value Focus Fund.(mm)
7	(a)	—	Form of Distribution Agreement.(n)
	(b)	—	Form of Distribution Agreement relating to the Class B shares.(z)
8		—	Not Applicable.
9	(a)	—	Form of Custodian Agreement.(o)
	(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co.(aa)
10	(a)	—	Form of Distribution Plan relating to Class B shares.(bb)
	(b)	—	Rule 18f-3 Plan, as revised.(hh)
11		—	Opinion and Consent of Clifford Chance US LLP, counsel to the Registrant.
12		—	Opinion pertaining to tax matters.*
13		—	Not Applicable.
14	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant and for Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. .
	(b)	—	Consent of Ernst & Young LLP, independent auditors for Mercury International Value V.I. Fund of Mercury Variable Trust.
15		—	Not Applicable.
16		—	Power of Attorney.
17	(a)	—	Prospectus, dated May 1, 2003, of Mercury International Value V.I. Fund of Mercury Variable Trust.
	(b)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc.
	(c)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Focus Twenty V.I. Fund of the Registrant.
	(d)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Reserve Assets V.I. Fund of the Registrant.
	(e)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Developing Capital Markets V.I. Fund of the Registrant.
	(f)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Domestic Money Market V.I. Fund of the Registrant.
	(g)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Global Allocation V.I. Fund of the Registrant.
	(h)	—	Statement of Additional Information, dated May 1, 2003, of the Registrant.
	(i)	—	Statement of Additional Information, dated May 1, 2003, of Mercury Variable Trust.
	(j)	—	Statement of Additional Information, dated May 1, 2003, of Mercury V.I. Funds, Inc.
	(k)	—	Annual Report to Shareholders of Mercury International Value V.I. Fund of Mercury Variable Trust, as of December 31, 2002.
	(l)	—	Semi-Annual Report to Shareholders of Mercury International Value V.I. Fund of Mercury Variable Trust, as of June 30, 2003.

C-4

Exhibit Number		Description
(m)	—	Annual Report to Shareholders of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., as of December 31, 2002.
(n)	—	Semi-Annual Report to Shareholders of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. as of June 30, 2003.
(o)	—	Annual Report to Shareholders of Merrill Lynch Variable Series Funds, Inc., as of December 31, 2002.
(p)	—	Semi-Annual Report to Shareholders of Merrill Lynch Variable Series Funds, Inc., as of June 30, 2003.
(q)	—	Forms of Proxy.

*	To be filed by amendment.
(a)	Incorporated by reference Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (File No. 2-74452) (the “Registration Statement”).
(b)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.
(c)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.
(f)	Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).
(g)	Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement (“Post-Effective Amendment No. 11”).
(h)	Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement (“Post-Effective Amendment No. 4”).
(i)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement (“Post-Effective Amendment No. 8”).
(j)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8.
(k)	Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement (“Post-Effective Amendment No. 24”).
(l)	Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 11.
(m)	Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 16.
(n)	Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (“Amendment No. 1”).
(o)	Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.
(p)	Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.

C-5

(q)	Incorporated by reference to Exhibit 9(b) to Amendment No. 1.
(r)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(s)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(t)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.
(u)	Incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 24.
(v)	Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.
(w)	Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.
(x)	Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.
(y)	Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.
(z)	Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(aa)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(bb)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.
(cc)	Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.
(dd)	Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.
(ee)	Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.
(ff)	Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 27 to the Registration Statement.
(gg)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 34 to the Registration Statement.
(hh)	Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 34 to the Registration Statement.
(ii)	Incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement.
(jj)	Incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 35 to the Registration Statement.
(kk)	Incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 33 to the Registration Statement.
(ll)	Incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 33 to the Registration Statement.
(mm)	Incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 38 to the Registration Statement.

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

C-6

SIGNATURES

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey on October 15, 2003.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (Registrant)

By:	/s/ DONALD C. BURKE Donald C. Burke, Treasurer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Director

/s/ DONALD C. BURKE*	Treasurer (Principal Financial and Accounting Officer)
(Donald C. Burke)

/s/ JAMES H. BODURTHA*	Director
(James H. Bodurtha)

/s/ JOE GRILLS*	Director
(Joe Grills)

/s/ HERBERT I. LONDON*	Director
(Herbert I. London)

/s/ ANDRÉ F. PEROLD*	Director
(André F. Perold)

/s/ ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

/s/ ROBERT S. SALOMON, JR.*	Director
(Robert S. Salomon, Jr.)

/s/ STEPHEN B. SWENSRUD*	Director
(Stephen B. Swensrud)

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

* By:	/s/ DONALD C. BURKE	October 15, 2003
(Donald C. Burke, Attorney-in-Fact)

C-7

EXHIBIT INDEX

Exhibit Number			Description
11		—	Opinion and consent of Clifford Chance US LLP, counsel to the Registrant.
14	(a)	—	Consent of independent auditors for the Registrant and for Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc..
	(b)	—	Consent of independent auditors for Mercury Variable Trust.
16		—	Power of Attorney.
17	(a)	—	Prospectus, dated May 1, 2003, of Mercury International Value V.I. Fund of Mercury Variable Trust.
	(b)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc.
	(c)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Focus Twenty V.I. Fund of the Registrant.
	(d)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Reserve Assets V.I. Fund of the Registrant.
	(e)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Developing Capital Markets V.I. Fund of the Registrant.
	(f)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Domestic Money Market V.I. Fund of the Registrant.
	(g)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Global Allocation V.I. Fund of the Registrant.
	(h)	—	Statement of Additional Information, dated May 1, 2003, of the Registrant.
	(i)	—	Statement of Additional Information, dated May 1, 2003, of Mercury Variable Trust.
	(j)	—	Statement of Additional Information, dated May 1, 2003, of Mercury V.I. Funds, Inc.
	(k)	—	Annual Report to Shareholders of Mercury International Value V.I. Fund of Mercury Variable Trust, as of December 31, 2002.
	(l)	—	Semi-Annual Report to Shareholders of Mercury International Value V.I. Fund of Mercury Variable Trust, as of June 30, 2003.
	(m)	—	Annual Report to Shareholders of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., as of December 31, 2002.
	(n)	—	Semi-Annual Report to Shareholders of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. as of June 30, 2003.
	(o)	—	Annual Report to Shareholders of Merrill Lynch Variable Series Funds, Inc., as of December 31, 2002.
	(p)	—	Semi-Annual Report to Shareholders of Merrill Lynch Variable Series Funds, Inc., as of June 30, 2003.
	(q)	—	Forms of Proxy.